As filed with the Securities and Exchange Commission on December 8, 2006.

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                  Pre-Effective Amendment No.                     [ ]
                  Post-Effective Amendment No.   46               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  [ ]
                  Amendment No.    47                             [X]

                                JNL SERIES TRUST
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
          --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
         ---------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Series Trust                             1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary          Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan 48951                      Attn:  Gary O. Cohen

                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

_X__ on December 29, 2006 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

____ 75 days after filing pursuant to paragraph (a)(2)

____ on May 1, 2006 pursuant to paragraph (a)(2) of Rule 485.

_X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.


This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement (i) the replacement of Putnam Investment Management, LLC with PPM America, Inc. as a sub-adviser for the JNL/Putnam Value Equity Fund, which was previously sub-advised by Putnam Investment Management, LLC; (ii) the addition of eleven funds; and iii) to reflect other changes to the Prospectus dated May 1, 2006 for the JNL Series Trust and to the Statement of Additional Information dated May 1, 2006 both of which were filed with the Commission on April 12, 2006, as part of Post-Effective Amendment No. 44 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

              SUPPLEMENT DATED DECEMBER 29, 2006 TO THE PROSPECTUS
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 16, 2007.

ALL REFERENCES TO JACKSON NATIONAL LIFE DISTRIBUTORS, INC. SHOULD BE CHANGED TO JACKSON NATIONAL LIFE DISTRIBUTORS LLC.



PLEASE DELETE ALL INFORMATION RELATED TO THE JNL/PUTNAM VALUE EQUITY FUND. EFFECTIVE JANUARY 16, 2007, PPM AMERICA, INC REPLACED PUTNAM INVESTMENT MANAGEMENT, LLC AS THE SUB-ADVISER FOR THE FUND. PLEASE SEE PAGES 32-36 OF THIS SUPPLEMENT FOR INFORMATION ON THE FUND.



PLEASE CHANGE ALL REFERENCES IN THE PROSPECTUS FOR THE "JNL/WESTERN HIGH YIELD BOND FUND" TO "JNL/WESTERN ASSET HIGH YIELD BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE PROSPECTUS FOR THE "JNL/WESTERN STRATEGIC BOND FUND" TO "JNL/WESTERN ASSET STRATEGIC BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE PROSPECTUS FOR THE "JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND" TO "JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND."



PLEASE ADD THE FOLLOWING DISCLOSURES TO THE COVER PAGE. THE FOLLOWING DISCLOSURE APPLIES TO THE JNL/S&P MODERATE RETIREMENT STRATEGY FUND, THE JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND, AND THE JNL/S&P GROWTH RETIREMENT STRATEGY FUND.


iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) FuNDS make any representations regarding the advisability of investing in the Fund.


SPDRs(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by PDR Services LLC ("PDR") and the American Stock Exchange LLC ("AMEX") in connection with the listing and trading of SPDRs on the AMEX. These products are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The Funds are not sponsored, endorsed, sold or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Funds.


Vanguard(R) and VIPERs(R) are trademarks of The Vanguard Group, Inc. ("Vanguard"). The Funds are not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the VIPERs. Vanguard has not obligation or liability in connection with the operation, marketing, or trading of the Funds.


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:


JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/PPM America Value Equity Fund (FORMERLY, JNL/PUTNAM VALUE EQUITY FUND) JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Growth Retirement Strategy Fund


THE TABLE(S) ENTITLED "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005" FOR THE JNL/AIM REAL ESTATE FUND SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------------------ --------------------
                                                                                              Life of Fund*
------------------------------------------------------------------------------------------ --------------------
JNL/AIM Real Estate Fund (Class A)                                                                17.00%
MSCI US REIT Index                                                                                14.61%
------------------------------------------------------------------------------------------ --------------------

The MSCI US REIT  Index is a  broad-based,  unmanaged  index.
*The Fund began operations on May 2, 2005.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------------------ --------------------
                                                                                             Life of Class*
------------------------------------------------------------------------------------------ --------------------
JNL/AIM Real Estate Fund (Class B)                                                                17.20%
MSCI US REIT Index                                                                                14.61%
------------------------------------------------------------------------------------------ --------------------

The MSCI US REIT Index is a broad-based, unmanaged index.
*The Fund began operations on May 2, 2005.

IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index. The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.



THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Credit Suisse Global Natural Resources Fund is long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal conditions a minimum of 95% (or the majority of its assets) of its assets in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector. Furthermore, the Fund may invest in companies which obtain the majority of their revenues by financing the above activities.


The Fund may invest up to 15% of its net assets, irrespective of currency and regardless of the issuer's country of origin, in convertible and warrant bonds, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.

Furthermore, the Fund may invest in listed and equity-linked notes, providing the underlying equities relate to companies permitted under the terms of the Fund's investment policy. Investments in equity-linked notes, together with convertible and warrant bonds, may not exceed 15% of the net assets of the Fund.


No single holding of the Fund may be in excess of 10% of a company's total value. It is required that 70% of the Fund's assets are to be held in stocks that are included in the MSCI Index customized benchmark. The exposure to a stock, which is not included in the benchmark, may not be actively increased beyond 3% of the Fund's assets at the time of purchase. The Fund is not permitted to hold more than 4% of its assets in a single position that is not included in the benchmark. The Fund pursues a target of 2.0% excess return over the benchmark, with a range of active risk ("Tracking Error") of 3.0-6.0%.


Below are the sub-sector investment guidelines for the Fund and its MSCI Index customized benchmark:

MSCI Metals & Mining Index:     Benchmark Weighting = 50%     Fund Range = 35 - 65%
MSCI Oil & Gas Index:           Benchmark  Weighting = 25%    Fund Range = 15 - 35%
MSCI Paper & Forest Index:      Benchmark  Weighting = 15%    Fund Range = 10 - 20%
MSCI  Chemicals Index:          Benchmark Weighting = 10%     Fund Range = 5 - 15%

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


o MARKET RISK. The market price of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.


o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

o LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.


o INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.


o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in that particular industry. Due to industry concentration risk, the Fund may have a greater risk than a fund which invests in a mixture of stocks of companies from a wide variety of industries.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.06%
--------------------------------------------------------------------------------------------- -----------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.86%
--------------------------------------------------------------------------------------------- -----------------------


* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $108
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $337
-------------------------------------------------------------------------------------- --------------------------


EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $88
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $274
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.

TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major country, commercial paper, and repurchase agreements. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund is Credit Suisse Asset Management, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017. CSAM is a subsidiary of Credit Suisse Group ("CSG"). CSG's office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

In connection with CSAM's service as Sub-Adviser to the Fund, Credit Suisse Asset Management Limited ("CSAM Limited") will provide investment advisory and portfolio management advice to all or that portion of the Fund's assets designated by CSAM from time to time. CSAM Limited is compensated by CSAM at no additional expense to the Trust. CSAM Limited is located at One Cabot Square, London, UK E14 4QJ.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Jay Bhutani and Neil Gregson.


Jay Bhutani, Director, has been a member of the team since 2006 and is a global energy analyst, European mining analyst and portfolio manager of the Credit Suisse Global Natural Resources Portfolios. MR. BHUTANI HAS BEEN A MANAGER OF THE FUND SINCE ITS INCEPTION. Since 2000, Mr. Bhutani has served as a research analyst, specializing in the energy sector. He joined Credit Suisse from Lehman Brothers where he was a Senior Oil & Gas Analyst and frequently highly ranked in institutional investor surveys. Prior to joining Lehman, he worked as an Oil & Gas Analyst at Donaldson, Lufkin & Jenrette and at Caspian Securities. Prior to joining the securities industry, he worked as an oil industry consultant at Petroleum Finance Co. and as an Editor of Petroleum Intelligence Weekly in Washington and New York. He holds a BA in International Relations (Summa Cum Laude) from the University of Pennsylvania and an MBA from Carnegie-Mellon University.

Neil Gregson, Managing Director, in 2006 became the Head of Global Emerging Market Equities and Chief Investment Officer for Equities in Emerging Europe, the Middle East and Africa. MR. GREGSON HAS BEEN A MANAGER OF THE FUND SINCE ITS INCEPTION. Since 2000, Mr. Gregson has served as lead portfolio manager for the Credit Suisse Global Natural Resources Strategy. Prior to joining Credit Suisse in 1990, Mr. Gregson served as an Investment Analyst in Johannesburg. Previously, Mr. Gregson was a mining engineer with Anglo American Corporation in South Africa. Mr. Gregson earned a BSc (Hons.) in Mining Engineering from Nottingham University. Mr. Gregson is a member of the Association of Investment Management Research and was a member of it's Council from 1997 to early 1999..


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory and sub-sub advisory agreements will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF TFHE TRUST":

JNL/CREDIT SUISSE LONG/SHORT FUND

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/Credit  Suisse
Long/Short Fund is total return.


PRINCIPAL INVESTMENT STRATEGIES. The Fund's principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor's (S&P) 500 Index and with investment risk similar to the S&P 500 Index. The investment strategy is quantitative in nature; the Portfolio Managers' discretion is used to determine the selection and importance of
factors  in  the   multi-factor   stock  selection   model.  The  Fund's  active
quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks. The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the US Equity - Short Extension strategy. This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining--to a large degree--the S&P 500 Index's risk factors, such as sector and industry exposures.

The Sub-Adviser employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index. Long positions are typically held at 120% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of 20% of the underlying stock portfolio. The portfolio, including the net short positions, therefore maintains an expected beta of one to the S&P 500 Index while capturing better performance, in the long-run, than the S&P 500 Index.

With this 120/20 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over the S&P 500 Index.The Strategy thus strives to achieve an information ratio between 0.75-1.00.

The Sub-Adviser will predominantly invest in large-cap US equities, employing an investment-universe encompassing the constituents of the S&P 500 Index. In addition, the Sub-Adviser in general will maintain characteristics - risk factor exposures, sector and industry weights, etc. - similar to those of the S&P 500 Index.


INVESTMENT PROCESS
     The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management. The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (I) formulation of investment views, (II) construction of expected returns, (III) portfolio optimization and implementation, (IV) performance monitoring and attribution analysis.


     The investment strategy is quantitative in nature; the Portfolio Managers' discretion is used to determine the selection and importance of factors in the Sub-Adviser's proprietary multi-factor stock selection model. The Portfolio Managers' also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.


STEP 1: FORMULATING INVESTMENT VIEWS

     The Sub-Adviser utilizes five distinct factor groups - (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns. The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information. For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company. The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company's returns to capital, or profitability.



STEP 2: CONSTRUCTING THE EXPECTED RETURNS

     The second step of the investment process involves calculating the expected returns of individual stocks given the investment views. Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores from (a) based on each stock's unique characteristics. and (c) making a final adjustment to the expected return of each stock given the risks of each stock, i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks. The set of expected returns constructed above reflects the Portfolio Managers' best estimate of the relative attractiveness of each stock in the investment universe.


STEP 3: PORTFOLIO CONSTRUCTION AND IMPLEMENTATION

     Portfolio construction and implementation is the third step of the investment process. The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser's buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.


Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

STEP 4: PERFORMANCE MONITORING AND ATTRIBUTION ANALYSIS

     An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio's exposure to those factor groups. Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team. In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     o SHORT SALES RISK. The Fund may take positions by selling borrowed securities that it does not currently own, with the intention of repurchasing them later for a profit on the expectation that the market price will drop. Because they expose the Fund to risks associated with securities it does not own, short positions involve speculative exposure risk. As a result, if the Fund takes short positions in stocks that increase in value, then it will be likely to underperform similar stock mutual funds that do not take short positions. In addition, short positions typically involve increased liquidity risk and transaction costs.

     o SPECULATIVE EXPOSURE RISK. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


     o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     o    LEVERAGING  RISK.  Certain  transactions  may  give  rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

     o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in that particular industry. Due to industry concentration risk, the Fund may have a greater risk than a fund which invests in a mixture of stocks of companies from a wide variety of industries.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         1.00%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.50%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.70%
--------------------------------------------------------------------------------------------- -----------------------


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         1.00%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.50%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.50%

--------------------------------------------------------------------------------------------- -----------------------



* Other expenses are based on estimated amounts for the current fiscal year. The amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $173
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $536
-------------------------------------------------------------------------------------- --------------------------


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $153
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $474
-------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017. CSAM is a subsidiary of Credit Suisse Equity Fund Management Company ("CSEFMC"). CSEFMC's registered office is in Luxembourg, at 5 rue Jean Monnet.

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the Fund. The current group members are Joseph Cherian, William Weng and Todd Jablonski. Mr. Cherian and Mr. Weng are the lead portfolio managers of the Credit Suisse Quantitative Strategies Group. Each portfolio manager has served in such capacity since the Fund's inception.


Joseph Cherian, Managing Director, has been a member of the team since 2006. Since 2004, he has been the Global Head of the Quantitative Strategies Group. Prior to joining Credit Suisse, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of Finance at Boston University. Mr. Cherian holds a BS in Mechanical Engineering from the Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (formerly, the Association for Investment Management Research
- AIMR).

William Weng, Director, has been a member of the team since 2006. Since 2004, he has been a Senior Quantitative Analyst in the Quantitative Strategies Group. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2001 to 2004, as a Vice President and Senior Quantitative Analyst, where he had primary responsibility for conducting and implementing research on quantitative active equity, investment strategies, and asset allocation. Prior to that, Mr. Weng was a research assistant at the National Bureau of Economic Research and a teaching fellow at Boston University's Department of Economics from 1995 to 2001. Mr. Weng holds a PhD in economics from Boston University, a MS in systems engineering and a BA in management information systems from Tsinghua University in Beijing, China.

Todd Jablonski, Vice President, has been a member of the team since 2006. Since 2004, he has been a portfolio manager in the Quantitative Strategies Group, since 2004, where he focuses on U.S. equity investment products. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2000 to 2004, where he was an Assistant Vice President and quantitative analyst supporting investment strategy and asset allocation. Previously, Mr. Jablonski worked as an equity analyst in securities research at A.G. Edwards. He holds a B.A. in Economics from the University of Virginia and is currently pursuing an MBA with a concentration in computational finance at the Stern School of Business at New York University. He is a CFA charterholder and is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund's assets are invested in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The  Fund  seeks  to  achieve  its   objective  by  making   equal   allocations
(approximately 33 1/3%) of its assets and cash flows to the following three Underlying Funds:

     o    JNL/Franklin Templeton Income Fund*; and
     o    JNL/Franklin Templeton Global Growth Fund*; and
     o    JNL/Franklin Templeton Mutual Shares Fund*.

     * The investment policies of the Underlying Funds are described elsewhere in this supplement and the JNL Series Trust prospectus.


The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Fund's Adviser and the Fund's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the predetermined fixed allocation percentages. Also, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds as a result of the small variations in the Fund's allocations. Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by the Underlying Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the Underlying Fund's Sub-Adviser if other investors fail to recognize the company's value or the factors that the Underlying Fund's Sub-Adviser believes will increase the price of the security do not occur.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Underlying Fund invests in bonds issued by a foreign government, it may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. An Underlying Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of the Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES. An Underlying Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.


          A merger or other restructuring or tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established companies. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


     o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     o    LEVERAGING  RISK.  Certain  transactions  may  give  rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.


     o INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Underlying Funds may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

     o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.


In addition, the performance of the Fund depends on the ability of the Underlying Fund's Sub-Adviser to effectively implement the investment strategies of the Fund.


Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.05%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses**                                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.06%
--------------------------------------------------------------------------------------------- -----------------------



* The expenses shown above are the annual operating expenses for the Fund. Because the Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the expenses shown. Taking into account its pro-rata share of fees and expenses, the total annual operating expenses for the Fund are estimated to be approximately 1.15%.

** Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $6
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                            $19
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and provides the Trust with professional investment supervision and management for each of its current 60 portfolios. JNAM currently manages approximately $21 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:


     o Mark D. Nerud was elected President of the Trust, effective December 2006. Mr. Nerud has been a manager of the Fund since its inception. Mr. Nerud has been associated with JNAM and/or its affiliates since 1996. Prior to being elected President, Mr. Nerud was Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies advised by JNAM since December 2002. From August 1997 to December 2002, Mr. Nerud was Vice President and Assistant Treasurer of the Trust and other affiliated investment companies. Mr. Nerud has also been the Chief Financial Officer of JNAM since November 2000 and Vice President of Fund Accounting and Administration of Jackson National Life Insurance Company, an affiliate of JNAM and the Trust, since January 2000.

     o William V. Simon was elected Vice President and Assistant Treasurer of the Trust effective December 2006. Mr. Simon has been a manager of the Fund since its inception. Mr. Simon has been associated with JNAM and/or its affiliates since 1996. In addition to being Vice President and Assistant Treasurer, Mr. Simon has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since July 2004. From August 2000 through July 2004, Mr. Simon was a Director at Jackson National Life Insurance Company.

     o Daniel W. Koors was elected Vice President, Chief Financial Officer and Treasurer of the Trust effective December 2006. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. In addition to being Vice President, Chief Financial Officer and Treasurer, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Fund also invests in depository receipts. These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging countries, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     o    LEVERAGING  RISK.  Certain  transactions  may  give  rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.


     o INTEREST RATE RISK. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

     o CREDIT RISK. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, , whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.90%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.11%
--------------------------------------------------------------------------------------------- -----------------------


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.90%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.91%
--------------------------------------------------------------------------------------------- -----------------------



* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $113
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $353
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $93
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $290
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques. These securities and techniques may subject the Fund to additional risks.

TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited ("Global Advisors"), Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage over $464 billion in assets as of December 31, 2005.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:


     o Murdo Murchison, CFA (EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. Mr. Murchison has research responsibilities for the media industry as well as European banks. He joined Franklin Templeton Investments in 1993. Mr. Murchison earned a bachelor of law degree, with honors, from Edinburgh University, and went on to Glasgow University to obtain his diploma of legal practice. He is a Chartered Financial Analyst (CFA) Charterholder.

     o Jeffrey A. Everett, CFA (PRESIDENT AND DIRECTOR OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. He is responsible for all investment strategies and portfolio management activities for portfolios managed by Templeton's Global Equity investment professionals, who work from the eight global offices of the Templeton Global Equity Group. He joined Franklin Templeton Investments in 1989. Mr. Everett earned a B.S. in Finance from Pennsylvania State University and is a Chartered Financial Analyst (CFA) Charterholder.

     o Lisa F. Myers, CFA (VICE PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund. Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996. Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

REGULATORY AND LITIGATION MATTERS


On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or
after  November  15,  2006.   After   publication  and  comment,   the  proposed
distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in early 2007.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."



THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the JNL/Franklin  Templeton
Mutual  Shares  Fund  is  capital   appreciation,   which  may  occasionally  be
short-term, and secondarily, income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.


The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets. In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so. The Fund also may invest up to 15% of its net assets in securities with a limited trading market.


The Fund invests primarily in securities that the Sub-Adviser believes are trading at a discount to their intrinsic value. To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.


The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser's own analysis of the security's intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o STOCK INVESTING RISK. Although this may not be the case in foreign markets, in the U.S. stocks historically, as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

     o VALUE INVESTING RISK. Value securities may not increase in price as anticipated by the Sub-Adviser, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Sub-Adviser believes will increase a security's market value do not occur.

          The Funds' bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered "cheap" in the Sub-Adviser's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

     o RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

     o FOREIGN SECURITIES RISK. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established companies. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


     o CREDIT RISK. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.


     o LOWER-RATED AND UNRATED DEBT SECURITIES RISK. Securities rated below investment grade, sometimes called "junk bonds" and the type of unrated debt securities purchased by the Funds, generally are considered to have more risk than higher-rated securities. They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in nondefaulted bonds. Purchasers of participations in undebtedness, such as the Funds, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.06%
--------------------------------------------------------------------------------------------- -----------------------


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.86%
--------------------------------------------------------------------------------------------- -----------------------



* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $108
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $337
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $88
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $274
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks.


TEMPORARY DEFENSIVE POSITION. The Sub-Adviser may keep a portion, which may be significant at times, of each Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Fund's assets in U.S. or non- U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Fund may be unable to pursue its investment goals.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC ("Franklin Mutual"), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Together, Franklin Mutual and its affiliates manage over $464 billion in assets as of December 31, 2005.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman is the portfolio manager for the Fund and Ms. Turner and Mr. Segal are assistant portfolio managers for the Fund.


     o Peter A. Langerman (PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies. He holds a Master's degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

     o Deborah A. Turner, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. Ms. Turner has been an assistant portfolio manager since 2001. Prior to that she was an Analyst from 1996 to 2001. She joined Franklin Templeton Investments in 1996. From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst. Ms. Turner has more than 13 years of experience in the investment management industry. Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

     o F. David Segal, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002. Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002. He has 13 years of experience in the financial services industry. Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University's Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.


The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts that they manage and their ownership of Fund shares.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

REGULATORY AND LITIGATION MATTERS


On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or
after  November  15,  2006.   After   publication  and  comment,   the  proposed
distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in early 2007.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."


IN THE SECTION ENTITLED "REGULATORY AND LITIGATION MATTERS" FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND AND JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, PLEASE DELETE THE SECTION IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

REGULATORY AND LITIGATION MATTERS

On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or
after  November  15,  2006.   After   publication  and  comment,   the  proposed
distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in early 2007.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."



THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY FUND)

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1.5 billion or greater.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in the equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of January 16, 2007, PPM America, Inc. replaced Putnam Investment Management, LLC as the Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to December 31, 2005 reflects the results achieved by the prior Sub-Adviser.


In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[OBJECT OMITTED]]

24.33%     21.82%     12.48%     -1.04%    6.96%    -6.32%     -19.87%     24.55%     9.76%     4.91%
1996       1997       1998       1999      2000     2001       2002        2003       2004      2005

In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

CLASS B

[OBJECT OMITTED]]

5.18%
2005

In the periods shown in the chart, the Fund's highest quarterly return was 8.92% (4th quarter of 2004) and its lowest quarterly return was -1.99% (3rd quarter of 2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------- ------------------- -------------------- --------------------
                                                              1 year              5 year              10 year*
------------------------------------------------------- ------------------- -------------------- --------------------
JNL/PPM America Value Equity Fund (Class A)                    4.91%               1.49%                6.85%
S&P 500 Index                                                  4.91%               0.55%                9.06%
S&P500/Barra Value Index                                       6.33%               2.53%                9.44%
------------------------------------------------------- ------------------- -------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


The S&P 500/BARRA Value Index, an unmanaged, capitalization-weighted index composed of stocks of the S&P 500 with low price-to-book ratio relative to the S&P 500 as a whole.

* The Fund began operations on May 15, 1995. As of January 16, 2007, PPM America, Inc., replaced Putnam Investment Management, LLC as Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------- ------------------- --------------------
                                                                                   1 year          Life of Class*
---------------------------------------------------------------------------- ------------------- --------------------
JNL/PPM America Value Equity Fund (Class B)                                         5.18%               6.08%
S&P 500 Index                                                                       4.91%               6.12%
S&P500/Barra Value Index                                                            6.33%              10.48%
---------------------------------------------------------------------------- ------------------- --------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


The S&P 500/BARRA Value Index, an unmanaged, capitalization-weighted index composed of stocks of the S&P 500 with low price-to-book ratio relative to the S&P 500 as a whole.

* The Class B shares of the Fund began operations on March 5, 2004. As of January 16, 2007, PPM America, Inc., replaced Putnam Investment Management, LLC as Sub-Adviser for the Fund. Performance shown for the period from March 5, 2004 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.65%*
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses**                                                                                        0.01%
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    0.86%
----------------------------------------------------------------------------------------------- ---------------------


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.65%*
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses**                                                                                        0.01%
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    0.66%
----------------------------------------------------------------------------------------------- ---------------------



* The management/administrative fee has been restated to reflect that effective January 16, 2007, the fee will be reduced to the level shown in the table above.

** Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                           $88
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                         $274
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                         $477
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                       $1061
-------------------------------------------------------------------------------------- ------------------------

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                           $67
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                         $211
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                         $368
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $822
-------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. At times the Sub-Adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The Sub-Adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the Sub-Adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from pursuing its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $70 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $6.5 billion in assets, including approximately $ 3.5 billion in large cap value assets for various institutional clients based in the U.S. and abroad.


Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988.

Alford E. Zick is a Senior Managing Director and Portfolio Manager of PPM's Equity Group. Mr. Zick has over thirty-one years of investment management experience. Prior to joining PPM in 1999, Mr. Zick was a Principal and Co-Portfolio Manager of Morgan Stanley Asset Management's large cap value product. Previously, he was the Director of Investment Relations at Chicago Pacific Corporation and before that, Mr. Zick was the Director of Pension and Benefit Assets at Staley Continental, Inc. He holds a BS in Accounting from the University of Illinois.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


IN THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST", THE FOLLOWING SHOULD BE ADDED BEFORE THE JNL/S&P MANAGED CONSERVATIVE FUND:

SUMMARY OF MAIN RISK CHARACTERISTICS OF JNL/S&P FUNDS BASED ON TYPICAL INVESTMENT HOLDINGS OF UNDERLYING FUNDS

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to underlying funds that invest in those categories of portfolio investments. It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which underlying funds are invested in. Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk. Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P DISCIPLINED MODERATE FUND; JNL/S&P DISCIPLINED MODERATE GROWTH FUND; JNL/S&P DISCIPLINED GROWTH FUND (THE JNL/S&P DISCIPLINED FUNDS)

As between the three JNL/S&P Disciplined Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest. The JNL/S&P Disciplined Moderate Fund is expected to invest the lowest percentage in equity securities (approximately 50% to 70%); the JNL/S&P Disciplined Moderate Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Disciplined Growth Fund the greatest percentage (approximately 80% to 100%). The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

JNL/S&P MODERATE RETIREMENT STRATEGY FUND; JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND; JNL/S&P GROWTH RETIREMENT STRATEGY FUND (THE JNL/S&P RETIREMENT STRATEGY FUNDS)

As between the three JNL/S&P Retirement Strategy Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest. The JNL/S&P Moderate Retirement Strategy Fund is expected to invest the lowest percentage in equity securities (approximately 30% to 50%); JNL/S&P Moderate Growth Retirement Strategy Fund a slightly higher percentage (approximately 50% to 70%); and the JNL/S&P Growth Retirement Strategy Fund the greatest percentage(approximately 70% to 90%). The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

As a general matter the JNL/S&P Retirement Strategy Funds may be regarded as providing less risk exposure than the JNL/S&P Disciplined Funds as a result of the overall lower ranges of equity investments.

UNDERLYING FUND PORTFOLIO SECURITIES MAJOR CATEGORIES

STOCKS. ALL JNL/S&P FUNDS. Because the Fund will invest in underlying funds that invest in stocks, its returns will fluctuate with changes in stock markets. In the U.S., stocks have historically outperformed other types of investments over the long term. Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

SMALLER AND MID-SIZE COMPANIES. ALL JNL/S&P FUNDS. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

FIXED INCOME: INTEREST RATE RISK. ALL JNL/S&P FUNDS. Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable. A fund's distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns. Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

FIXED INCOME: CREDIT. ALL JNL/S&P FUNDS. Income securities, which may include indebtedness and participations, entail credit risk. An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer's financial strength or in a security's credit rating may reduce a security's value and, thus, impact performance. Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

HIGH-YIELD/HIGH-RISK BONDS. ALL JNL/S&P FUNDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a reduction in income, a decline in the market value of the securities so affected and a decline in the asset value would occur. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

MORTGAGE-BACKED SECURITIES RISK. ALL JNL/S&P FUNDS. Mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

FOREIGN SECURITIES. ALL JNL/S&P FUNDS. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies. Changes in the value of foreign currencies relative to the US dollar can dramatically decrease (or increase) the value of foreign portfolio holdings. To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

DERIVATIVE SECURITIES. ALL JNL/S&P FUNDS. Options, futures, swaps, structured securities and other derivative transactions involve special risks. The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

EXCHANGE TRADED FUNDS. JNL/S&P MODERATE RETIREMENT STRATEGY FUND; JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND; JNL/S&P GROWTH RETIREMENT STRATEGY FUND. ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

INDUSTRY CONCENTRATION RISK. ALL JNL/S&P FUNDS. When there is concentration in a certain industry, performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P DISCIPLINED MODERATE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds). The Underlying Funds in which the JNL/S&P Disciplined Moderate Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that investment primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of the Fund and its related asset class, expected performance of the Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure on pages 7- 9 for the principal investment strategies and risks.


JNL SERIES TRUST

JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon  Capital  Management S&P 400 MidCap Index Fund
JNL/Mellon Capital   Management  Small  Cap  Index  Fund
JNL/Mellon   Capital   Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the
Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o CURRENCY RISK. The value of the Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


     o DERIVATIVES RISK. The risk that loss may result from an Underlying Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. An Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Underlying Fund and create a greater risk of loss. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     o    LEVERAGING  RISK.  Certain  transactions  may  give  rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.


     o U.S. GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Underlying Funds, such as those issued by the Federal Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

     o INDEX INVESTING RISK. Some of the Underlying Funds use an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Underlying Fund and index performance may be affected by the Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Fund's portfolio and the timing of purchases and redemptions of the Underlying Fund's shares. Because the Underlying Fund has expenses and other investment considerations that an index does not, the Underlying Fund's performance may be lower than that of the index.

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


     o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by an Underlying Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.


     o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

     o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.


     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MORTGAGE RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


     o LICENSE TERMINATION RISK. Some of the Underlying Funds rely on licenses from third parties to the Underlying Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Underlying Fund. Such licenses may be terminated by the licensors, and as a result the Underlying
          Fund may lose its ability to use the licensed name as a part of the name of the Underlying Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Underlying Fund would have to change and the Underlying Fund may have to change the investment strategy.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Underlying Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------



* Other expenses are based on estimated amounts for the current fiscal year.

As an investor in Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.00%.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P DISCIPLINED MODERATE GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds). The Underlying Funds in which the JNL/S&P Disciplined Moderate Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that investment primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of the Fund and its related asset class, expected performance of the Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure on pages 7- 9 for the principal investment strategies and risks.


JNL SERIES TRUST

JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the
Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


     o DERIVATIVES RISK. The risk that loss may result from an Underlying Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. An Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Underlying Fund and create a greater risk of loss. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     o    LEVERAGING  RISK.  Certain  transactions  may  give  rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.


     o U.S. GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Underlying Funds, such as those issued by the Federal Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

     o INDEX INVESTING RISK. Some of the Underlying Funds use an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Underlying Fund and index performance may be affected by the Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Fund's portfolio and the timing of purchases and redemptions of the Underlying Fund's shares. Because an Underlying Fund has expenses and other investment considerations that an index does not, the Underlying Fund's performance may be lower than that of the index.

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


     o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by an Underlying Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.


     o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

     o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.


     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MORTGAGE RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


     o LICENSE TERMINATION RISK. Some of the Underlying Funds rely on licenses from third parties to the Underlying Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Underlying Fund. Such licenses may be terminated by the licensors, and as a result the Underlying
          Fund may lose its ability to use the licensed name as a part of the name of the Underlying Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Underlying Fund would have to change and the Underlying Fund may have to change the investment strategy.

Because the Fund invests  exclusively in the Underlying  Funds,  you should look
elsewhere  in  this  prospectus  for  the  particular   information  about  such
Underlying Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contractor the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------



*Other expenses are based on estimated amounts for the current fiscal year. As an investor in Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.00%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds). The Underlying Funds in which the JNL/S&P Disciplined Growth Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that investment primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of the Fund and its related asset class, expected performance of the Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure on pages 7- 9 for the principal investment strategies and risks.

JNL SERIES TRUST

JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon  Capital  Management S&P 400 MidCap Index Fund
JNL/Mellon Capital   Management  Small  Cap  Index  Fund
JNL/Mellon   Capital   Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund may achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the
Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


     o DERIVATIVES RISK. The risk that loss may result from an Underlying Fund's investments in options, futures, swaps, structured securities and other derivative instruments. Investing in derivative instruments, such as futures and options, involves special risks. The Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. An Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Underlying Fund and create a greater risk of loss. As an open-end investment company registered with the SEC the Fund is subject to the Federal securities laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notational value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notational value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notational value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     o    LEVERAGING  RISK.  Certain  transactions  may  give  rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.


     o U.S. GOVERNMENT SECURITIES RISK. The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Underlying Funds, such as those issued by the Federal Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

     o INDEX INVESTING RISK. Some of the Underlying Funds use an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Underlying Fund and index performance may be affected by the Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Fund's portfolio and the timing of purchases and redemptions of the Underlying Fund's shares. Because an Underlying Fund has expenses and other investment considerations that an index does not, the Underlying Fund's performance may be lower than that of the index.

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which certain Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.


     o INTEREST RATE RISK. The risk that when interest rates increase, fixed income securities held by an Underlying Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.


     o CREDIT RISK. The Underlying Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

     o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.


     o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     o MORTGAGE RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


     o LICENSE TERMINATION RISK. Some of the Underlying Funds rely on licenses from third parties to the Underlying Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Underlying Fund. Such licenses may be terminated by the licensors, and as a result the Underlying
          Fund may lose its ability to use the licensed name as a part of the name of the Underlying Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Underlying Fund would have to change and the Underlying Fund may have to change the investment strategy.

Because the Fund invests  exclusively in the Underlying  Funds,  you should look
elsewhere  in  this  prospectus  for  the  particular   information  about  such
Underlying Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------


*Other expenses are based on estimated amounts for the current fiscal year.

As an investor in Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.00%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P MODERATE RETIREMENT STRATEGY FUND

INVESTMENT   OBJECTIVE.   The  investment  objective  of  the  JNL/S&P  Moderate
Retirement Strategy Fund is to seek capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Exchange Traded Funds ("Underlying ETFs"). The Fund is managed for capital growth and invests a significant portion of its assets in Underlying ETFs that invest in equity and fixed income securities. An exchange traded fund ("ETF") is a fund that holds a portfolio of stocks and is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying ETFs that investment primarily in equity securities and 50% to 70% to Underlying ETFs that investment primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying ETFs.


The Fund's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, real estate investment trusts ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. Under normal circumstances, the Fund will not invest greater than 70% of its net assets in Underlying ETFs that invest primarily in fixed income securities.

The Fund currently seeks to achieve the capital growth element of its objective through its investments in Underlying ETFs that invest primarily in small-cap, mid-cap and large-cap equity securities, as well, to a lesser extent, in stocks of foreign companies.

The Fund currently seeks to achieve the current income secondary objective through its investments in Underlying ETFs that invest primarily in domestic investment-grade and government fixed income securities.


Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of the Fund and its related asset class, expected performance of the Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.


Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Sub-Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Sub-Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.


The Fund reserves the right to invest in other ETFs not on the list below as long as they have obtained exemptive relief from Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").


           ASSET CLASS                                      ETF NAME                            SYMBOL
Broad Equity Market               iShares(R) Dow Jones US Total Market Index Fund                 IYY
Broad Equity Market               iShares NYSE Composite Index                                    NYC
Broad Equity Market               iShares Russell 3000 Index                                      IWV
Broad Equity Market               iShares S&P(R) 1500 Index                                       ISI
Broad Equity Market               Vanguard(R) Total Stock Market ETF                              VTI
Broad Equity Market Growth        iShares Russell 3000 Growth Index                               IWZ
Broad Equity Market Value         iShares Russell 3000 Value Index                                IWW
Fixed Income Markets              iShares GS $ InvesTop Corporate Bond Fund                       LQD
Fixed Income Markets              iShares Lehman 1-3YR Treasury                                   SHY
Fixed Income Markets              iShares Lehman 20+ Years Treasury Bond Fund                     TLT
Fixed Income Markets              iShares Lehman 7-10YR Treasury                                  IEF
Fixed Income Markets              iShares Lehman Aggregate Bond Index Fund                        AGG
Fixed Income Markets              iShares Lehman TIPS Bond Fund                                   TIP
Global Sector ETFs                iShares S&P Global Energy Sector Index                          IXC
Global Sector ETFs                iShares S&P Global Financials Sector Index                      IXG
Global Sector ETFs                iShares S&P Global Healthcare Sector Index                      IXJ
Global Sector ETFs                iShares S&P Global Technology Sector Index                      IXN
Global Sector ETFs                iShares S&P Global Telecommunications Sector Index              IXP
International Country Markets     iShares FTSE/Xinhua China 25 Index                              FXI
International Country Markets     iShares MSCI Australia Index                                    EWA
International Country Markets     iShares MSCI Austria Index                                      EWO
International Country Markets     iShares MSCI Belgium Index                                      EWK
International Country Markets     iShares MSCI Brazil Index                                       EWZ
International Country Markets     iShares MSCI Canada Index                                       EWC
International Country Markets     iShares MSCI France Index                                       EWQ
International Country Markets     iShares MSCI Germany Index                                      EWG
International Country Markets     iShares MSCI Hong Kong Index                                    EWH
International Country Markets     iShares MSCI Italy Index                                        EWI
International Country Markets     iShares MSCI Japan Index                                        EWJ
International Country Markets     iShares MSCI Malaysia Index                                     EWM
International Country Markets     iShares MSCI Mexico Index                                       EWW
International Country Markets     iShares MSCI Netherlands Index                                  EWN
International Country Markets     iShares MSCI Singapore Index                                    EWS
International Country Markets     iShares MSCI South Africa Index                                 EZA
International Country Markets     iShares MSCI South Korea Index                                  EWY
International Country Markets     iShares MSCI Spain Index                                        EWP
International Country Markets     iShares MSCI Sweden Index                                       EWD
International Country Markets     iShares MSCI Switzerland Index                                  EWL
International Country Markets     iShares MSCI Taiwan Index                                       EWT
International Country Markets     iShares MSCI United Kingdom Index                               EWU
International Country Markets     iShares S&P/TOPIX Index                                         ITF
International Emerging Markets    Vanguard Emerging Markets ETF                                   VWO
International Emerging Markets    iShares MSCI Emerging Markets Index Fund                        EEM
International Equity Blend        iShares EAFE                                                    EFA
International Equity Blend        iShares S&P Global 100                                          IOO
International Equity Growth       iShares MSCI EAFE Growth Fund                                   EFG
International Equity Value        iShares MSCI EAFE Value Fund                                    EFV
International Regional Markets    iShares MSCI EMU Index                                          EZU
International Regional Markets    iShares MSCI Pacific ex-Japan Index                             EPP
International Regional Markets    iShares S&P European 350 Index                                  IEV
International Regional Markets    iShares S&P Latin America 40 Index                              ILF
International Regional Markets    Vanguard European ETF                                           VGK
International Regional Markets    Vanguard Pacific ETF                                            VPL
Large Cap Blend                   iShares Morningstar Large Core Index                            JKD
Large Cap Blend                   iShares NYSE 100 Index                                          NY
Large Cap Blend                   iShares NYSE Composite Index                                    NYC
Large Cap Blend                   iShares Russell 1000 Index                                      IWB
Large Cap Blend                   iShares S&P 500 Index                                           IVV
Large Cap Blend                   iShares S&P 100 Index                                           OEF
Large Cap Blend                   SPDR(R) S&P 500 Index                                           SPY
Large Cap Blend                   Vanguard Dividend Appreciation ETF                              VIG
Large Cap Blend                   Vanguard Total Stock Market ETF                                 VTI
Large Cap Blend                   Vanguard Large Cap ETF                                          VV
Large Cap Growth                  iShares Morningstar Large Growth Index                          JKE
Large Cap Growth                  iShares Russell 1000 Growth                                     IWF
Large Cap Growth                  iShares S&P 500 Growth Index                                    IVW
Large Cap Growth                  Vanguard Growth ETF                                             VUG
Large Cap Value                   iShares Morningstar Large Value Index                           JKF
Large Cap Value                   iShares Russell 1000 Value                                      IWD
Large Cap Value                   iShares S&P 500 Value Index                                     IVE
Large Cap Value                   iShares Dow Jones Dividend Index                                DVY
Large Cap Value                   Vanguard Value ETF                                              VTV
Mid Cap Blend                     iShares Morningstar Mid Core Index Fund                         JKG
Mid Cap Blend                     iShares Russell                                                 IWR
Mid Cap Blend                     iShares S&P MidCap 400 Blend                                    IJH
Mid-Cap Blend                     Vanguard Extended Market Index ETF                              VXF
Mid-Cap Blend                     Vanguard Mid Cap ETF                                            VO
Mid Cap Growth                    iShares Morningstar Mid Growth Index Fund                       JKH
Mid Cap Growth                    iShares Russell MCG                                             IWP
Mid Cap Growth                    iShares S&P MidCap 400 Growth                                   IJK
Mid Cap Value                     iShares Morningstar Mid Value Index Fund                        JKI
Mid Cap Value                     iShares Russell MCV                                             IWS
Mid Cap Value                     iShares S&P MidCap 400 Value                                    IJJ
Real Estate Sector                iShares Cohen & Steers Realty Majors Index Fund                 ICF
Real Estate Sector                iShares Dow Jones Real Estate Index                             IYR
Real Estate Sector                Vanguard REIT Index ETF                                         VNQ
Sector ETFs                       iShares COMEX Gold Trust                                        IAU
Sector ETFs                       iShares Dow Jones U.S. Transportation Index                     IYT
Sector ETFs                       iShares Dow Jones U.S. Aerospace & Defense Sector               ITA
Sector ETFs                       iShares Dow Jones U.S. Basic Materials Sector                   IYM
Sector ETFs                       iShares Dow Jones U.S. Broker Dealers Sector                    IAI
Sector ETFs                       iShares Dow Jones U.S. Consumer Goods Sector                    IYK
Sector ETFs                       iShares Dow Jones U.S. Consumer Services Sector                 IYC
Sector ETFs                       iShares Dow Jones U.S. Energy Sector                            IYE
Sector ETFs                       iShares Dow Jones U.S. Financial Sector                         IYF
Sector ETFs                       iShares Dow Jones U.S. Financial Services Sector                IYG
Sector ETFs                       iShares Dow Jones U.S. Health Care Providers Sector             IHF
Sector ETFs                       iShares Dow Jones U.S. Healthcare Sector                        IYH
Sector ETFs                       iShares Dow Jones U.S. Home Construction Sector                 ITB
Sector ETFs                       iShares Dow Jones U.S. Industrial Sector                        IYJ
Sector ETFs                       iShares Dow Jones U.S. Insurance Sector                         IAK
Sector ETFs                       iShares Dow Jones U.S. Medical Devices Sector                   IHI
Sector ETFs                       iShares Dow Jones U.S. Oil & Gas Exploration & Production
                                  Sector                                                          IEO
Sector ETFs                       iShares Dow Jones U.S. Oil Equipment & Services Sector          IEZ
Sector ETFs                       iShares Dow Jones U.S. Pharmaceuticals Sector                   IHE
Sector ETFs                       iShares Dow Jones U.S. Real Estate Sector                       IYR
Sector ETFs                       iShares Dow Jones U.S. Regional Banks Sector                    IAT
Sector ETFs                       iShares Dow Jones U.S. Technology Sector                        IYW
Sector ETFs                       iShares Dow Jones U.S. Telecommunications Sector                IYZ
Sector ETFs                       iShares Dow Jones U.S. Utilities Sector                         IDU
Sector ETFs                       iShares Goldman Sachs Natural Resources Index                   IGE
Sector ETFs                       iShares Goldman Sachs Networking Index                          IGN
Sector ETFs                       iShares Goldman Sachs Semiconductor Index                       IGW
Sector ETFs                       iShares Goldman Sachs Software Index                            IGV
Sector ETFs                       iShares Goldman Sachs Technology Index                          IGM
Sector ETFs                       iShares Nasdaq Biotechnology Index                              IBB
Sector ETFs                       IShares Silver Trust                                            SLV
Sector ETFs                       iShares(R) GSCI(R) Commodity-Indexed Trust                      GSG
Sector ETFs                       Vanguard Consumer Discretionary ETF                             VCR
Sector ETFs                       Vanguard Consumer Staples ETF                                   VDC
Sector ETFs                       Vanguard Energy ETF                                             VDE
Sector ETFs                       Vanguard Financials ETF                                         VFH
Sector ETFs                       Vanguard Health Care ETF                                        VHT
Sector ETFs                       Vanguard Industrials ETF                                        VIS
Sector ETFs                       Vanguard Information Technology ETF                             VGT
Sector ETFs                       Vanguard Materials ETF                                          VAW
Sector ETFs                       Vanguard Telecom Services ETF                                   VOX
Sector ETFs                       Vanguard Utilities ETF                                          VPU
Small Cap Blend                   iShares Morningstar Small Core Index Fund                       JKJ
Small Cap Blend                   iShares Russell 2000 Index                                      IWM
Small Cap Blend                   iShares Russell Microcap Index                                  IWC
Small Cap Blend                   iShares S&P 600 SmallCap 600                                    IJR
Small Cap Blend                   Vanguard Small Cap ETF                                          VB
Small Cap Growth                  iShares Morningstar Small Growth Index Fund                     JKK
Small Cap Growth                  iShares Russell 2000 Growth                                     IWO
Small Cap Growth                  iShares S&P 600 SmallCap  Growth                                IJT
Small Cap Growth                  Vanguard Small Cap Growth ETF                                   VBK
Small Cap Value                   iShares Morningstar Small Value Index Fund                      JKL
Small Cap Value                   iShares Russell 2000 Value                                      IWN
Small Cap Value                   iShares S&P 600 SamllCap 600 Value                              IJS
Small Cap Value                   Vanguard Small Cap Value ETF                                    VBR
Socially Responsible Investing    iShares KLD Select Social (SM) Index                            KLD

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying ETFs. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o PERFORMANCE RISK. The Fund's investment performance is directly related to the performance of the Underlying ETFs because the Fund invests primarily all of its assets in the shares of the Underlying ETFs. The ability of the Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Fund's investment performance. The Fund and Underlying ETFs cannot assure that their investment objectives will be achieved. Given that the Fund invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying ETF's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying ETF invests in bonds issued by a foreign government, that Underlying ETF may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o CURRENCY RISK. The value of an underlying ETF's shares may change as a result of changes in exchange rates reducing the value of the U.S.
          dollar value of an Underlying ETF's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o MARKET TRADING RISK. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the ETF's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying ETF would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. However, because each of the Underlying ETFs invests in a broad range of securities, there is diversity of the Underlying ETFs' investments.


     o INTEREST RATE RISK. When interest rates increase, fixed income securities held by an Underlying ETF will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.


     o CREDIT RISK. An Underlying ETF could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.


     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the Underlying ETFs to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying ETFs to effect sales at an advantageous time or without a substantial drop in price.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, Underlying ETFs in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

Because the Fund invests exclusively in the secondary market for Underlying ETFs, you should look elsewhere for the information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                                         0.40%
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.61%
---------------------------------------------------------------------------------------------- ---------------------



*Other expenses are based on estimated amounts for the current fiscal year.


Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Fund, however, the Underlying ETFs are not available as investment options under the variable insurance contract and you would not have the potential to benefit from the allocation services of the Sub-Adviser.


The Fund also will bear its pro-rata portion of the operating expenses of the Underlying ETFs, including the Fund's Annual Operating Expenses, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying ETFs in which it invests, could range from 0.68% to 1.36%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contractor the Separate Account, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $62
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $195
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in Underlying ETFs that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

Because the Fund invests in other mutual funds rather than individual securities, the Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests. An ETF is designed to follow the performance of a particular index. ETFs that track indices or sectors of indices hold either:

     o Shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

     o Shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.


The Fund allocates its assets among a group of ETFs in different percentages. Therefore, the Fund has different indirect asset allocations of stocks, bonds, and cash. Generally, the Fund cannot purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company. However, the Fund will only invest in ETFs that have received an order for exemptive relief from these limitations from the Securities and Exchange Commission.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments in the various Underlying ETFs. Mellon Capital Management Corporation serves as the Sub-Adviser responsible for monitoring investment allocations and executing the Underlying ETF allocation instructions prepared by SPIAS.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


Mellon Capital Management Corporation ("Mellon Capital"), is located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIA portfolio allocations are:


Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison has been a manager since the inception of the Fund. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown has been a manager since the inception of the Fund. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager since the inception of the Fund. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president and in 2004 to a vice president. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. Ms. Wong is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Moderate Growth Retirement Strategy Fund is to seek capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Exchange Traded Funds ("Underlying ETFs"). The Fund is managed for capital growth and invests a significant portion of its assets in Underlying ETFs that invest in equity and fixed income securities. An exchange traded fund ("ETF") is a fund that holds a portfolio of stocks and is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying ETFs that investment primarily in equity securities and 30% to 50% to Underlying ETFs that investment primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying ETFs.

The Fund's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, real estate investment trusts ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. Under normal circumstances, the Fund will not invest greater than 50% of its net assets in Underlying ETFs that invest primarily in fixed income securities.

The Fund currently seeks to achieve the capital growth element of its objective through its investments in Underlying ETFs that invest primarily in small-cap, mid-cap and large-cap equity securities as well, to a lesser extent, in stocks of foreign companies.

The Fund currently seeks to achieve the current income secondary objective through its investments in Underlying ETFs that invest primarily in domestic investment-grade and government fixed income securities.


Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of the Fund and its related asset class, expected performance of the Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.


Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Sub-Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Sub-Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.


The Fund reserves the right to invest in other ETFs not on the list below as long as they have obtained exemptive relief from Section 12 of the Investment Company Act of 1940, as amended ("the "1940 Act").


           ASSET CLASS                                      ETF NAME                            SYMBOL
Broad Equity Market               iShares(R) Dow Jones US Total Market Index Fund                 IYY
Broad Equity Market               iShares NYSE Composite Index                                    NYC
Broad Equity Market               iShares Russell 3000 Index                                      IWV
Broad Equity Market               iShares S&P(R) 1500 Index                                       ISI
Broad Equity Market               Vanguard(R) Total Stock Market ETF                              VTI
Broad Equity Market Growth        iShares Russell 3000 Growth Index                               IWZ
Broad Equity Market Value         iShares Russell 3000 Value Index                                IWW
Fixed Income Markets              iShares GS $ InvesTop Corporate Bond Fund                       LQD
Fixed Income Markets              iShares Lehman 1-3YR Treasury                                   SHY
Fixed Income Markets              iShares Lehman 20+ Years Treasury Bond Fund                     TLT
Fixed Income Markets              iShares Lehman 7-10YR Treasury                                  IEF
Fixed Income Markets              iShares Lehman Aggregate Bond Index Fund                        AGG
Fixed Income Markets              iShares Lehman TIPS Bond Fund                                   TIP
Global Sector ETFs                iShares S&P Global Energy Sector Index                          IXC
Global Sector ETFs                iShares S&P Global Financials Sector Index                      IXG
Global Sector ETFs                iShares S&P Global Healthcare Sector Index                      IXJ
Global Sector ETFs                iShares S&P Global Technology Sector Index                      IXN
Global Sector ETFs                iShares S&P Global Telecommunications Sector Index              IXP
International Country Markets     iShares FTSE/Xinhua China 25 Index                              FXI
International Country Markets     iShares MSCI Australia Index                                    EWA
International Country Markets     iShares MSCI Austria Index                                      EWO
International Country Markets     iShares MSCI Belgium Index                                      EWK
International Country Markets     iShares MSCI Brazil Index                                       EWZ
International Country Markets     iShares MSCI Canada Index                                       EWC
International Country Markets     iShares MSCI France Index                                       EWQ
International Country Markets     iShares MSCI Germany Index                                      EWG
International Country Markets     iShares MSCI Hong Kong Index                                    EWH
International Country Markets     iShares MSCI Italy Index                                        EWI
International Country Markets     iShares MSCI Japan Index                                        EWJ
International Country Markets     iShares MSCI Malaysia Index                                     EWM
International Country Markets     iShares MSCI Mexico Index                                       EWW
International Country Markets     iShares MSCI Netherlands Index                                  EWN
International Country Markets     iShares MSCI Singapore Index                                    EWS
International Country Markets     iShares MSCI South Africa Index                                 EZA
International Country Markets     iShares MSCI South Korea Index                                  EWY
International Country Markets     iShares MSCI Spain Index                                        EWP
International Country Markets     iShares MSCI Sweden Index                                       EWD
International Country Markets     iShares MSCI Switzerland Index                                  EWL
International Country Markets     iShares MSCI Taiwan Index                                       EWT
International Country Markets     iShares MSCI United Kingdom Index                               EWU
International Country Markets     iShares S&P/TOPIX Index                                         ITF
International Emerging Markets    Vanguard Emerging Markets ETF                                   VWO
International Emerging Markets    iShares MSCI Emerging Markets Index Fund                        EEM
International Equity Blend        iShares EAFE                                                    EFA
International Equity Blend        iShares S&P Global 100                                          IOO
International Equity Growth       iShares MSCI EAFE Growth Fund                                   EFG
International Equity Value        iShares MSCI EAFE Value Fund                                    EFV
International Regional Markets    iShares MSCI EMU Index                                          EZU
International Regional Markets    iShares MSCI Pacific ex-Japan Index                             EPP
International Regional Markets    iShares S&P European 350 Index                                  IEV
International Regional Markets    iShares S&P Latin America 40 Index                              ILF
International Regional Markets    Vanguard European ETF                                           VGK
International Regional Markets    Vanguard Pacific ETF                                            VPL
Large Cap Blend                   iShares Morningstar Large Core Index                            JKD
Large Cap Blend                   iShares NYSE 100 Index                                          NY
Large Cap Blend                   iShares NYSE Composite Index                                    NYC
Large Cap Blend                   iShares Russell 1000 Index                                      IWB
Large Cap Blend                   iShares S&P 500 Index                                           IVV
Large Cap Blend                   iShares S&P 100 Index                                           OEF
Large Cap Blend                   SPDR(R) S&P 500 Index                                           SPY
Large Cap Blend                   Vanguard Dividend Appreciation ETF                              VIG
Large Cap Blend                   Vanguard Total Stock Market ETF                                 VTI
Large Cap Blend                   Vanguard Large Cap ETF                                          VV
Large Cap Growth                  iShares Morningstar Large Growth Index                          JKE
Large Cap Growth                  iShares Russell 1000 Growth                                     IWF
Large Cap Growth                  iShares S&P 500 Growth Index                                    IVW
Large Cap Growth                  Vanguard Growth ETF                                             VUG
Large Cap Value                   iShares Morningstar Large Value Index                           JKF
Large Cap Value                   iShares Russell 1000 Value                                      IWD
Large Cap Value                   iShares S&P 500 Value Index                                     IVE
Large Cap Value                   iShares Dow Jones Dividend Index                                DVY
Large Cap Value                   Vanguard Value ETF                                              VTV
Mid Cap Blend                     iShares Morningstar Mid Core Index Fund                         JKG
Mid Cap Blend                     iShares Russell                                                 IWR
Mid Cap Blend                     iShares S&P MidCap 400 Blend                                    IJH
Mid-Cap Blend                     Vanguard Extended Market Index ETF                              VXF
Mid-Cap Blend                     Vanguard Mid Cap ETF                                            VO
Mid Cap Growth                    iShares Morningstar Mid Growth Index Fund                       JKH
Mid Cap Growth                    iShares Russell MCG                                             IWP
Mid Cap Growth                    iShares S&P MidCap 400 Growth                                   IJK
Mid Cap Value                     iShares Morningstar Mid Value Index Fund                        JKI
Mid Cap Value                     iShares Russell MCV                                             IWS
Mid Cap Value                     iShares S&P MidCap 400 Value                                    IJJ
Real Estate Sector                iShares Cohen & Steers Realty Majors Index Fund                 ICF
Real Estate Sector                iShares Dow Jones Real Estate Index                             IYR
Real Estate Sector                Vanguard REIT Index ETF                                         VNQ
Sector ETFs                       iShares COMEX Gold Trust                                        IAU
Sector ETFs                       iShares Dow Jones U.S. Transportation Index                     IYT
Sector ETFs                       iShares Dow Jones U.S. Aerospace & Defense Sector               ITA
Sector ETFs                       iShares Dow Jones U.S. Basic Materials Sector                   IYM
Sector ETFs                       iShares Dow Jones U.S. Broker Dealers Sector                    IAI
Sector ETFs                       iShares Dow Jones U.S. Consumer Goods Sector                    IYK
Sector ETFs                       iShares Dow Jones U.S. Consumer Services Sector                 IYC
Sector ETFs                       iShares Dow Jones U.S. Energy Sector                            IYE
Sector ETFs                       iShares Dow Jones U.S. Financial Sector                         IYF
Sector ETFs                       iShares Dow Jones U.S. Financial Services Sector                IYG
Sector ETFs                       iShares Dow Jones U.S. Health Care Providers Sector             IHF
Sector ETFs                       iShares Dow Jones U.S. Healthcare Sector                        IYH
Sector ETFs                       iShares Dow Jones U.S. Home Construction Sector                 ITB
Sector ETFs                       iShares Dow Jones U.S. Industrial Sector                        IYJ
Sector ETFs                       iShares Dow Jones U.S. Insurance Sector                         IAK
Sector ETFs                       iShares Dow Jones U.S. Medical Devices Sector                   IHI
Sector ETFs                       iShares Dow Jones U.S. Oil & Gas Exploration & Production
                                  Sector                                                          IEO
Sector ETFs                       iShares Dow Jones U.S. Oil Equipment & Services Sector          IEZ
Sector ETFs                       iShares Dow Jones U.S. Pharmaceuticals Sector                   IHE
Sector ETFs                       iShares Dow Jones U.S. Real Estate Sector                       IYR
Sector ETFs                       iShares Dow Jones U.S. Regional Banks Sector                    IAT
Sector ETFs                       iShares Dow Jones U.S. Technology Sector                        IYW
Sector ETFs                       iShares Dow Jones U.S. Telecommunications Sector                IYZ
Sector ETFs                       iShares Dow Jones U.S. Utilities Sector                         IDU
Sector ETFs                       iShares Goldman Sachs Natural Resources Index                   IGE
Sector ETFs                       iShares Goldman Sachs Networking Index                          IGN
Sector ETFs                       iShares Goldman Sachs Semiconductor Index                       IGW
Sector ETFs                       iShares Goldman Sachs Software Index                            IGV
Sector ETFs                       iShares Goldman Sachs Technology Index                          IGM
Sector ETFs                       iShares Nasdaq Biotechnology Index                              IBB
Sector ETFs                       IShares Silver Trust                                            SLV
Sector ETFs                       iShares(R) GSCI(R) Commodity-Indexed Trust                      GSG
Sector ETFs                       Vanguard Consumer Discretionary ETF                             VCR
Sector ETFs                       Vanguard Consumer Staples ETF                                   VDC
Sector ETFs                       Vanguard Energy ETF                                             VDE
Sector ETFs                       Vanguard Financials ETF                                         VFH
Sector ETFs                       Vanguard Health Care ETF                                        VHT
Sector ETFs                       Vanguard Industrials ETF                                        VIS
Sector ETFs                       Vanguard Information Technology ETF                             VGT
Sector ETFs                       Vanguard Materials ETF                                          VAW
Sector ETFs                       Vanguard Telecom Services ETF                                   VOX
Sector ETFs                       Vanguard Utilities ETF                                          VPU
Small Cap Blend                   iShares Morningstar Small Core Index Fund                       JKJ
Small Cap Blend                   iShares Russell 2000 Index                                      IWM
Small Cap Blend                   iShares Russell Microcap Index                                  IWC
Small Cap Blend                   iShares S&P 600 SamllCap 600                                    IJR
Small Cap Blend                   Vanguard Small Cap ETF                                          VB
Small Cap Growth                  iShares Morningstar Small Growth Index Fund                     JKK
Small Cap Growth                  iShares Russell 2000 Growth                                     IWO
Small Cap Growth                  iShares S&P 600 SmallCap  Growth                                IJT
Small Cap Growth                  Vanguard Small Cap Growth ETF                                   VBK
Small Cap Value                   iShares Morningstar Small Value Index Fund                      JKL
Small Cap Value                   iShares Russell 2000 Value                                      IWN
Small Cap Value                   iShares S&P 600 SmallCap 600 Value                              IJS
Small Cap Value                   Vanguard Small Cap Value ETF                                    VBR
Socially Responsible Investing    iShares KLD Select Social (SM) Index                            KLD

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying ETFs. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o PERFORMANCE RISK. The Fund's investment performance is directly related to the performance of the Underlying ETFs because the Fund invests primarily all of its assets in the shares of the Underlying ETFs. The ability of the Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Fund's investment performance. The Fund and Underlying ETFs cannot assure that their investment objectives will be achieved. Given that the Fund invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying ETF's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying ETF invests in bonds issued by a foreign government, that Underlying ETF may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o CURRENCY RISK. The value of an Underlying ETF's shares may change as a result of changes in exchange rates reducing the value of the U.S.
          dollar value of an Underlying ETF's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o MARKET TRADING RISK. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the ETF's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying ETF would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. However, because each of the Underlying ETFs invests in a broad range of securities, there is diversity of the Underlying ETFs' investments.

     o INTEREST RATE RISK. When interest rates increase, fixed income securities held by an Underlying ETF will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.


     o CREDIT RISK. An Underlying ETF could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.


     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the Underlying ETFs to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying ETFs to effect sales at an advantageous time or without a substantial drop in price.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, Underlying ETFs in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

Because the Fund invests exclusively in the secondary market for Underlying ETFs, you should look elsewhere for the information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                                         0.40%
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.61%
---------------------------------------------------------------------------------------------- ---------------------



*Other expenses are based on estimated amounts for the current fiscal year.


Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Fund, however, the Underlying ETFs are not available as investment options under the variable insurance contract and you would not have the potential to benefit from the allocation services of the Sub-Adviser.


The Fund also will bear its pro-rata portion of the operating expenses of the Underlying ETFs, including the Fund's Annual Operating Expenses, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying ETFs in which it invests, could range from 0.68% to 1.36%.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $62
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $195
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in Underlying ETFs that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

Because the Fund invests in other mutual funds rather than individual securities, the Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests. An ETF is designed to follow the performance of a particular index. ETFs that track indices or sectors of indices hold either:

     o Shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

     o Shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.


The Fund allocates its assets among a group of ETFs in different percentages. Therefore, the Fund has different indirect asset allocations of stocks, bonds, and cash. .


Generally, the Fund cannot purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company. However, the Fund will only invest in ETFs that have received an order for exemptive relief from these limitations from the Securities and Exchange Commission.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments in the various Underlying ETFs. Mellon Capital Management Corporation serves as the Sub-Adviser responsible for monitoring investment allocations and executing the Underlying ETF allocation instructions prepared by SPIAS.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


Mellon Capital Management Corporation ("Mellon Capital"), is located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIA portfolio allocations are:


Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison has been a manager since the inception of the Fund. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown has been a manager since the inception of the Fund. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager since the inception of the Fund. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president and in 2004 to a vice president. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. Ms. Wong is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P GROWTH RETIREMENT STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Growth Retirement Strategy Fund is to seek capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Exchange Traded Funds ("Underlying ETFs"). The Fund is managed for capital growth and invests a significant portion of its assets in Underlying ETFs that invest in equity and fixed income securities. An exchange traded fund ("ETF") is a fund that holds a portfolio of stocks and is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying ETFs that investment primarily in equity securities, and 10% to 30% to Underlying ETFs that investment primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying ETFs.


The Fund's equity investments may be allocated across a range of asset classes which can include: large-, mid- and small-cap, real estate investment trusts ("REIT"), and foreign developed and emerging market equity funds, with fixed income allocations to government, investment-grade corporate and high-yield funds. Under normal circumstances, the Fund will not invest greater than 30% of its net assets in Underlying ETFs that invest primarily in fixed income securities.

The Fund currently seeks to achieve the capital growth element of its objective through its investments in Underlying ETFs that invest primarily in small-cap, mid-cap and large-cap equity securities as well, to a lesser extent, in stocks of foreign companies.

The Fund currently seeks to achieve the current income secondary objective through its investments in Underlying ETFs that invest primarily in domestic investment-grade and government fixed income securities.


Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of the Fund and its related asset class, expected performance of the Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.


Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Sub-Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. The Sub-Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.


The Fund reserves the right to invest in other ETFs not on the list below as long as they have obtained exemptive relief from Section 12 of the Investment Company Act of 1940, as amended ("the "1940 Act").


           ASSET CLASS                                      ETF NAME                            SYMBOL
Broad Equity Market               iShares(R) Dow Jones US Total Market Index Fund                 IYY
Broad Equity Market               iShares NYSE Composite Index                                    NYC
Broad Equity Market               iShares Russell 3000 Index                                      IWV
Broad Equity Market               iShares S&P(R) 1500 Index                                       ISI
Broad Equity Market               Vanguard(R) Total Stock Market ETF                              VTI
Broad Equity Market Growth        iShares Russell 3000 Growth Index                               IWZ
Broad Equity Market Value         iShares Russell 3000 Value Index                                IWW
Fixed Income Markets              iShares GS $ InvesTop Corporate Bond Fund                       LQD
Fixed Income Markets              iShares Lehman 1-3YR Treasury                                   SHY
Fixed Income Markets              iShares Lehman 20+ Years Treasury Bond Fund                     TLT
Fixed Income Markets              iShares Lehman 7-10YR Treasury                                  IEF
Fixed Income Markets              iShares Lehman Aggregate Bond Index Fund                        AGG
Fixed Income Markets              iShares Lehman TIPS Bond Fund                                   TIP
Global Sector ETFs                iShares S&P Global Energy Sector Index                          IXC
Global Sector ETFs                iShares S&P Global Financials Sector Index                      IXG
Global Sector ETFs                iShares S&P Global Healthcare Sector Index                      IXJ
Global Sector ETFs                iShares S&P Global Technology Sector Index                      IXN
Global Sector ETFs                iShares S&P Global Telecommunications Sector Index              IXP
International Country Markets     iShares FTSE/Xinhua China 25 Index                              FXI
International Country Markets     iShares MSCI Australia Index                                    EWA
International Country Markets     iShares MSCI Austria Index                                      EWO
International Country Markets     iShares MSCI Belgium Index                                      EWK
International Country Markets     iShares MSCI Brazil Index                                       EWZ
International Country Markets     iShares MSCI Canada Index                                       EWC
International Country Markets     iShares MSCI France Index                                       EWQ
International Country Markets     iShares MSCI Germany Index                                      EWG
International Country Markets     iShares MSCI Hong Kong Index                                    EWH
International Country Markets     iShares MSCI Italy Index                                        EWI
International Country Markets     iShares MSCI Japan Index                                        EWJ
International Country Markets     iShares MSCI Malaysia Index                                     EWM
International Country Markets     iShares MSCI Mexico Index                                       EWW
International Country Markets     iShares MSCI Netherlands Index                                  EWN
International Country Markets     iShares MSCI Singapore Index                                    EWS
International Country Markets     iShares MSCI South Africa Index                                 EZA
International Country Markets     iShares MSCI South Korea Index                                  EWY
International Country Markets     iShares MSCI Spain Index                                        EWP
International Country Markets     iShares MSCI Sweden Index                                       EWD
International Country Markets     iShares MSCI Switzerland Index                                  EWL
International Country Markets     iShares MSCI Taiwan Index                                       EWT
International Country Markets     iShares MSCI United Kingdom Index                               EWU
International Country Markets     iShares S&P/TOPIX Index                                         ITF
International Emerging Markets    Vanguard Emerging Markets ETF                                   VWO
International Emerging Markets    iShares MSCI Emerging Markets Index Fund                        EEM
International Equity Blend        iShares EAFE                                                    EFA
International Equity Blend        iShares S&P Global 100                                          IOO
International Equity Growth       iShares MSCI EAFE Growth Fund                                   EFG
International Equity Value        iShares MSCI EAFE Value Fund                                    EFV
International Regional Markets    iShares MSCI EMU Index                                          EZU
International Regional Markets    iShares MSCI Pacific ex-Japan Index                             EPP
International Regional Markets    iShares S&P European 350 Index                                  IEV
International Regional Markets    iShares S&P Latin America 40 Index                              ILF
International Regional Markets    Vanguard European ETF                                           VGK
International Regional Markets    Vanguard Pacific ETF                                            VPL
Large Cap Blend                   iShares Morningstar Large Core Index                            JKD
Large Cap Blend                   iShares NYSE 100 Index                                          NY
Large Cap Blend                   iShares NYSE Composite Index                                    NYC
Large Cap Blend                   iShares Russell 1000 Index                                      IWB
Large Cap Blend                   iShares S&P 500 Index                                           IVV
Large Cap Blend                   iShares S&P 100 Index                                           OEF
Large Cap Blend                   SPDR(R) S&P 500 Index                                           SPY
Large Cap Blend                   Vanguard Dividend Appreciation ETF                              VIG
Large Cap Blend                   Vanguard Total Stock Market ETF                                 VTI
Large Cap Blend                   Vanguard Large Cap ETF                                          VV
Large Cap Growth                  iShares Morningstar Large Growth Index                          JKE
Large Cap Growth                  iShares Russell 1000 Growth                                     IWF
Large Cap Growth                  iShares S&P 500 Growth Index                                    IVW
Large Cap Growth                  Vanguard Growth ETF                                             VUG
Large Cap Value                   iShares Morningstar Large Value Index                           JKF
Large Cap Value                   iShares Russell 1000 Value                                      IWD
Large Cap Value                   iShares S&P 500 Value Index                                     IVE
Large Cap Value                   iShares Dow Jones Dividend Index                                DVY
Large Cap Value                   Vanguard Value ETF                                              VTV
Mid Cap Blend                     iShares Morningstar Mid Core Index Fund                         JKG
Mid Cap Blend                     iShares Russell                                                 IWR
Mid Cap Blend                     iShares S&P MidCap 400 Blend                                    IJH
Mid-Cap Blend                     Vanguard Extended Market Index ETF                              VXF
Mid-Cap Blend                     Vanguard Mid Cap ETF                                            VO
Mid Cap Growth                    iShares Morningstar Mid Growth Index Fund                       JKH
Mid Cap Growth                    iShares Russell MCG                                             IWP
Mid Cap Growth                    iShares S&P MidCap 400 Growth                                   IJK
Mid Cap Value                     iShares Morningstar Mid Value Index Fund                        JKI
Mid Cap Value                     iShares Russell MCV                                             IWS
Mid Cap Value                     iShares S&P MidCap 400 Value                                    IJJ
Real Estate Sector                iShares Cohen & Steers Realty Majors Index Fund                 ICF
Real Estate Sector                iShares Dow Jones Real Estate Index                             IYR
Real Estate Sector                Vanguard REIT Index ETF                                         VNQ
Sector ETFs                       iShares COMEX Gold Trust                                        IAU
Sector ETFs                       iShares Dow Jones U.S. Transportation Index                     IYT
Sector ETFs                       iShares Dow Jones U.S. Aerospace & Defense Sector               ITA
Sector ETFs                       iShares Dow Jones U.S. Basic Materials Sector                   IYM
Sector ETFs                       iShares Dow Jones U.S. Broker Dealers Sector                    IAI
Sector ETFs                       iShares Dow Jones U.S. Consumer Goods Sector                    IYK
Sector ETFs                       iShares Dow Jones U.S. Consumer Services Sector                 IYC
Sector ETFs                       iShares Dow Jones U.S. Energy Sector                            IYE
Sector ETFs                       iShares Dow Jones U.S. Financial Sector                         IYF
Sector ETFs                       iShares Dow Jones U.S. Financial Services Sector                IYG
Sector ETFs                       iShares Dow Jones U.S. Health Care Providers Sector             IHF
Sector ETFs                       iShares Dow Jones U.S. Healthcare Sector                        IYH
Sector ETFs                       iShares Dow Jones U.S. Home Construction Sector                 ITB
Sector ETFs                       iShares Dow Jones U.S. Industrial Sector                        IYJ
Sector ETFs                       iShares Dow Jones U.S. Insurance Sector                         IAK
Sector ETFs                       iShares Dow Jones U.S. Medical Devices Sector                   IHI
Sector ETFs                       iShares Dow Jones U.S. Oil & Gas Exploration & Production
                                  Sector                                                          IEO
Sector ETFs                       iShares Dow Jones U.S. Oil Equipment & Services Sector          IEZ
Sector ETFs                       iShares Dow Jones U.S. Pharmaceuticals Sector                   IHE
Sector ETFs                       iShares Dow Jones U.S. Real Estate Sector                       IYR
Sector ETFs                       iShares Dow Jones U.S. Regional Banks Sector                    IAT
Sector ETFs                       iShares Dow Jones U.S. Technology Sector                        IYW
Sector ETFs                       iShares Dow Jones U.S. Telecommunications Sector                IYZ
Sector ETFs                       iShares Dow Jones U.S. Utilities Sector                         IDU
Sector ETFs                       iShares Goldman Sachs Natural Resources Index                   IGE
Sector ETFs                       iShares Goldman Sachs Networking Index                          IGN
Sector ETFs                       iShares Goldman Sachs Semiconductor Index                       IGW
Sector ETFs                       iShares Goldman Sachs Software Index                            IGV
Sector ETFs                       iShares Goldman Sachs Technology Index                          IGM
Sector ETFs                       iShares Nasdaq Biotechnology Index                              IBB
Sector ETFs                       IShares Silver Trust                                            SLV
Sector ETFs                       iShares(R) GSCI(R) Commodity-Indexed Trust                      GSG
Sector ETFs                       Vanguard Consumer Discretionary ETF                             VCR
Sector ETFs                       Vanguard Consumer Staples ETF                                   VDC
Sector ETFs                       Vanguard Energy ETF                                             VDE
Sector ETFs                       Vanguard Financials ETF                                         VFH
Sector ETFs                       Vanguard Health Care ETF                                        VHT
Sector ETFs                       Vanguard Industrials ETF                                        VIS
Sector ETFs                       Vanguard Information Technology ETF                             VGT
Sector ETFs                       Vanguard Materials ETF                                          VAW
Sector ETFs                       Vanguard Telecom Services ETF                                   VOX
Sector ETFs                       Vanguard Utilities ETF                                          VPU
Small Cap Blend                   iShares Morningstar Small Core Index Fund                       JKJ
Small Cap Blend                   iShares Russell 2000 Index                                      IWM
Small Cap Blend                   iShares Russell Microcap Index                                  IWC
Small Cap Blend                   iShares S&P 600 SamllCap 600                                    IJR
Small Cap Blend                   Vanguard Small Cap ETF                                          VB
Small Cap Growth                  iShares Morningstar Small Growth Index Fund                     JKK
Small Cap Growth                  iShares Russell 2000 Growth                                     IWO
Small Cap Growth                  iShares S&P 600 SmallCap  Growth                                IJT
Small Cap Growth                  Vanguard Small Cap Growth ETF                                   VBK
Small Cap Value                   iShares Morningstar Small Value Index Fund                      JKL
Small Cap Value                   iShares Russell 2000 Value                                      IWN
Small Cap Value                   iShares S&P 600 SmallCap 600 Value                              IJS
Small Cap Value                   Vanguard Small Cap Value ETF                                    VBR
Socially Responsible Investing    iShares KLD Select Social (SM) Index                            KLD

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying ETFs. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o PERFORMANCE RISK. The Fund's investment performance is directly related to the performance of the Underlying ETFs because the Fund invests primarily all of its assets in the shares of the Underlying ETFs. The ability of the Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Fund's investment performance. The Fund and Underlying ETFs cannot assure that their investment objectives will be achieved. Given that the Fund invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying ETF's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying ETF invests in bonds issued by a foreign government, that Underlying ETF may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying ETF's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o MARKET TRADING RISK. The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the ETF's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying ETF would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. However, because each of the Underlying ETFs invests in a broad range of securities, there is diversity of the Underlying ETFs' investments.

     o INTEREST RATE RISK. When interest rates increase, fixed income securities held by an Underlying ETF will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.


     o CREDIT RISK. An Underlying ETF could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.


     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the Underlying ETFs to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying ETFs to effect sales at an advantageous time or without a substantial drop in price.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     o INDUSTRY CONCENTRATION RISK. Because the Fund may be concentrated in a certain industry, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, Underlying ETFs in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying ETFs invest, than a mixture of stocks of companies from a wide variety of industries.

Because the Fund invests exclusively in the secondary market for Underlying ETFs, you should look elsewhere for the information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    MAXIMUM SALES LOAD IMPOSED ON PURCHASES                      NOT APPLICABLE
    MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS           NOT APPLICABLE
    DEFERRED SALES LOAD                                          NOT APPLICABLE
    REDEMPTION FEE                                               NOT APPLICABLE
    EXCHANGE FEE                                                 NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                                         0.40%
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.61%
---------------------------------------------------------------------------------------------- ---------------------


*Other expenses are based on estimated amounts for the current fiscal year.


Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Fund, however, the Underlying ETFs are not available as investment options under the variable insurance contract and you would not have the potential to benefit from the allocation services of the Sub-Adviser.


The Fund also will bear its pro-rata portion of the operating expenses of the Underlying ETFs, including the Fund's Annual Operating Expenses, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying ETFs in which it invests, could range from 0.68% to 1.36%.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $62
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $195
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the Sub-Adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in Underlying ETFs that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

Because the Fund invests in other mutual funds rather than individual securities, the Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests. An ETF is designed to follow the performance of a particular index. ETFs that track indices or sectors of indices hold either:

     o Shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

     o Shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.


The Fund allocates its assets among a group of ETFs in different percentages. Therefore, the Fund has different indirect asset allocations of stocks, bonds, and cash.

Generally, the Fund cannot purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company. However, the Fund will only invest in ETFs that have received an order for exemptive relief from these limitations from the Securities and Exchange Commission.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments in the various Underlying ETFs. Mellon Capital Management Corporation serves as the Sub-Adviser responsible for monitoring investment allocations and executing the Underlying ETF allocation instructions prepared by SPIAS.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.


Mellon Capital Management Corporation ("Mellon Capital"), is located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIA portfolio allocations are:


Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison has been a manager since the inception of the Fund. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown has been a manager since the inception of the Fund. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager since the inception of the Fund. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president and in 2004 to a vice president. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. Ms. Wong is a member of CFA Institute, formerly the Association for Investment Management and Research (AIMR), and the CFA Society of San Francisco.


The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Annual Report dated December 31, 2006.

IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P
MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, AND THE JNL/S&P
RETIREMENT 2025 FUND, PLEASE DELETE THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC IN THEIR ENTIRETY AND REPLACE WITH THE
FOLLOWING:

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management International Index Fund
JNL/AIM Real Estate Fund                                     JNL/Mellon Capital Management Bond Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/Alger Growth Fund                                        Index Fund
JNL/Credit Suisse Global Natural Resources Fund              JNL/Oppenheimer Global Growth Fund
JNL/Credit Suisse Long/Short Fund                            JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Real Return Fund
JNL/Eagle SmallCap Equity Fund                               JNL/PIMCO Total Return Bond Fund
JNL/FMR Balanced Fund                                        JNL/PPM America Value Equity Fund
JNL/FMR Mid-Cap Equity Fund                                  JNL/Putnam Equity Fund
JNL/Franklin Templeton Global Growth Fund                    JNL/Putnam Midcap Growth Fund
JNL/Franklin Templeton Income Fund                           JNL/Select Balanced Fund
JNL/Franklin Templeton Mutual Shares Fund                    JNL/Select Global Growth Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Select Large Cap Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Money Market Fund
JNL/Goldman Sachs Short Duration Bond Fund                   JNL/Select Value Fund
JNL/JPMorgan International Equity Fund                       JNL/T. Rowe Price Established Growth Fund
JNL/JPMorgan International Value Fund                        JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Lazard Emerging Markets Fund                             JNL/T. Rowe Price Value Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Western Asset High Yield Bond Fund
JNL/Lazard Small Cap Value Fund                              JNL/Western Asset Strategic Bond Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Western Asset U.S. Government & Quality Bond Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, AND THE JNL/S&P RETIREMENT 2025 FUND PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:


As an investor in the Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.79% to 1.89%.



IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED MODERATE FUND AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:


As an investor in the Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.88%.



IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED MODERATE GROWTH FUND, PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:


As an investor in the Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.77% to 1.87%.



IN THE SECTION ENTITLED "EXPENSES", FOR THE JNL/S&P MANAGED GROWTH FUND, PLEASE DELETE THE PARAGRAPH FOLLOWING THE TABLE ENTITLED "ANNUAL FUND OPERATING EXPENSES" IN ITS ENTIRETY AND REPLACE WITH THE FOLLOWING:


As an investor in the Underlying Funds, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.76% to 1.86%.



IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/Credit Suisse Global Natural Resources     $0 to $300 million                                             0.70%
Fund                                           Over $300 million                                              0.60%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/Credit Suisse Long/Short Fund              $0 to $300 million                                             0.85%
                                               Over $300 million                                              0.75%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Founding Strategy Fund  All Assets                                                        0%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Global Growth Fund      $0 to $300 million                                             0.75%
                                               $300 to $500 million                                           0.65%
                                               Over $500 million                                              0.60%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/Franklin Templeton Mutual Shares Fund      $0 to $500 million                                             0.75%
                                               Over $500 million                                              0.70%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Value Equity Fund              $0 to $300 million                                             0.55%
                                               Over $300 million                                              0.50%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Disciplined Moderate Fund              $0 to $500 million                                             0.13%
                                               Over $500 million                                              0.08%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Disciplined Moderate Growth Fund       $0 to $500 million                                             0.13%
                                               Over $500 million                                              0.08%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Disciplined Growth Fund                $0 to $500 million                                             0.13%
                                               Over $500 million                                              0.08%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Moderate Retirement Strategy           $0 to $500 million                                             0.30%
                                               Over $500 million                                              0.27%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Moderate Growth Retirement Strategy    $0 to $500 million                                             0.30%
                                               Over $500 million                                              0.27%
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Growth Retirement Strategy             $0 to $500 million                                             0.30%
                                               Over $500 million                                              0.27%
............................................... ................................... .................................

IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" DELETE THE PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


In addition to the investment advisory fee, each Fund, except the JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund,
JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund,
the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of 0.10% of the average daily net assets of the Fund. The JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the
JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/JPMorgan International Equity Fund pay an Administrative Fee of 0.15%. The JNL/S&P Funds (except the JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy) pay an Administrative Fee of 0.05%. The JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy pay an Administrative Fee of 0.10%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).



IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPH AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.


The information has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2006 (semi-annual report) has not been audited.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                  $        12.51                $0.01            $(0.12)           $  (0.11)
                        12/31/2005                          11.67                    -              0.84                 0.84
                        12/31/2004                          10.61                 0.01              1.05                 1.06
                        12/31/2003                           8.16                (0.02)             2.47                 2.45
                        12/31/2002                          10.97                (0.03)            (2.76)               (2.79)
                    10/29(a)-12/31/01                       10.00                    -              0.97                 0.97

Class B
                        6/30/2006                           12.55                 0.01             (0.10)               (0.09)
                        12/31/2005                          11.69                 0.02              0.84                 0.86
                    03/05(a)-12/31/04                       10.99                 0.02              0.68                 0.70

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                           11.70                 0.09              1.66                 1.75
                   05/02(a)-12/31/2005                      10.00                 0.21              1.49                 1.70

Class B
                        6/30/2006                           11.72                 0.09              1.67                 1.76
                   05/02(a)-12/31/2005                      10.00                 0.23              1.49                 1.72

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                           13.52                (0.06)             0.97                 0.91
                        12/31/2005                          12.47                (0.08)             1.13                 1.05
                        12/31/2004                          11.67                (0.12)             0.92                 0.80
                        12/31/2003                           8.43                (0.05)             3.29                 3.24
                        12/31/2002                          11.60                (0.07)            (3.10)               (3.17)
                    10/29(a)-12/31/01                       10.00                (0.01)             1.61                 1.60

Class B
                        6/30/2006                           13.57                (0.04)             0.97                 0.93
                         12/31/05                           12.48                (0.04)             1.13                 1.09
                    03/05(a)-12/31/04                       12.21                (0.02)             0.29                 0.27

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                           17.39                 0.02             (0.54)               (0.52)
                        12/31/2005                          15.50                 0.01              1.90                 1.91
                        12/31/2004                          14.76                 0.01              0.73                 0.74
                        12/31/2003                          10.91                (0.03)             3.88                 3.85
                        12/31/2002                          16.33                (0.04)            (5.38)               (5.42)
                        12/31/2001                          18.58                (0.04)            (2.18)               (2.22)

Class B
                        6/30/2006                           17.43                    -             (0.51)               (0.51)
                        12/31/2005                          15.50                 0.04              1.91                 1.95
                    03/05(a)-12/31/04                       15.41                 0.04              0.09                 0.13

-------------------------------------------------------------------------------------------------------------



                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                              $ -                   $ -            $ 12.40
                        12/31/2005                               -                     -             12.51
                        12/31/2004                               -                     -             11.67
                        12/31/2003                               -                     -             10.61
                        12/31/2002                               -                 (0.02)             8.16
                    10/29(a)-12/31/01                            -                     -             10.97

Class B
                        6/30/2006                                -                     -             12.46
                        12/31/2005                               -                     -             12.55
                    03/05(a)-12/31/04                            -                     -             11.69

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                                -                     -             13.45
                   05/02(a)-12/31/2005                           -                     -             11.70

Class B
                        6/30/2006                                -                     -             13.48
                   05/02(a)-12/31/2005                           -                     -             11.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                                -                     -             14.43
                        12/31/2005                               -                     -             13.52
                        12/31/2004                               -                     -             12.47
                        12/31/2003                               -                     -             11.67
                        12/31/2002                               -                     -              8.43
                    10/29(a)-12/31/01                            -                     -             11.60

Class B
                        6/30/2006                                -                     -             14.50
                         12/31/05                                -                     -             13.57
                    03/05(a)-12/31/04                            -                     -             12.48

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                                -                     -             16.87
                        12/31/2005                           (0.02)                    -             17.39
                        12/31/2004                               -                     -             15.50
                        12/31/2003                               -                     -             14.76
                        12/31/2002                               -                     -             10.91
                        12/31/2001                               -                 (0.03)            16.33

Class B
                        6/30/2006                                -                     -             16.92
                        12/31/2005                           (0.02)                    -             17.43
                    03/05(a)-12/31/04                        (0.04)                    -             15.50

------------------------------------------------------------------------------------------------------------------



                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                                  (0.88)%          $ 350,491                   45.43%
                        12/31/2005                                  7.23              361,417                   100.66
                        12/31/2004                                  9.99              191,003                    96.49
                        12/31/2003                                 30.02               36,421                   140.00
                        12/31/2002                                (25.47)               6,857                   180.06
                    10/29(a)-12/31/01                               9.70                6,058                    14.93

Class B
                        6/30/2006                                  (0.72)                 267                    45.43
                        12/31/2005                                  7.39                  236                   100.66
                    03/05(a)-12/31/04                               6.37                   24                    96.49

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                                  14.96              142,268                    19.64
                   05/02(a)-12/31/2005                             17.00               79,209                    35.97

Class B
                        6/30/2006                                  15.02                  193                    19.64
                   05/02(a)-12/31/2005                             17.20                  146                    35.97

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                                   6.73               52,955                    35.64
                        12/31/2005                                  8.42               49,776                    65.07
                        12/31/2004                                  6.86               44,358                    92.65
                        12/31/2003                                 38.43               43,940                    30.17
                        12/31/2002                                (27.32)              12,915                    46.22
                    10/29(a)-12/31/01                              16.00                7,665                     3.86

Class B
                        6/30/2006                                   6.85                  191                    35.64
                         12/31/05                                   8.73                  158                    65.07
                    03/05(a)-12/31/04                               2.21                    7                    92.65

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                                  (2.99)             227,820                   169.92
                        12/31/2005                                 12.30              250,938                   264.37
                        12/31/2004                                  5.02              292,638                   195.33
                        12/31/2003                                 35.29              244,667                   168.09
                        12/31/2002                                (33.19)             175,439                   236.63
                        12/31/2001                                (11.97)             341,162                    86.80

Class B
                        6/30/2006                                  (2.93)                 155                   169.92
                        12/31/2005                                 12.56                  139                   264.37
                    03/05(a)-12/31/04                               0.82                    7                   195.33

-----------------------------------------------------------------------------------------------------------------------


                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                           1.00 %               0.08 %               n/a %                n/a %
                        12/31/2005                            1.01                 0.03               n/a                  n/a
                        12/31/2004                            1.07                 0.09                1.10               0.06
                        12/31/2003                            1.10                (0.41)               1.18              (0.49)
                        12/31/2002                            1.10                (0.33)               1.15              (0.38)
                    10/29(a)-12/31/01                         1.10                (0.26)               1.32              (0.48)

Class B
                        6/30/2006                             0.80                 0.29               n/a                  n/a
                        12/31/2005                            0.81                 0.23               n/a                  n/a
                    03/05(a)-12/31/04                         0.86                 0.55                0.90               0.52

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                             1.03                 2.66               n/a                  n/a
                   05/02(a)-12/31/2005                        1.05                 3.37               n/a                  n/a

Class B
                        6/30/2006                             0.83                 2.79               n/a                  n/a
                   05/02(a)-12/31/2005                        0.85                 3.57               n/a                  n/a

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                             1.16                (0.81)              n/a                  n/a
                        12/31/2005                            1.16                (0.67)              n/a                  n/a
                        12/31/2004                            1.16                (0.92)               1.18              (0.94)
                        12/31/2003                            1.15                (0.89)               1.19              (0.93)
                        12/31/2002                            1.15                (0.83)               1.17              (0.85)
                    10/29(a)-12/31/01                         1.15                (0.74)               1.24              (0.83)

Class B
                        6/30/2006                             0.96                (0.61)              n/a                  n/a
                         12/31/05                             0.95                (0.46)              n/a                  n/a
                    03/05(a)-12/31/04                         0.96                (0.68)               0.98              (0.70)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                             1.01                 0.17               n/a                  n/a
                        12/31/2005                            1.01                 0.02               n/a                  n/a
                        12/31/2004                            1.04                 0.11                1.11               0.04
                        12/31/2003                            1.08                (0.27)               1.15              (0.34)
                        12/31/2002                            1.08                (0.25)              n/a                  n/a
                        12/31/2001                            1.07                (0.23)              n/a                  n/a

Class B
                        6/30/2006                             0.81                 0.38               n/a                   n/a
                        12/31/2005                            0.80                 0.23               n/a                   n/a
                    03/05(a)-12/31/04                         0.79                 0.88                0.86               0.81

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                             $ 15.33           $ 0.09            $ (0.06)              $ 0.03
                        12/31/2005                              14.96             0.14               0.36                 0.50
                        12/31/2004                              14.17             0.11               0.79                 0.90
                        12/31/2003                              11.45             0.09               2.72                 2.81
                        12/31/2002                              14.53             0.10              (3.08)               (2.98)
                        12/31/2001                              16.21             0.07              (1.67)               (1.60)

Class B
                        6/30/2006                               15.42             0.11              (0.07)                0.04
                        12/31/2005                              15.02             0.17               0.36                 0.53
                    03/05(a)-12/31/04                           14.68             0.07               0.34                 0.41

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                               20.13            (0.08)              1.75                 1.67
                        12/31/2005                              19.97            (0.15)              0.66                 0.51
                        12/31/2004                              16.81            (0.12)              3.28                 3.16
                        12/31/2003                              12.01            (0.10)              4.90                 4.80
                        12/31/2002                              15.55            (0.08)             (3.46)               (3.54)
                        12/31/2001                              14.20            (0.41)              1.97                 1.56

Class B
                        6/30/2006                               20.22            (0.05)              1.76                 1.71
                        12/31/2005                              20.02            (0.11)              0.66                 0.55
                    03/05(a)-12/31/04                           18.33            (0.04)              1.73                 1.69

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                               11.03             0.07               0.21                 0.28
                        12/31/2005                              10.02             0.12               0.89                 1.01
                        12/31/2004                               9.27             0.12               0.75                 0.87
                        12/31/2003                               8.26             0.12               1.01                 1.13
                        12/31/2002                               9.05             0.20              (0.80)               (0.60)
                        12/31/2001                               9.69             0.21              (0.65)               (0.44)

Class B
                        6/30/2006                               11.14             0.08               0.09                 0.17
                        12/31/2005                              10.10             0.14               0.90                 1.04
                    03/05(a)-12/31/04                            9.52             0.06               0.58                 0.64

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                               16.59            (0.01)              0.18                 0.17
                        12/31/2005                              15.67            (0.02)              0.99                 0.97
                        12/31/2004                              13.28             0.05               2.34                 2.39
                        12/31/2003                               9.79            (0.06)              3.55                 3.49
                        12/31/2002                              13.83            (0.07)             (3.97)               (4.04)
                        12/31/2001                              23.55            (0.11)             (9.35)               (9.46)

Class B
                        6/30/2006                               16.65             0.01               0.18                 0.19
                        12/31/2005                              15.70             0.01               0.99                 1.00
                    03/05(a)-12/31/04                           13.97             0.05               1.68                 1.73

-------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                            $ -                  $ -             $ 15.36
                        12/31/2005                         (0.13)                   -               15.33
                        12/31/2004                         (0.11)                   -               14.96
                        12/31/2003                         (0.09)                   -               14.17
                        12/31/2002                         (0.10)                   -               11.45
                        12/31/2001                         (0.07)               (0.01)              14.53

Class B
                        6/30/2006                              -                    -               15.46
                        12/31/2005                         (0.13)                   -               15.42
                    03/05(a)-12/31/04                      (0.07)                   -               15.02

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                              -                    -               21.80
                        12/31/2005                             -                (0.35)              20.13
                        12/31/2004                             -                    -               19.97
                        12/31/2003                             -                    -               16.81
                        12/31/2002                             -                    -               12.01
                        12/31/2001                             -                (0.21)              15.55

Class B
                        6/30/2006                              -                    -               21.93
                        12/31/2005                             -                (0.35)              20.22
                    03/05(a)-12/31/04                          -                    -               20.02

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                              -                    -               11.31
                        12/31/2005                             -                    -               11.03
                        12/31/2004                         (0.12)                   -               10.02
                        12/31/2003                         (0.12)                   -                9.27
                        12/31/2002                         (0.19)                   -                8.26
                        12/31/2001                         (0.20)                   -                9.05

Class B
                        6/30/2006                              -                    -               11.31
                        12/31/2005                             -                    -               11.14
                    03/05(a)-12/31/04                      (0.06)                   -               10.10

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                              -                    -               16.76
                        12/31/2005                         (0.05)                   -               16.59
                        12/31/2004                             -                    -               15.67
                        12/31/2003                             -                    -               13.28
                        12/31/2002                             -                    -                9.79
                        12/31/2001                             -                (0.26)              13.83

Class B
                        6/30/2006                              -                    -               16.84
                        12/31/2005                         (0.05)                   -               16.65
                    03/05(a)-12/31/04                          -                    -               15.70

----------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                                   0.20 %          $ 162,950                   45.38%
                        12/31/2005                                  3.37              244,280                   105.53
                        12/31/2004                                  6.32              357,978                   100.79
                        12/31/2003                                 24.54              245,913                    80.50
                        12/31/2002                                (20.53)             149,242                    94.37
                        12/31/2001                                 (9.83)             174,813                   102.56

Class B
                        6/30/2006                                   0.26                  145                    45.38
                        12/31/2005                                  3.56                  140                   105.53
                    03/05(a)-12/31/04                               2.81                   20                   100.79

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                                   8.30              172,191                    34.65
                        12/31/2005                                  2.52              159,471                    56.66
                        12/31/2004                                 18.80              169,746                    53.14
                        12/31/2003                                 39.97              109,972                    70.06
                        12/31/2002                                (22.77)              76,198                    71.45
                        12/31/2001                                 11.00              112,967                    65.36

Class B
                        6/30/2006                                   8.46                  163                    34.65
                        12/31/2005                                  2.71                  145                    56.66
                    03/05(a)-12/31/04                               9.22                    7                    53.14

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                                   2.54              141,022                    29.98
                        12/31/2005                                 10.09              127,908                    83.07
                        12/31/2004                                  9.42              104,564                   163.88
                        12/31/2003                                 13.73              114,262                    60.48
                        12/31/2002                                 (6.57)              75,591                    90.71
                        12/31/2001                                 (4.49)              72,281                   105.66

Class B
                        6/30/2006                                   2.69                  152                    29.98
                        12/31/2005                                 10.31                  131                    83.07
                    03/05(a)-12/31/04                               6.78                    2                   163.88

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                                   1.02              206,799                    81.55
                        12/31/2005                                  6.16              217,173                   149.30
                        12/31/2004                                 18.00              210,402                   231.52
                        12/31/2003                                 35.65              158,013                    31.95
                        12/31/2002                                (29.21)             135,669                    56.03
                        12/31/2001                                (40.19)             260,726                    96.69

Class B
                        6/30/2006                                   1.14                  134                    81.55
                        12/31/2005                                  6.34                  128                   149.30
                    03/05(a)-12/31/04                              12.38                    3                   231.52

-----------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                             0.97 %               1.27 %               n/a %              n/a %
                        12/31/2005                            0.96                 0.77                 n/a                n/a
                        12/31/2004                            0.96                 0.85                1.00               0.81
                        12/31/2003                            0.97                 0.83                1.01               0.79
                        12/31/2002                            0.97                 0.78                1.00               0.75
                        12/31/2001                            0.97                 0.58                0.99               0.56

Class B
                        6/30/2006                             0.77                 1.61                 n/a                n/a
                        12/31/2005                            0.76                 0.97                 n/a                n/a
                    03/05(a)-12/31/04                         0.76                 1.33                0.80               1.29

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                             1.05                (0.70)                n/a                n/a
                        12/31/2005                            1.06                (0.72)                n/a                n/a
                        12/31/2004                            1.06                (0.76)               1.07              (0.77)
                        12/31/2003                            1.05                (0.75)               1.10              (0.80)
                        12/31/2002                            1.05                (0.49)               1.08              (0.52)
                        12/31/2001                            1.05                (0.31)               1.07              (0.33)

Class B
                        6/30/2006                             0.85                (0.50)                n/a                n/a
                        12/31/2005                            0.85                (0.51)                n/a                n/a
                    03/05(a)-12/31/04                         0.84                (0.53)               0.86              (0.55)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                             1.01                 1.39                 n/a                n/a
                        12/31/2005                            1.01                 1.22                 n/a                n/a
                        12/31/2004                            1.03                 1.25                1.04               1.24
                        12/31/2003                            1.05                 1.64                1.07               1.62
                        12/31/2002                            1.05                 2.11                1.07               2.09
                        12/31/2001                            1.05                 2.48                1.06               2.47

Class B
                        6/30/2006                             0.81                 1.59                 n/a                n/a
                        12/31/2005                            0.81                 1.42                 n/a                n/a
                    03/05(a)-12/31/04                         0.77                 1.38                0.78               1.37

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                             1.01                (0.13)                n/a                n/a
                        12/31/2005                            1.01                (0.11)                n/a                n/a
                        12/31/2004                            1.02                 0.39                1.04               0.37
                        12/31/2003                            1.05                (0.51)               1.07              (0.53)
                        12/31/2002                            1.04                (0.51)               1.09              (0.56)
                        12/31/2001                            1.01                (0.61)               1.03              (0.63)

Class B
                        6/30/2006                             0.81                 0.07                 n/a                n/a
                        12/31/2005                            0.80                 0.10                 n/a                n/a
                    03/05(a)-12/31/04                         0.78                 0.97                0.80               0.95

-------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                  $ 10.00           $ 0.06            $ (0.05)              $ 0.01

Class B
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.06)                0.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                          11.03             0.03               0.99                 1.02
                   05/02(a)-12/31/2005                     10.00             0.02               1.01                 1.03

Class B
                        6/30/2006                          11.04             0.04               1.00                 1.04
                   05/02(a)-12/31/2005                     10.00             0.03               1.01                 1.04

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                          11.39             0.03               0.49                 0.52
                   05/02(a)-12/31/2005                     10.00             0.06               1.33                 1.39

Class B
                        6/30/2006                          11.40             0.04               0.50                 0.54
                   05/02(a)-12/31/2005                     10.00             0.07               1.33                 1.40

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.05)                0.02

Class B
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.05)                0.02

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                          12.03             0.14               1.02                 1.16
                        12/31/2005                         11.04             0.14               1.04                 1.18
                        12/31/2004                          9.61             0.10               1.47                 1.57
                        12/31/2003                          7.59             0.10               2.06                 2.16
                        12/31/2002                          9.66             0.08              (2.07)               (1.99)
                        12/31/2001                         12.23             0.08              (2.56)               (2.48)

Class B
                        6/30/2006                          12.08             0.16               1.02                 1.18
                        12/31/2005                         11.06             0.16               1.05                 1.21
                    03/05(a)-12/31/04                      10.11             0.09               0.99                 1.08

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                          10.94             0.15               1.24                 1.39
                        12/31/2005                          9.29             0.13               1.59                 1.72
                        12/31/2004                          7.65             0.07               1.65                 1.72
                        12/31/2003                          5.56                -               2.19                 2.19
                        12/31/2002                          7.75             0.07              (2.13)               (2.06)
                        12/31/2001                          9.79             0.09              (2.08)               (1.99)

Class B
                        6/30/2006                          11.07             0.16               1.25                 1.41
                        12/31/2005                          9.37             0.15               1.62                 1.77
                    03/05(a)-12/31/04                       8.17             0.03               1.18                 1.21

--------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                          $ -                  $ -             $ 10.01

Class B
                   05/01(a)- 06/30/2006                            -                    -               10.01

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                                  -                    -               12.05
                   05/02(a)-12/31/2005                             -                    -               11.03

Class B
                        6/30/2006                                  -                    -               12.08
                   05/02(a)-12/31/2005                             -                    -               11.04

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                                  -                    -               11.91
                   05/02(a)-12/31/2005                             -                    -               11.39

Class B
                        6/30/2006                                  -                    -               11.94
                   05/02(a)-12/31/2005                             -                    -               11.40

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                            -                    -               10.02

Class B
                   05/01(a)- 06/30/2006                            -                    -               10.02

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                                  -                    -               13.19
                        12/31/2005                             (0.19)                   -               12.03
                        12/31/2004                             (0.14)                   -               11.04
                        12/31/2003                             (0.14)                   -                9.61
                        12/31/2002                             (0.08)                   -                7.59
                        12/31/2001                             (0.07)               (0.02)               9.66

Class B
                        6/30/2006                                  -                    -               13.26
                        12/31/2005                             (0.19)                   -               12.08
                    03/05(a)-12/31/04                          (0.13)                   -               11.06

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                                  -                    -               12.33
                        12/31/2005                             (0.01)               (0.06)              10.94
                        12/31/2004                             (0.08)                   -                9.29
                        12/31/2003                             (0.10)                   -                7.65
                        12/31/2002                             (0.13)                   -                5.56
                        12/31/2001                             (0.04)               (0.01)               7.75

Class B
                        6/30/2006                                  -                    -               12.48
                        12/31/2005                             (0.01)               (0.06)              11.07
                    03/05(a)-12/31/04                          (0.01)                   -                9.37

--------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                           0.10 %             $ 30,331                  66.53%

Class B
                   05/01(a)- 06/30/2006                           0.10                  100                    66.53

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                                 9.25              108,994                     2.73
                   05/02(a)-12/31/2005                           10.30               72,399                     4.57

Class B
                        6/30/2006                                 9.42                  207                     2.73
                   05/02(a)-12/31/2005                           10.40                  139                     4.57

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                                 4.57              114,921                    23.98
                   05/02(a)-12/31/2005                           13.90               85,789                    34.39

Class B
                        6/30/2006                                 4.74                  166                    23.98
                   05/02(a)-12/31/2005                           14.00                  151                    34.39

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                           0.20              289,423                   104.50

Class B
                   05/01(a)- 06/30/2006                           0.20                  100                   104.50

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                                 9.64              230,917                     7.42
                        12/31/2005                               10.69              201,554                    71.32
                        12/31/2004                               16.34               94,998                    75.17
                        12/31/2003                               28.53               96,811                   113.94
                        12/31/2002                              (20.58)              78,272                   134.52
                        12/31/2001                              (20.29)             103,972                    66.42

Class B
                        6/30/2006                                 9.77                  173                     7.42
                        12/31/2005                               10.94                  134                    71.32
                    03/05(a)-12/31/04                            10.72                    1                    75.17

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                                12.71              349,060                    45.50
                        12/31/2005                               18.57              234,118                    72.39
                        12/31/2004                               22.54               82,081                    90.31
                        12/31/2003                               39.43               29,609                   131.90
                        12/31/2002                              (26.59)               5,642                   146.48
                        12/31/2001                              (20.33)               7,304                    82.18

Class B
                        6/30/2006                                12.74                  222                    45.50
                        12/31/2005                               18.90                  165                    72.39
                    03/05(a)-12/31/04                            14.85                    5                    90.31

---------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                     1.06 %               4.75 %               n/a %              n/a %

Class B
                   05/01(a)- 06/30/2006                     0.87                 5.00                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                           1.18                 0.76                 n/a                n/a
                   05/02(a)-12/31/2005                      1.14                 0.39                 n/a                n/a

Class B
                        6/30/2006                           0.96                 0.98                 n/a                n/a
                   05/02(a)-12/31/2005                      0.96                 0.57                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                           1.05                 0.84                 n/a                n/a
                   05/02(a)-12/31/2005                      1.06                 1.02                 n/a                n/a

Class B
                        6/30/2006                           0.85                 1.01                 n/a                n/a
                   05/02(a)-12/31/2005                      0.86                 1.22                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                     0.73                 4.35                 n/a                n/a

Class B
                   05/01(a)- 06/30/2006                     0.53                 4.54                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                           1.06                 2.25                 n/a                n/a
                        12/31/2005                          1.08                 1.25                 n/a                n/a
                        12/31/2004                          1.17                 0.96                1.19               0.94
                        12/31/2003                          1.23                 1.17                1.26               1.14
                        12/31/2002                          1.18                 0.83                1.21               0.80
                        12/31/2001                          1.17                 0.76                1.18               0.75

Class B
                        6/30/2006                           0.86                 2.50                 n/a                n/a
                        12/31/2005                          0.87                 1.46                 n/a                n/a
                    03/05(a)-12/31/04                       0.92                 1.30                0.94               1.28

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                           1.05                 3.63                 n/a                n/a
                        12/31/2005                          1.08                 1.63                 n/a                n/a
                        12/31/2004                          1.13                 1.14                 n/a                n/a
                        12/31/2003                          1.12                 0.75                 n/a                n/a
                        12/31/2002                          1.08                 0.95                 n/a                n/a
                        12/31/2001                          1.07                 1.07                 n/a                n/a

Class B
                        6/30/2006                           0.85                 3.75                 n/a                n/a
                        12/31/2005                          0.87                 1.84                 n/a                n/a
                    03/05(a)-12/31/04                       0.93                 1.36                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll transactions for JNL/Goldman
     Sachs Short Duration Fund is 117.98%.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                           $ 10.00           $ 0.03            $ (1.29)               (1.26)

Class B
                   05/01(a)- 06/30/2006                             10.00             0.03              (1.28)               (1.25)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                   13.54             0.04               0.36                 0.40
                        12/31/2005                                  14.66             0.07               1.24                 1.31
                        12/31/2004                                  13.16             0.02               3.21                 3.23
                        12/31/2003                                  10.23             0.04               2.92                 2.96
                        12/31/2002                                  11.97             0.03              (1.72)               (1.69)
                        12/31/2001                                  11.75             0.06               1.50                 1.56

Class B
                        6/30/2006                                   13.61             0.06               0.36                 0.42
                        12/31/2005                                  14.70             0.10               1.24                 1.34
                    03/05(a)-12/31/04                               14.28             0.02               2.13                 2.15

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                   12.77            (0.01)              0.76                 0.75
                        12/31/2005                                  13.81            (0.01)              0.67                 0.66
                        12/31/2004                                  13.05            (0.02)              2.03                 2.01
                        12/31/2003                                   9.40             0.01               3.64                 3.65
                        12/31/2002                                  11.40                -              (1.96)               (1.96)
                        12/31/2001                                  10.28             0.02               1.77                 1.79

Class B
                        6/30/2006                                   12.83             0.01               0.76                 0.77
                        12/31/2005                                  13.84             0.01               0.68                 0.69
                    03/05(a)-12/31/04                               13.92                -               1.16                 1.16

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                   10.75             0.18              (0.30)               (0.12)
                        12/31/2005                                  10.83             0.18               0.02                 0.20
                        12/31/2004                                  10.47             0.35               0.04                 0.39
                        12/31/2003                                  10.48             0.23               0.07                 0.30
                    01/15(a)-12/31/02                               10.00             0.36               0.50                 0.86

Class B
                        6/30/2006                                   10.70             0.18              (0.28)               (0.10)
                        12/31/2005                                  10.76             0.20               0.02                 0.22
                    03/05(a)-12/31/04                               10.73             0.12               0.02                 0.14

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                    8.32             0.05               0.17                 0.22
                        12/31/2005                                   8.80             0.05               0.33                 0.38
                        12/31/2004                                   7.93             0.07               0.82                 0.89
                        12/31/2003                                   6.16             0.03               1.76                 1.79
                        12/31/2002                                   8.21             0.04              (2.09)               (2.05)
                        12/31/2001                                   9.34             0.03              (1.13)               (1.10)

Class B
                        6/30/2006                                    8.28             0.06               0.16                 0.22
                        12/31/2005                                   8.73             0.08               0.33                 0.41
                    03/05(a)-12/31/04                                8.24             0.08               0.48                 0.56

-----------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                              $ -                  $ -                8.74

Class B
                   05/01(a)- 06/30/2006                                -                    -                8.75

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                      -                    -               13.94
                        12/31/2005                                 (0.06)               (2.37)              13.54
                        12/31/2004                                 (0.02)               (1.71)              14.66
                        12/31/2003                                 (0.03)                   -               13.16
                        12/31/2002                                 (0.03)               (0.02)              10.23
                        12/31/2001                                 (0.06)               (1.28)              11.97

Class B
                        6/30/2006                                      -                    -               14.03
                        12/31/2005                                 (0.06)               (2.37)              13.61
                    03/05(a)-12/31/04                              (0.02)               (1.71)              14.70

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                      -                    -               13.52
                        12/31/2005                                     -                (1.70)              12.77
                        12/31/2004                                 (0.01)               (1.24)              13.81
                        12/31/2003                                     -                    -               13.05
                        12/31/2002                                     -                (0.04)               9.40
                        12/31/2001                                 (0.02)               (0.65)              11.40

Class B
                        6/30/2006                                      -                    -               13.60
                        12/31/2005                                     -                (1.70)              12.83
                    03/05(a)-12/31/04                                  -                (1.24)              13.84

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                      -                    -               10.63
                        12/31/2005                                 (0.22)               (0.06)              10.75
                        12/31/2004                                 (0.03)                   -               10.83
                        12/31/2003                                 (0.19)               (0.12)              10.47
                    01/15(a)-12/31/02                              (0.36)               (0.02)              10.48

Class B
                        6/30/2006                                      -                    -               10.60
                        12/31/2005                                 (0.22)               (0.06)              10.70
                    03/05(a)-12/31/04                              (0.11)                   -               10.76

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                      -                    -                8.54
                        12/31/2005                                 (0.27)               (0.59)               8.32
                        12/31/2004                                 (0.02)                   -                8.80
                        12/31/2003                                 (0.02)                   -                7.93
                        12/31/2002                                     -                    -                6.16
                        12/31/2001                                 (0.03)                   -                8.21

Class B
                        6/30/2006                                      -                    -                8.50
                        12/31/2005                                 (0.27)               (0.59)               8.28
                    03/05(a)-12/31/04                              (0.07)                   -                8.73

------------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                            (12.60)%           $ 52,684                   13.43%

Class B
                   05/01(a)- 06/30/2006                            (12.50)                  87                    13.43

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                    2.95              196,800                    44.51
                        12/31/2005                                   8.81              228,735                    84.55
                        12/31/2004                                  24.72              222,542                   100.95
                        12/31/2003                                  28.89              142,798                    88.62
                        12/31/2002                                 (14.08)              76,890                    98.18
                        12/31/2001                                  13.24               26,886                   143.12

Class B
                        6/30/2006                                    3.09                  283                    44.51
                        12/31/2005                                   8.99                  253                    84.55
                    03/05(a)-12/31/04                               15.20                   29                   100.95

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                    5.87              152,594                    55.58
                        12/31/2005                                   4.65              197,826                    98.76
                        12/31/2004                                  15.38              218,851                   105.06
                        12/31/2003                                  38.83              155,191                    70.95
                        12/31/2002                                 (17.22)              74,559                    94.87
                        12/31/2001                                  17.34               35,164                    78.01

Class B
                        6/30/2006                                    6.00                  266                     0.00
                        12/31/2005                                   4.85                  228                    98.76
                    03/05(a)-12/31/04                                8.34                   27                   105.06

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                   (1.12)             204,210                    36.94
                        12/31/2005                                   1.85              180,542                   360.84
                        12/31/2004                                   3.74              116,440                   215.24
                        12/31/2003                                   2.87               83,547                    70.57
                    01/15(a)-12/31/02                                8.55               34,286                    77.16

Class B
                        6/30/2006                                   (0.93)                 164                    36.94
                        12/31/2005                                   2.04                  147                   360.84
                    03/05(a)-12/31/04                                1.35                   17                   215.24

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                    2.64               61,790                    21.48
                        12/31/2005                                   4.24               62,053                    46.19
                        12/31/2004                                  11.27              181,444                    66.90
                        12/31/2003                                  29.09               89,068                   123.94
                        12/31/2002                                 (24.94)              42,071                    63.08
                        12/31/2001                                 (11.78)              31,415                    55.97

Class B
                        6/30/2006                                    2.66                  194                    21.48
                        12/31/2005                                   4.54                  179                    46.19
                    03/05(a)-12/31/04                                6.85                    4                    66.90

------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                         1.31 %               2.08 %               n/a %              n/a %

Class B
                   05/01(a)- 06/30/2006                         1.12                 2.26                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                               1.03                 0.53                 n/a                n/a
                        12/31/2005                              1.03                 0.49                 n/a                n/a
                        12/31/2004                              1.08                 0.20                1.13               0.15
                        12/31/2003                              1.08                 0.40                1.17               0.31
                        12/31/2002                              1.08                 0.41                1.12               0.37
                        12/31/2001                              1.07                 0.65                1.20               0.52

Class B
                        6/30/2006                               0.83                 0.75                 n/a                n/a
                        12/31/2005                              0.83                 0.69                 n/a                n/a
                    03/05(a)-12/31/04                           0.88                 0.45                0.93               0.40

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                               1.06                (0.12)                n/a                n/a
                        12/31/2005                              1.06                (0.07)                n/a                n/a
                        12/31/2004                              1.12                (0.20)               1.18              (0.26)
                        12/31/2003                              1.13                 0.17                1.20               0.10
                        12/31/2002                              1.14                (0.03)               1.17              (0.06)
                        12/31/2001                              1.15                 0.32                1.21               0.26

Class B
                        6/30/2006                               0.86                 0.09                 n/a                n/a
                        12/31/2005                              0.86                 0.13                 n/a                n/a
                    03/05(a)-12/31/04                           0.92                (0.10)               0.98              (0.16)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                               0.61                 4.33                 n/a                n/a
                        12/31/2005                              0.61                 3.46                 n/a                n/a
                        12/31/2004                              0.61                 3.31                 n/a                n/a
                        12/31/2003                              0.60                 3.29                 n/a                n/a
                    01/15(a)-12/31/02                           0.60                 4.12                 n/a                n/a

Class B
                        6/30/2006                               0.41                 4.53                 n/a                n/a
                        12/31/2005                              0.41                 3.66                 n/a                n/a
                    03/05(a)-12/31/04                           0.41                 3.38                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                               0.81                 1.13                 n/a                n/a
                        12/31/2005                              0.80                 0.96                 n/a                n/a
                        12/31/2004                              0.78                 1.17                0.78               1.17
                        12/31/2003                              0.87                 0.87                0.89               0.85
                        12/31/2002                              0.89                 0.69                0.90               0.68
                        12/31/2001                              0.90                 0.44                 n/a                n/a

Class B
                        6/30/2006                               0.61                 1.33                 n/a                n/a
                        12/31/2005                              0.61                 1.15                 n/a                n/a
                    03/05(a)-12/31/04                           0.58                 1.55                0.58               1.55

---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital Management Bond Fund is 43.65%.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                               $ 13.59           $ 0.19             $ 1.14               $ 1.33
                        12/31/2005                                13.67             0.29               1.53                 1.82
                        12/31/2004                                11.45             0.16               2.07                 2.23
                        12/31/2003                                 8.44             0.10               3.04                 3.14
                    01/15 (a)-12/31/02                            10.00             0.15              (1.51)               (1.36)

Class B
                        6/30/2006                                 13.60             0.20               1.15                 1.35
                        12/31/2005                                13.66             0.31               1.53                 1.84
                    03/05(a)-12/31/04                             12.05             0.05               1.62                 1.67

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                 14.21             0.06               0.51                 0.57
                        12/31/2005                                13.28             0.09               1.51                 1.60
                        12/31/2004                                11.47             0.06               1.75                 1.81
                        12/31/2003                                 8.55             0.03               2.92                 2.95
                    01/15(a)-12/31/02                             10.00             0.06              (1.45)               (1.39)

Class B
                        6/30/2006                                 14.22             0.08               0.51                 0.59
                        12/31/2005                                13.27             0.11               1.51                 1.62
                    03/05(a)-12/31/04                             12.28             0.05               0.98                 1.03

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                 10.68             0.07               0.19                 0.26
                        12/31/2005                                10.66             0.13               0.34                 0.47
                        12/31/2004                                 9.84             0.12               0.87                 0.99
                        12/31/2003                                 7.79             0.03               2.13                 2.16
                    01/15(a)-12/31/02                             10.00             0.05              (2.26)               (2.21)

Class B
                        6/30/2006                                 10.76             0.08               0.19                 0.27
                        12/31/2005                                10.72             0.15               0.34                 0.49
                    03/05(a)-12/31/04                             10.25             0.09               0.52                 0.61

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                 13.44             0.06               0.97                 1.03
                        12/31/2005                                13.43             0.08               0.49                 0.57
                        12/31/2004                                11.46             0.07               1.93                 2.00
                        12/31/2003                                 7.94             0.05               3.59                 3.64
                    01/15(a)-12/31/02                             10.00             0.08              (2.06)               (1.98)

Class B
                        6/30/2006                                 13.42             0.07               0.98                 1.05
                        12/31/2005                                13.39             0.10               0.49                 0.59
                    03/05(a)-12/31/04                             12.33             0.06               1.08                 1.14

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                 13.53             0.08               0.39                 0.47
                        12/31/2005                                11.92             0.08               1.56                 1.64
                        12/31/2004                                10.12             0.03               1.78                 1.81
                        12/31/2003                                 7.20             0.03               2.89                 2.92
                        12/31/2002                                 9.27             0.03              (2.10)               (2.07)
                    05/01(a)-12/31/01                             10.00             0.03              (0.76)               (0.73)

Class B
                        6/30/2006                                 13.57             0.09               0.40                 0.49
                        12/31/2005                                11.93             0.11               1.56                 1.67
                    03/05(a)-12/31/04                             10.71             0.03               1.21                 1.24

---------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                                   $ -                  $ -             $ 14.92
                        12/31/2005                                (0.27)               (1.63)              13.59
                        12/31/2004                                (0.01)                   -               13.67
                        12/31/2003                                (0.13)                   -               11.45
                    01/15 (a)-12/31/02                            (0.20)                   -                8.44

Class B
                        6/30/2006                                     -                    -               14.95
                        12/31/2005                                (0.27)               (1.63)              13.60
                    03/05(a)-12/31/04                             (0.06)                   -               13.66

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                     -                    -               14.78
                        12/31/2005                                (0.10)               (0.57)              14.21
                        12/31/2004                                    -                    -               13.28
                        12/31/2003                                (0.03)                   -               11.47
                    01/15(a)-12/31/02                             (0.06)                   -                8.55

Class B
                        6/30/2006                                     -                    -               14.81
                        12/31/2005                                (0.10)               (0.57)              14.22
                    03/05(a)-12/31/04                             (0.04)                   -               13.27

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                     -                    -               10.94
                        12/31/2005                                (0.12)               (0.33)              10.68
                        12/31/2004                                (0.12)               (0.05)              10.66
                        12/31/2003                                (0.08)               (0.03)               9.84
                    01/15(a)-12/31/02                                 -                    -                7.79

Class B
                        6/30/2006                                     -                    -               11.03
                        12/31/2005                                (0.12)               (0.33)              10.76
                    03/05(a)-12/31/04                             (0.09)               (0.05)              10.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                     -                    -               14.47
                        12/31/2005                                (0.09)               (0.47)              13.44
                        12/31/2004                                    -                (0.03)              13.43
                        12/31/2003                                (0.04)               (0.08)              11.46
                    01/15(a)-12/31/02                             (0.08)                   -                7.94

Class B
                        6/30/2006                                     -                    -               14.47
                        12/31/2005                                (0.09)               (0.47)              13.42
                    03/05(a)-12/31/04                             (0.05)               (0.03)              13.39

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                     -                    -               14.00
                        12/31/2005                                (0.03)                   -               13.53
                        12/31/2004                                (0.01)                   -               11.92
                        12/31/2003                                    -                    -               10.12
                        12/31/2002                                    -                    -                7.20
                    05/01(a)-12/31/01                                 -                    -                9.27

Class B
                        6/30/2006                                     -                    -               14.06
                        12/31/2005                                (0.03)                   -               13.57
                    03/05(a)-12/31/04                             (0.02)                   -               11.93

-----------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                                 9.79 %          $ 384,969                     1.22%
                        12/31/2005                               13.31              294,677                    42.89
                        12/31/2004                               19.49              298,098                     2.77
                        12/31/2003                               37.31               97,126                     1.66
                    01/15 (a)-12/31/02                          (13.60)              26,518                    32.40

Class B
                        6/30/2006                                 9.93                  486                     1.22
                        12/31/2005                               13.46                  374                    42.89
                    03/05(a)-12/31/04                            13.85                   50                     2.77

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                 4.01              337,532                     5.68
                        12/31/2005                               11.98              288,486                    15.22
                        12/31/2004                               15.79              198,751                    13.75
                        12/31/2003                               34.55               81,077                    18.34
                    01/15(a)-12/31/02                           (13.94)              12,728                    60.00

Class B
                        6/30/2006                                 4.15                  280                     5.68
                        12/31/2005                               12.14                  245                    15.22
                    03/05(a)-12/31/04                             8.42                   90                    13.75

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                 2.43              469,540                     0.37
                        12/31/2005                                4.37              427,375                    14.14
                        12/31/2004                               10.06              361,845                     6.74
                        12/31/2003                               27.79              190,338                     8.90
                    01/15(a)-12/31/02                           (22.10)              46,776                     1.89

Class B
                        6/30/2006                                 2.51                  650                     0.37
                        12/31/2005                                4.63                  537                    14.14
                    03/05(a)-12/31/04                             5.91                  239                     6.74

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                 7.66              287,229                    14.78
                        12/31/2005                                4.22              237,460                    16.09
                        12/31/2004                               17.42              173,822                    17.66
                        12/31/2003                               45.88               76,130                    38.17
                    01/15(a)-12/31/02                           (19.79)              20,027                    49.44

Class B
                        6/30/2006                                 7.82                  297                    14.78
                        12/31/2005                                4.38                  248                    16.09
                    03/05(a)-12/31/04                             9.24                   85                    17.66

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                 3.47              290,536                    20.19
                        12/31/2005                               13.74              289,390                    26.96
                        12/31/2004                               17.93              235,047                    17.59
                        12/31/2003                               40.56              104,625                    38.02
                        12/31/2002                              (22.33)              50,522                    64.05
                    05/01(a)-12/31/01                            (7.30)              59,841                    44.80

Class B
                        6/30/2006                                 3.61                  233                    20.19
                        12/31/2005                               13.98                  204                    26.96
                    03/05(a)-12/31/04                            11.60                   24                    17.59

---------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                              0.66 %               3.28 %               n/a %              n/a %
                        12/31/2005                             0.66                 2.08                 n/a                n/a
                        12/31/2004                             0.66                 1.83                 n/a                n/a
                        12/31/2003                             0.65                 1.59                 n/a                n/a
                    01/15 (a)-12/31/02                         0.65                 1.56                 n/a                n/a

Class B
                        6/30/2006                              0.46                 3.49                 n/a                n/a
                        12/31/2005                             0.46                 2.28                 n/a                n/a
                    03/05(a)-12/31/04                          0.46                 1.19                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                              0.61                 1.00                 n/a                n/a
                        12/31/2005                             0.61                 0.82                 n/a                n/a
                        12/31/2004                             0.60                 0.62                 n/a                n/a
                        12/31/2003                             0.60                 0.65                0.61               0.64
                    01/15(a)-12/31/02                          0.60                 0.60                0.61               0.59

Class B
                        6/30/2006                              0.41                 1.19                 n/a                n/a
                        12/31/2005                             0.41                 1.02                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 0.84                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                              0.61                 1.37                 n/a                n/a
                        12/31/2005                             0.61                 1.30                 n/a                n/a
                        12/31/2004                             0.60                 1.49                 n/a                n/a
                        12/31/2003                             0.60                 1.22                0.61               1.21
                    01/15(a)-12/31/02                          0.60                 1.15                0.61               1.14

Class B
                        6/30/2006                              0.41                 1.57                 n/a                n/a
                        12/31/2005                             0.41                 1.50                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 2.07                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                              0.60                 0.94                 n/a                n/a
                        12/31/2005                             0.60                 0.84                 n/a                n/a
                        12/31/2004                             0.60                 0.81                 n/a                n/a
                        12/31/2003                             0.60                 0.75                0.61               0.74
                    01/15(a)-12/31/02                          0.60                 0.96                0.62               0.94

Class B
                        6/30/2006                              0.40                 1.14                 n/a                n/a
                        12/31/2005                             0.40                 1.04                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 1.25                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                              1.06                 1.08                 n/a                n/a
                        12/31/2005                             1.06                 0.74                 n/a                n/a
                        12/31/2004                             1.06                 0.56                 n/a                n/a
                        12/31/2003                             1.05                 0.57                 n/a                n/a
                        12/31/2002                             1.05                 0.44                 n/a                n/a
                    05/01(a)-12/31/01                          1.05                 0.54                 n/a                n/a

Class B
                        6/30/2006                              0.86                 1.32                 n/a                n/a
                        12/31/2005                             0.86                 0.94                 n/a                n/a
                    03/05(a)-12/31/04                          0.86                 0.59                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                              $ 9.41          $ (0.01)           $ (0.32)             $ (0.33)
                        12/31/2005                               8.63            (0.02)              0.81                 0.79
                        12/31/2004                               8.28             0.01               0.34                 0.35
                        12/31/2003                               7.03            (0.03)              1.28                 1.25
                        12/31/2002                               9.41            (0.03)             (2.35)               (2.38)
                    05/01(a)-12/31/01                           10.00             0.01              (0.59)               (0.58)

Class B
                        6/30/2006                                9.43                -              (0.32)               (0.32)
                        12/31/2005                               8.64                -               0.80                 0.80
                    03/05(a)-12/31/04                            8.57             0.03               0.04                 0.07

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                               11.70             0.20              (0.30)               (0.10)
                        12/31/2005                              11.96             0.27               0.02                 0.29
                        12/31/2004                              11.76             0.17               0.36                 0.53
                        12/31/2003                              11.60             0.13               0.42                 0.55
                        12/31/2002                              10.66             0.24               0.70                 0.94
                        12/31/2001                              10.29             0.30               0.68                 0.98

Class B
                        6/30/2006                               11.91             0.22              (0.31)               (0.09)
                        12/31/2005                              12.15             0.29               0.02                 0.31
                    03/05(a)-12/31/04                           12.02             0.08               0.22                 0.30

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                               20.06             0.07               0.09                 0.16
                        12/31/2005                              18.59             0.07               1.56                 1.63
                        12/31/2004                              16.54             0.20               1.96                 2.16
                        12/31/2003                              13.04             0.08               3.47                 3.55
                        12/31/2002                              17.18                -              (4.14)               (4.14)
                        12/31/2001                              22.91            (0.01)             (5.72)               (5.73)

Class B
                        6/30/2006                               20.10             0.08               0.11                 0.19
                        12/31/2005                              18.59             0.11               1.56                 1.67
                    03/05(a)-12/31/04                           17.26             0.15               1.32                 1.47

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                9.07            (0.01)              0.17                 0.16
                        12/31/2005                               8.09            (0.03)              1.01                 0.98
                        12/31/2004                               6.82            (0.04)              1.31                 1.27
                        12/31/2003                               5.11            (0.03)              1.74                 1.71
                        12/31/2002                               7.23            (0.04)             (2.08)               (2.12)
                        12/31/2001                               9.90            (0.05)             (2.62)               (2.67)

Class B
                        6/30/2006                                9.11                -               0.17                 0.17
                        12/31/2005                               8.11            (0.01)              1.01                 1.00
                    03/05(a)-12/31/04                            7.32            (0.02)              0.81                 0.79

-------------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                                 $ -                  $ -              $ 9.08
                        12/31/2005                              (0.01)                   -                9.41
                        12/31/2004                                  -                    -                8.63
                        12/31/2003                                  -                    -                8.28
                        12/31/2002                                  -                    -                7.03
                    05/01(a)-12/31/01                           (0.01)                   -                9.41

Class B
                        6/30/2006                                   -                    -                9.11
                        12/31/2005                              (0.01)                   -                9.43
                    03/05(a)-12/31/04                               -                    -                8.64

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                                   -                    -               11.60
                        12/31/2005                              (0.33)               (0.22)              11.70
                        12/31/2004                              (0.20)               (0.13)              11.96
                        12/31/2003                              (0.17)               (0.22)              11.76
                        12/31/2002                                  -                    -               11.60
                        12/31/2001                              (0.28)               (0.33)              10.66

Class B
                        6/30/2006                                   -                    -               11.82
                        12/31/2005                              (0.33)               (0.22)              11.91
                    03/05(a)-12/31/04                           (0.04)               (0.13)              12.15

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                                   -                    -               20.22
                        12/31/2005                              (0.16)                   -               20.06
                        12/31/2004                              (0.11)                   -               18.59
                        12/31/2003                              (0.05)                   -               16.54
                        12/31/2002                                  -                    -               13.04
                        12/31/2001                                  -                    -               17.18

Class B
                        6/30/2006                                   -                    -               20.29
                        12/31/2005                              (0.16)                   -               20.10
                    03/05(a)-12/31/04                           (0.14)                   -               18.59

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                   -                    -                9.23
                        12/31/2005                                  -                    -                9.07
                        12/31/2004                                  -                    -                8.09
                        12/31/2003                                  -                    -                6.82
                        12/31/2002                                  -                    -                5.11
                        12/31/2001                                  -                    -                7.23

Class B
                        6/30/2006                                   -                    -                9.28
                        12/31/2005                                  -                    -                9.11
                    03/05(a)-12/31/04                               -                    -                8.11

---------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                                 (3.51)%           $ 27,786                   37.54%
                        12/31/2005                                 9.16               28,286                    80.29
                        12/31/2004                                 4.23               24,479                   124.90
                        12/31/2003                                17.78               32,993                    94.02
                        12/31/2002                               (25.29)              17,846                    55.58
                    05/01(a)-12/31/01                             (5.82)              13,557                    58.88

Class B
                        6/30/2006                                 (3.39)                 134                    37.54
                        12/31/2005                                 9.27                  137                    80.29
                    03/05(a)-12/31/04                              0.82                    1                   124.90

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                                 (0.85)             649,723                    49.49
                        12/31/2005                                 2.40              571,892                   408.73
                        12/31/2004                                 4.45              390,124                   352.28
                        12/31/2003                                 4.78              317,301                   146.76
                        12/31/2002                                 8.85              211,362                   116.05
                        12/31/2001                                 9.52               54,851                   112.25

Class B
                        6/30/2006                                 (0.76)                 254                    49.49
                        12/31/2005                                 2.52                  174                   408.73
                    03/05(a)-12/31/04                              2.46                   30                   352.28

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                                  0.80              143,177                    59.91
                        12/31/2005                                 8.75              161,881                   135.25
                        12/31/2004                                13.04              149,669                    91.21
                        12/31/2003                                27.23              164,927                    74.82
                        12/31/2002                               (24.10)             153,303                   123.47
                        12/31/2001                               (25.01)             282,049                    91.77

Class B
                        6/30/2006                                  0.95                  127                    59.91
                        12/31/2005                                 8.96                  124                   135.25
                    03/05(a)-12/31/04                              8.55                   11                    91.21

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                  1.76               37,886                    77.46
                        12/31/2005                                12.11               36,392                    91.99
                        12/31/2004                                18.62               33,829                   111.57
                        12/31/2003                                33.46               28,909                   116.81
                        12/31/2002                               (29.32)              18,647                   116.70
                        12/31/2001                               (26.97)              29,541                   211.61

Class B
                        6/30/2006                                  1.87                  139                    77.46
                        12/31/2005                                12.33                  131                    91.99
                    03/05(a)-12/31/04                             10.79                    1                   111.57

----------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                            0.96 %              (0.10)%               n/a %              n/a %
                        12/31/2005                           0.98                (0.30)                n/a %              n/a %
                        12/31/2004                           1.01                 0.12                 n/a                n/a
                        12/31/2003                           1.00                (0.49)                n/a                n/a
                        12/31/2002                           1.00                (0.49)                n/a                n/a
                    05/01(a)-12/31/01                        1.00                 0.17                 n/a                n/a

Class B
                        6/30/2006                            0.76                    -                 n/a                n/a
                        12/31/2005                           0.77                (0.09)                n/a                n/a
                    03/05(a)-12/31/04                        0.82                 0.61                 n/a                n/a

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                            0.81                 6.24                 n/a                n/a
                        12/31/2005                           0.81                 3.15                 n/a                n/a
                        12/31/2004                           0.81                 1.72                 n/a                n/a
                        12/31/2003                           0.80                 2.02                 n/a                n/a
                        12/31/2002                           0.80                 3.23                 n/a                n/a
                        12/31/2001                           0.80                 4.35                 n/a                n/a

Class B
                        6/30/2006                            0.61                 6.55                 n/a                n/a
                        12/31/2005                           0.60                 3.36                 n/a                n/a
                    03/05(a)-12/31/04                        0.61                 3.09                 n/a                n/a

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                            0.98                 0.80                 n/a                n/a
                        12/31/2005                           0.98                 0.37                 n/a                n/a
                        12/31/2004                           0.99                 0.95                1.06               0.88
                        12/31/2003                           1.00                 0.45                1.07               0.38
                        12/31/2002                           0.99                 0.23                1.05               0.17
                        12/31/2001                           0.96                (0.07)               0.99              (0.10)

Class B
                        6/30/2006                            0.78                 1.11                 n/a                n/a
                        12/31/2005                           0.78                 0.57                 n/a                n/a
                    03/05(a)-12/31/04                        0.78                 2.15                0.85               2.08

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                            1.06                (0.42)                n/a                n/a
                        12/31/2005                           1.06                (0.38)                n/a                n/a
                        12/31/2004                           1.06                (0.62)               1.14              (0.70)
                        12/31/2003                           1.05                (0.52)               1.11              (0.58)
                        12/31/2002                           1.05                (0.62)               1.10              (0.67)
                        12/31/2001                           1.05                (0.46)               1.09              (0.50)

Class B
                        6/30/2006                            0.86                (0.12)                n/a                n/a
                        12/31/2005                           0.85                (0.17)                n/a                n/a
                    03/05(a)-12/31/04                        0.78                (0.34)               0.87              (0.43)

------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The Portfolio  Turnover  including  dollar roll  transactions  for JNL/PIMCO
Total Return Bond Fund is 156.26%.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                     $ 18.09           $ 0.09             $ 0.18               $ 0.27
                        12/31/2005                      17.42             0.24               0.61                 0.85
                        12/31/2004                      16.09             0.24               1.33                 1.57
                        12/31/2003                      13.06             0.16               3.04                 3.20
                        12/31/2002                      16.50             0.16              (3.44)               (3.28)
                        12/31/2001                      17.78             0.15              (1.27)               (1.12)

Class B
                        6/30/2006                       18.20             0.11               0.18                 0.29
                        12/31/2005                      17.48             0.28               0.62                 0.90
                    03/05(a)-12/31/04                   16.82             0.21               0.66                 0.87

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                       12.80             0.01               0.47                 0.48
                        12/31/2005                      11.89             0.25               0.76                 1.01
                        12/31/2004                      10.57             0.02               1.31                 1.33
                        12/31/2003                       8.44             0.06               2.20                 2.26
                        12/31/2002                      10.45             0.06              (1.97)               (1.91)
                        12/31/2001                      12.86             0.02              (1.38)               (1.36)

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                       10.70             0.02               0.13                 0.15
                        12/31/2005                      10.35             0.26               0.13                 0.39
                    10/04(a)-12/31/04                   10.00             0.14               0.21                 0.35

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                       12.56            (0.01)              0.42                 0.41
                        12/31/2005                      12.23             0.30               0.61                 0.91
                        12/31/2004                      11.07             0.07               1.19                 1.26
                        12/31/2003                       9.25             0.08               1.93                 2.01
                        12/31/2002                      10.70             0.08              (1.41)               (1.33)
                        12/31/2001                      12.37             0.01              (0.92)               (0.91)

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                       11.04             0.01               0.26                 0.27
                        12/31/2005                      10.54             0.24               0.29                 0.53
                    10/04(a)-12/31/04                   10.00             0.11               0.43                 0.54

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                       12.13                -               0.33                 0.33
                        12/31/2005                      11.67             0.34               0.41                 0.75
                        12/31/2004                      10.91             0.12               0.92                 1.04
                        12/31/2003                       9.48             0.10               1.58                 1.68
                        12/31/2002                      10.54             0.10              (0.99)               (0.89)
                        12/31/2001                      11.83             0.08              (0.65)               (0.57)

------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                $ -                  $ -             $ 18.36
                        12/31/2005                             (0.18)                   -               18.09
                        12/31/2004                             (0.24)                   -               17.42
                        12/31/2003                             (0.17)                   -               16.09
                        12/31/2002                             (0.16)                   -               13.06
                        12/31/2001                             (0.16)                   -               16.50

Class B
                        6/30/2006                                  -                    -               18.49
                        12/31/2005                             (0.18)                   -               18.20
                    03/05(a)-12/31/04                          (0.21)                   -               17.48

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                  -                    -               13.28
                        12/31/2005                             (0.10)                   -               12.80
                        12/31/2004                             (0.01)                   -               11.89
                        12/31/2003                             (0.13)                   -               10.57
                        12/31/2002                             (0.10)                   -                8.44
                        12/31/2001                             (0.35)               (0.70)              10.45

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                  -                    -               10.85
                        12/31/2005                             (0.03)               (0.01)              10.70
                    10/04(a)-12/31/04                              -                    -               10.35

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                  -                    -               12.97
                        12/31/2005                             (0.13)               (0.45)              12.56
                        12/31/2004                             (0.06)               (0.04)              12.23
                        12/31/2003                             (0.19)                   -               11.07
                        12/31/2002                             (0.12)                   -                9.25
                        12/31/2001                             (0.32)               (0.44)              10.70

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                  -                    -               11.31
                        12/31/2005                             (0.02)               (0.01)              11.04
                    10/04(a)-12/31/04                              -                    -               10.54

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                  -                    -               12.46
                        12/31/2005                             (0.20)               (0.09)              12.13
                        12/31/2004                             (0.11)               (0.17)              11.67
                        12/31/2003                             (0.25)                   -               10.91
                        12/31/2002                             (0.17)                   -                9.48
                        12/31/2001                             (0.34)               (0.38)              10.54

--------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                      1.49 %          $ 168,019                    56.00%
                        12/31/2005                                     4.91              181,363                    79.01
                        12/31/2004                                     9.76              215,615                    46.27
                        12/31/2003                                    24.55              309,732                    67.86
                        12/31/2002                                   (19.87)             256,100                    62.19
                        12/31/2001                                    (6.32)             347,246                    82.54

Class B
                        6/30/2006                                      1.59                  113                    56.00
                        12/31/2005                                     5.18                  107                    79.01
                    03/05(a)-12/31/04                                  5.17                    1                    46.27

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                      3.75              633,315                    28.02
                        12/31/2005                                     8.48              657,320                    35.06
                        12/31/2004                                    12.61              670,711                    62.01
                        12/31/2003                                    26.80              164,016                     3.87
                        12/31/2002                                   (18.26)              97,110                    37.53
                        12/31/2001                                   (10.58)             107,519                    67.65

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                      1.40              103,426                    41.10
                        12/31/2005                                     3.73               80,642                    16.33
                    10/04(a)-12/31/04                                  3.50               13,909                    13.03

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                      3.26            1,095,154                    32.35
                        12/31/2005                                     7.44            1,059,806                    32.50
                        12/31/2004                                    11.41            1,001,562                    46.80
                        12/31/2003                                    21.73              609,887                     3.33
                        12/31/2002                                   (12.40)             331,543                    32.67
                        12/31/2001                                    (7.34)             298,741                    59.64

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                      2.45              242,394                    32.95
                        12/31/2005                                     4.99              157,719                    11.24
                    10/04(a)-12/31/04                                  5.40               19,873                     0.39

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                      2.72              967,576                    29.23
                        12/31/2005                                     6.41              861,543                    21.32
                        12/31/2004                                     9.58              619,106                    38.10
                        12/31/2003                                    17.75              402,322                     2.24
                        12/31/2002                                    (8.48)             227,833                    31.43
                        12/31/2001                                    (4.78)             187,495                    49.46

--------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                0.97 %               1.35 %               n/a %              n/a %
                        12/31/2005                               0.97                 0.97                 n/a                n/a
                        12/31/2004                               0.97                 1.24                1.01               1.20
                        12/31/2003                               0.98                 1.16                1.03               1.11
                        12/31/2002                               0.98                 1.06                1.01               1.03
                        12/31/2001                               0.96                 0.89                0.99               0.86

Class B
                        6/30/2006                                0.77                 1.67                 n/a                n/a
                        12/31/2005                               0.76                 1.18                 n/a                n/a
                    03/05(a)-12/31/04                            0.75                 1.58                0.79               1.54

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                0.17 (e)             0.13                 n/a                n/a
                        12/31/2005                               0.18                 0.22                 n/a                n/a
                        12/31/2004                               0.18                 0.41                 n/a                n/a
                        12/31/2003                               0.20                 0.97                 n/a                n/a
                        12/31/2002                               0.20                 0.77                 n/a                n/a
                        12/31/2001                               0.20                 1.16                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                0.19 (e)             0.35                 n/a                n/a
                        12/31/2005                               0.19                 3.54                 n/a                n/a
                    10/04(a)-12/31/04                            0.18                12.94                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                0.16 (e)            (0.09)                n/a                n/a
                        12/31/2005                               0.16                 0.62                 n/a                n/a
                        12/31/2004                               0.17                 0.67                 n/a                n/a
                        12/31/2003                               0.20                 1.40                 n/a                n/a
                        12/31/2002                               0.20                 1.26                 n/a                n/a
                        12/31/2001                               0.20                 1.66                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                0.19 (e)             0.21                 n/a                n/a
                        12/31/2005                               0.18                 3.13                 n/a                n/a
                    10/04(a)-12/31/04                            0.18                11.25                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                0.16 (e)             0.01                 n/a                n/a
                        12/31/2005                               0.17                 1.39                 n/a                n/a
                        12/31/2004                               0.18                 1.20                 n/a                n/a
                        12/31/2003                               0.20                 1.79                 n/a                n/a
                        12/31/2002                               0.20                 1.75                 n/a                n/a
                        12/31/2001                               0.20                 2.42                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of expenses to average net assets does not include the impact of the underlying Funds' expenses.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                 $ 10.00              $ -             $ 0.03               $ 0.03

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                   10.00                -               0.09                 0.09

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                   10.00            (0.01)              0.12                 0.11

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                   10.00                -              (0.01)               (0.01)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                         15.75             0.22               0.27                 0.49
                        12/31/2005                        17.12             0.34               0.58                 0.92
                        12/31/2004                        15.55             0.36               1.33                 1.69
                        12/31/2003                        13.14             0.32               2.51                 2.83
                        12/31/2002                        14.00             0.42              (0.69)               (0.27)
                        12/31/2001                        13.13             0.41               0.98                 1.39

Class B
                        6/30/2006                         15.64             0.24               0.27                 0.51
                        12/31/2005                        16.98             0.37               0.58                 0.95
                    03/05(a)-12/31/04                     16.19             0.17               0.89                 1.06

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                         19.68             0.07               0.87                 0.94
                        12/31/2005                        19.41             0.08               0.29                 0.37
                        12/31/2004                        17.43             0.10               1.88                 1.98
                        12/31/2003                        14.06             0.13               3.24                 3.37
                        12/31/2002                        19.48             0.10              (5.38)               (5.28)
                        12/31/2001                        25.97             0.08              (6.19)               (6.11)

Class B
                        6/30/2006                         19.76             0.08               0.88                 0.96
                        12/31/2005                        19.45             0.12               0.29                 0.41
                    03/05(a)-12/31/04                     18.37             0.11               0.97                 1.08

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                         20.63                -              (0.55)               (0.55)
                        12/31/2005                        19.71            (0.05)              0.97                 0.92
                        12/31/2004                        17.65            (0.02)              2.08                 2.06
                        12/31/2003                        13.03            (0.04)              4.66                 4.62
                        12/31/2002                        18.55            (0.04)             (5.48)               (5.52)
                        12/31/2001                        26.65                -              (8.04)               (8.04)

Class B
                        6/30/2006                         20.71             0.02              (0.55)               (0.53)
                        12/31/2005                        19.75            (0.01)              0.97                 0.96
                    03/05(a)-12/31/04                     18.67             0.04               1.04                 1.08

-------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                       $ -                  $ -             $ 10.03

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -               10.09

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -               10.11

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -                9.99

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                               -                    -               16.24
                        12/31/2005                          (0.38)               (1.91)              15.75
                        12/31/2004                          (0.02)               (0.10)              17.12
                        12/31/2003                          (0.30)               (0.12)              15.55
                        12/31/2002                          (0.42)               (0.17)              13.14
                        12/31/2001                          (0.44)               (0.08)              14.00

Class B
                        6/30/2006                               -                    -               16.15
                        12/31/2005                          (0.38)               (1.91)              15.64
                    03/05(a)-12/31/04                       (0.17)               (0.10)              16.98

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                               -                    -               20.62
                        12/31/2005                          (0.10)                   -               19.68
                        12/31/2004                              -                    -               19.41
                        12/31/2003                              -                    -               17.43
                        12/31/2002                          (0.14)                   -               14.06
                        12/31/2001                          (0.35)               (0.03)              19.48

Class B
                        6/30/2006                               -                    -               20.72
                        12/31/2005                          (0.10)                   -               19.76
                    03/05(a)-12/31/04                           -                    -               19.45

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                               -                    -               20.08
                        12/31/2005                              -                    -               20.63
                        12/31/2004                              -                    -               19.71
                        12/31/2003                              -                    -               17.65
                        12/31/2002                              -                    -               13.03
                        12/31/2001                          (0.01)               (0.05)              18.55

Class B
                        6/30/2006                               -                    -               20.18
                        12/31/2005                              -                    -               20.71
                    03/05(a)-12/31/04                           -                    -               19.75

-----------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                              0.30 %             $ 1,510                    58.03%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                               0.90                  603                    36.01

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                               1.10                  258                    48.33

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                              (0.10)               3,010                    48.52

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                                     3.11              392,576                    27.32
                        12/31/2005                                    5.30              396,350                    42.18
                        12/31/2004                                   10.88              381,316                   120.61
                        12/31/2003                                   21.57              303,892                    54.21
                        12/31/2002                                   (1.93)             217,013                    68.30
                        12/31/2001                                   10.57              212,196                    42.38

Class B
                        6/30/2006                                     3.26                  227                    27.32
                        12/31/2005                                    5.52                  198                    42.18
                    03/05(a)-12/31/04                                 6.54                   22                   120.61

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                                     4.78              160,631                    64.38
                        12/31/2005                                    1.91              188,593                   264.25
                        12/31/2004                                   11.36              217,952                   296.09
                        12/31/2003                                   23.97              197,288                   120.39
                        12/31/2002                                  (27.12)             206,070                    65.19
                        12/31/2001                                  (23.50)             389,796                    93.37

Class B
                        6/30/2006                                     4.86                  133                    64.38
                        12/31/2005                                    2.12                  122                   264.25
                    03/05(a)-12/31/04                                 5.88                    1                   296.09

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                                    (2.67)             189,687                    52.51
                        12/31/2005                                    4.67              216,007                    77.29
                        12/31/2004                                   11.67              295,491                   154.46
                        12/31/2003                                   35.46              257,852                    78.47
                        12/31/2002                                  (29.76)             215,884                   117.19
                        12/31/2001                                  (30.18)             436,946                   100.02

Class B
                        6/30/2006                                    (2.56)                 138                    52.51
                        12/31/2005                                    4.86                  140                    77.29
                    03/05(a)-12/31/04                                 5.78                    2                   154.46

-------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 % (f)          (0.17)%              n/a %              n/a %

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 (f)            (0.17)                n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 (f)            (0.17)                n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                  0.18 (f)             0.02                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                        0.79                 2.61                 n/a                n/a
                        12/31/2005                       0.79                 2.22                 n/a                n/a
                        12/31/2004                       0.80                 2.42                 n/a                n/a
                        12/31/2003                       0.80                 2.49                0.81               2.48
                        12/31/2002                       0.81                 2.98                0.81               2.98
                        12/31/2001                       0.81                 3.28                 n/a                n/a

Class B
                        6/30/2006                        0.59                 2.80                 n/a                n/a
                        12/31/2005                       0.59                 2.42                 n/a                n/a
                    03/05(a)-12/31/04                    0.60                 2.68                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                        1.10                 0.49                 n/a                n/a
                        12/31/2005                       1.10                 0.30                 n/a                n/a
                        12/31/2004                       1.11                 0.58                1.21               0.48
                        12/31/2003                       1.13                 0.70                1.18               0.65
                        12/31/2002                       1.07                 0.45                1.10               0.42
                        12/31/2001                       1.05                 0.42                1.06               0.41

Class B
                        6/30/2006                        0.90                 0.74                 n/a                n/a
                        12/31/2005                       0.89                 0.51                 n/a                n/a
                    03/05(a)-12/31/04                    0.84                 1.02                0.94               0.92

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                        0.99                 0.03                 n/a                n/a
                        12/31/2005                       0.99                (0.18)                n/a                n/a
                        12/31/2004                       1.00                (0.09)               1.02              (0.11)
                        12/31/2003                       1.04                (0.28)               1.08              (0.32)
                        12/31/2002                       1.02                (0.18)               1.10              (0.26)
                        12/31/2001                       0.99                 0.05                1.02               0.02

Class B
                        6/30/2006                        0.79                 0.23                 n/a                n/a
                        12/31/2005                       0.79                 0.02                 n/a                n/a
                    03/05(a)-12/31/04                    0.76                 0.40                0.77               0.39

--------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------


(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The Portfolio  Turnover  including  dollar roll  transactions for JNL/Select
Balanced Fund is 142.02%.

(f) The ratio of expenses to average net assets does not include the impact of the underlying Funds' expenses.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                          $ 1.00           $ 0.02                $ -               $ 0.02
                        12/31/2005                           1.00             0.02                  -                 0.02
                        12/31/2004                           1.00             0.01                  -                 0.01
                        12/31/2003                           1.00             0.01                  -                 0.01
                        12/31/2002                           1.00             0.01                  -                 0.01
                        12/31/2001                           1.00             0.03                  -                 0.03

Class B
                        6/30/2006                            1.00             0.02              (0.02)                   -
                        12/31/2005                           1.00             0.02                  -                 0.02
                    03/05(a)-12/31/04                        1.00             0.01                  -                 0.01

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                           16.90             0.08               1.15                 1.23
                        12/31/2005                          16.71             0.17               1.20                 1.37
                        12/31/2004                          14.70             0.12               2.05                 2.17
                        12/31/2003                          10.97             0.11               3.71                 3.82
                    09/30(a)-12/31/02                       10.00             0.06               0.91                 0.97

Class B
                        6/30/2006                           16.91             0.09               1.15                 1.24
                        12/31/2005                          16.68             0.21               1.20                 1.41
                    03/05(a)-12/31/04                       15.47             0.11               1.31                 1.42

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                           19.44             0.07               0.06                 0.13
                        12/31/2005                          18.36             0.04               1.08                 1.12
                        12/31/2004                          16.77             0.08               1.58                 1.66
                        12/31/2003                          12.85             0.02               3.90                 3.92
                        12/31/2002                          16.78             0.01              (3.92)               (3.91)
                        12/31/2001                          18.74             0.02              (1.94)               (1.92)

Class B
                        6/30/2006                           19.50             0.09               0.06                 0.15
                        12/31/2005                          18.38             0.06               1.10                 1.16
                    03/05(a)-12/31/04                       17.44             0.08               0.93                 1.01

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                           29.64             0.08               0.26                 0.34
                        12/31/2005                          27.87            (0.07)              4.01                 3.94
                        12/31/2004                          24.89            (0.13)              4.61                 4.48
                        12/31/2003                          18.05            (0.12)              7.08                 6.96
                        12/31/2002                          23.12            (0.15)             (4.92)               (5.07)
                        12/31/2001                          23.47            (0.13)             (0.22)               (0.35)

Class B
                        6/30/2006                           29.76             0.11               0.26                 0.37
                        12/31/2005                          27.92             0.01               4.00                 4.01
                    03/05(a)-12/31/04                       26.20            (0.03)              3.25                 3.22

---------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                          $ (0.02)                 $ -              $ 1.00
                        12/31/2005                           (0.02)                   -                1.00
                        12/31/2004                           (0.01)                   -                1.00
                        12/31/2003                           (0.01)                   -                1.00
                        12/31/2002                           (0.01)                   -                1.00
                        12/31/2001                           (0.03)                   -                1.00

Class B
                        6/30/2006                                -                    -                1.00
                        12/31/2005                           (0.02)                   -                1.00
                    03/05(a)-12/31/04                        (0.01)                   -                1.00

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                -                    -               18.13
                        12/31/2005                           (0.20)               (0.98)              16.90
                        12/31/2004                           (0.06)               (0.10)              16.71
                        12/31/2003                           (0.03)               (0.06)              14.70
                    09/30(a)-12/31/02                            -                    -               10.97

Class B
                        6/30/2006                                -                    -               18.15
                        12/31/2005                           (0.20)               (0.98)              16.91
                    03/05(a)-12/31/04                        (0.11)               (0.10)              16.68

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                -                    -               19.57
                        12/31/2005                           (0.04)                   -               19.44
                        12/31/2004                           (0.07)                   -               18.36
                        12/31/2003                               -                    -               16.77
                        12/31/2002                           (0.02)                   -               12.85
                        12/31/2001                               -                (0.04)              16.78

Class B
                        6/30/2006                                -                    -               19.65
                        12/31/2005                           (0.04)                   -               19.50
                    03/05(a)-12/31/04                        (0.07)                   -               18.38

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                -                    -               29.98
                        12/31/2005                               -                (2.17)              29.64
                        12/31/2004                               -                (1.50)              27.87
                        12/31/2003                               -                (0.12)              24.89
                        12/31/2002                               -                    -               18.05
                        12/31/2001                               -                    -               23.12

Class B
                        6/30/2006                                -                    -               30.13
                        12/31/2005                               -                (2.17)              29.76
                    03/05(a)-12/31/04                            -                (1.50)              27.92

------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                                2.05 %          $ 258,378                      n/a
                        12/31/2005                               2.71              258,452                      n/a
                        12/31/2004                               0.78              237,815                      n/a
                        12/31/2003                               0.46              184,440                      n/a
                        12/31/2002                               1.07              214,520                      n/a
                        12/31/2001                               3.45              242,518                      n/a

Class B
                        6/30/2006                                2.15                  727                      n/a
                        12/31/2005                               2.91                  469                      n/a
                    03/05(a)-12/31/04                            0.91                   38                      n/a

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                7.28              375,943                    13.64
                        12/31/2005                               8.15              277,461                    29.04
                        12/31/2004                              14.77              154,283                   136.31
                        12/31/2003                              34.80               54,532                    16.19
                    09/30(a)-12/31/02                            9.70               18,004                     8.64

Class B
                        6/30/2006                                7.33                  185                    13.64
                        12/31/2005                               8.41                  158                    29.04
                    03/05(a)-12/31/04                            9.22                   27                   136.31

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                0.67              686,167                    23.68
                        12/31/2005                               6.09              732,553                    41.03
                        12/31/2004                               9.89              606,885                    36.69
                        12/31/2003                              30.54              474,046                    36.37
                        12/31/2002                             (23.33)             316,367                    46.16
                        12/31/2001                             (10.23)             474,105                    63.38

Class B
                        6/30/2006                                0.77                  223                    23.68
                        12/31/2005                               6.30                  193                    41.03
                    03/05(a)-12/31/04                            5.81                   24                    36.69

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                1.15              630,251                    19.62
                        12/31/2005                              14.10              623,382                    29.77
                        12/31/2004                              18.03              541,739                    34.02
                        12/31/2003                              38.60              379,541                    42.89
                        12/31/2002                             (21.93)             248,327                    42.22
                        12/31/2001                              (1.49)             366,028                    44.26

Class B
                        6/30/2006                                1.24                  301                    19.62
                        12/31/2005                              14.32                  276                    29.77
                    03/05(a)-12/31/04                           12.32                   33                    34.02

--------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                                0.58 %               4.14 %               n/a %              n/a %
                        12/31/2005                               0.60                 2.66                 n/a                n/a
                        12/31/2004                               0.61                 0.81                 n/a                n/a
                        12/31/2003                               0.69                 0.47                 n/a                n/a
                        12/31/2002                               0.69                 1.07                 n/a                n/a
                        12/31/2001                               0.69                 3.28                 n/a                n/a

Class B
                        6/30/2006                                0.39                 4.38                 n/a                n/a
                        12/31/2005                               0.40                 2.88                 n/a                n/a
                    03/05(a)-12/31/04                            0.40                 1.57                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                0.85                 1.31                 n/a                n/a
                        12/31/2005                               0.86                 1.41                 n/a                n/a
                        12/31/2004                               0.86                 1.50                 n/a                n/a
                        12/31/2003                               0.85                 1.81                0.88               1.78
                    09/30(a)-12/31/02                            0.85                 2.24                0.98               2.11

Class B
                        6/30/2006                                0.65                 1.51                 n/a                n/a
                        12/31/2005                               0.65                 1.62                 n/a                n/a
                    03/05(a)-12/31/04                            0.66                 1.73                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                0.90                 0.69                 n/a                n/a
                        12/31/2005                               0.91                 0.24                 n/a                n/a
                        12/31/2004                               0.92                 0.51                0.93               0.50
                        12/31/2003                               0.92                 0.14                0.95               0.11
                        12/31/2002                               0.92                 0.06                0.94               0.04
                        12/31/2001                               0.92                 0.12                0.92               0.12

Class B
                        6/30/2006                                0.70                 0.88                 n/a                n/a
                        12/31/2005                               0.70                 0.45                 n/a                n/a
                    03/05(a)-12/31/04                            0.73                 1.21                0.74               1.20

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                1.02                 0.53                 n/a                n/a
                        12/31/2005                               1.02                (0.32)                n/a                n/a
                        12/31/2004                               1.02                (0.55)               1.04              (0.57)
                        12/31/2003                               1.03                (0.60)               1.04              (0.61)
                        12/31/2002                               1.03                (0.67)               1.04              (0.68)
                        12/31/2001                               1.02                (0.56)               1.03              (0.57)

Class B
                        6/30/2006                                0.82                 0.71                 n/a                n/a
                        12/31/2005                               0.82                (0.12)                n/a                n/a
                    03/05(a)-12/31/04                            0.81                (0.24)               0.82              (0.25)

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST (6/30/06 - UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                        $ 13.93           $ 0.14             $ 0.63               $ 0.77
                        12/31/2005                         13.64             0.13               0.70                 0.83
                        12/31/2004                         11.92             0.12               1.68                 1.80
                        12/31/2003                          9.22             0.06               2.70                 2.76
                        12/31/2002                         11.11             0.09              (1.96)               (1.87)
                        12/31/2001                         11.14             0.08               0.01                 0.09

Class B
                         6/3/2006                          14.03             0.14               0.64                 0.78
                        12/31/2005                         13.69             0.17               0.71                 0.88
                    03/05(a)-12/31/04                      12.50             0.05               1.18                 1.23

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                           7.95             0.31              (0.11)                0.20
                        12/31/2005                          8.51             0.62              (0.48)                0.14
                        12/31/2004                          8.03             0.17               0.49                 0.66
                        12/31/2003                          6.98             0.75               1.05                 1.80
                        12/31/2002                          7.42             0.87              (0.44)                0.43
                        12/31/2001                          7.67             0.65              (0.24)                0.41

Class B
                        6/30/2006                           8.12             0.32              (0.11)                0.21
                        12/31/2005                          8.66             0.64              (0.48)                0.16
                    03/05(a)-12/31/04                       8.15             0.14               0.41                 0.55

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                          11.08             0.25              (0.33)               (0.08)
                        12/31/2005                         11.47             0.44              (0.14)                0.30
                        12/31/2004                         11.40             0.56               0.23                 0.79
                        12/31/2003                         10.63             0.49               0.95                 1.44
                        12/31/2002                         10.41             0.65               0.22                 0.87
                        12/31/2001                         10.37             0.68               0.01                 0.69

Class B
                        6/30/2006                          11.49             0.27              (0.34)               (0.07)
                        12/31/2005                         11.84             0.48              (0.14)                0.34
                    03/05(a)-12/31/04                      11.60             0.20               0.41                 0.61

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                          11.07             0.21              (0.39)               (0.18)
                        12/31/2005                         11.31             0.41              (0.14)                0.27
                        12/31/2004                         11.47             0.54              (0.10)                0.44
                        12/31/2003                         11.89             0.45              (0.31)                0.14
                        12/31/2002                         11.17             0.42               0.86                 1.28
                        12/31/2001                         10.96             0.50               0.25                 0.75

Class B
                        6/30/2006                          11.50             0.23              (0.42)               (0.19)
                        12/31/2005                         11.71             0.44              (0.14)                0.30
                    03/05(a)-12/31/04                      11.75             0.16               0.02                 0.18

---------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                              $ -                  $ -             $ 14.70
                        12/31/2005                           (0.11)               (0.43)              13.93
                        12/31/2004                           (0.08)                   -               13.64
                        12/31/2003                           (0.06)                   -               11.92
                        12/31/2002                               -                (0.02)               9.22
                        12/31/2001                           (0.08)               (0.04)              11.11

Class B
                         6/3/2006                                -                    -               14.81
                        12/31/2005                           (0.11)               (0.43)              14.03
                    03/05(a)-12/31/04                        (0.04)                   -               13.69

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                                -                    -                8.15
                        12/31/2005                           (0.62)               (0.08)               7.95
                        12/31/2004                           (0.18)                   -                8.51
                        12/31/2003                           (0.75)                   -                8.03
                        12/31/2002                           (0.87)                   -                6.98
                        12/31/2001                           (0.66)                   -                7.42

Class B
                        6/30/2006                                -                    -                8.33
                        12/31/2005                           (0.62)               (0.08)               8.12
                    03/05(a)-12/31/04                        (0.04)                   -                8.66

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                                -                    -               11.00
                        12/31/2005                           (0.48)               (0.21)              11.08
                        12/31/2004                           (0.53)               (0.19)              11.47
                        12/31/2003                           (0.52)               (0.15)              11.40
                        12/31/2002                           (0.65)                   -               10.63
                        12/31/2001                           (0.65)                   -               10.41

Class B
                        6/30/2006                                -                    -               11.42
                        12/31/2005                           (0.48)               (0.21)              11.49
                    03/05(a)-12/31/04                        (0.18)               (0.19)              11.84

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                                -                    -               10.89
                        12/31/2005                           (0.41)               (0.10)              11.07
                        12/31/2004                           (0.53)               (0.07)              11.31
                        12/31/2003                           (0.42)               (0.14)              11.47
                        12/31/2002                           (0.42)               (0.14)              11.89
                        12/31/2001                           (0.49)               (0.05)              11.17

Class B
                        6/30/2006                                -                    -               11.31
                        12/31/2005                           (0.41)               (0.10)              11.50
                    03/05(a)-12/31/04                        (0.15)               (0.07)              11.71

------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                                    5.53 %            $ 577,517                   18.05%
                        12/31/2005                                     6.07              544,901                    28.86
                        12/31/2004                                    15.12              485,126                    42.10
                        12/31/2003                                    29.97              404,470                    28.06
                        12/31/2002                                   (16.84)             220,106                    38.21
                        12/31/2001                                     0.78              216,408                    42.29

Class B
                         6/3/2006                                      5.56                  298                    18.05
                        12/31/2005                                     6.42                  281                    28.86
                    03/05(a)-12/31/04                                  9.87                   34                    42.10

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                                      2.52              291,728                    37.98
                        12/31/2005                                     1.69              276,421                    32.61
                        12/31/2004                                     8.22              284,949                   149.00
                        12/31/2003                                    25.79               19,464                    71.74
                        12/31/2002                                     5.76               17,079                    77.04
                        12/31/2001                                     5.33               20,220                    48.73

Class B
                        6/30/2006                                      2.59                  172                    37.98
                        12/31/2005                                     1.89                  214                    32.61
                    03/05(a)-12/31/04                                  6.84                   13                   149.00

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                                     (0.72)             390,059                    76.91    (f)
                        12/31/2005                                     2.62              338,943                    96.70    (f)
                        12/31/2004                                     6.91              236,706                    74.16    (f)
                        12/31/2003                                    13.53              197,923                    61.03
                        12/31/2002                                     8.38              125,881                    83.34
                        12/31/2001                                     6.71              123,310                    86.36

Class B
                        6/30/2006                                     (0.61)                 195                    76.91    (f)
                        12/31/2005                                     2.87                  171                    96.70    (f)
                    03/05(a)-12/31/04                                  5.20                    8                    74.16    (f)

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                                     (1.63)             221,937                    29.80    (f)
                        12/31/2005                                     2.45              214,590                    39.01    (f)
                        12/31/2004                                     3.85              197,863                    64.93    (f)
                        12/31/2003                                     1.18              257,274                    43.56
                        12/31/2002                                    11.47              304,265                    35.72
                        12/31/2001                                     6.92              226,275                    69.10

Class B
                        6/30/2006                                     (1.65)                 141                    29.80    (f)
                        12/31/2005                                     2.53                  121                    39.01    (f)
                    03/05(a)-12/31/04                                  1.54                   13                    64.93    (f)

---------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                               0.96 %               1.94 %               n/a %              n/a %
                        12/31/2005                              0.97                 1.08                 n/a                n/a
                        12/31/2004                              0.99                 1.01                1.01               0.99
                        12/31/2003                              1.00                 1.05                1.02               1.03
                        12/31/2002                              1.00                 0.97                1.02               0.95
                        12/31/2001                              1.00                 0.93                1.02               0.91

Class B
                         6/3/2006                               0.76                 2.21                 n/a                n/a
                        12/31/2005                              0.77                 1.28                 n/a                n/a
                    03/05(a)-12/31/04                           0.79                 1.51                0.80               1.50

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                               0.80                 7.52                 n/a                n/a
                        12/31/2005                              0.81                 7.39                 n/a                n/a
                        12/31/2004                              0.83                 6.97                 n/a                n/a
                        12/31/2003                              0.90                 8.47                 n/a                n/a
                        12/31/2002                              0.90                 8.88                 n/a                n/a
                        12/31/2001                              0.90                 8.54                 n/a                n/a

Class B
                        6/30/2006                               0.60                 7.68                 n/a                n/a
                        12/31/2005                              0.60                 7.60                 n/a                n/a
                    03/05(a)-12/31/04                           0.63                 7.20                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                               0.93                 4.91                 n/a                n/a
                        12/31/2005                              0.93                 4.44                 n/a                n/a
                        12/31/2004                              0.94                 4.63                 n/a                n/a
                        12/31/2003                              0.95                 5.03                 n/a                n/a
                        12/31/2002                              0.95                 6.22                 n/a                n/a
                        12/31/2001                              0.98 (e)             6.46                 n/a                n/a

Class B
                        6/30/2006                               0.73                 5.11                 n/a                n/a
                        12/31/2005                              0.73                 4.64                 n/a                n/a
                    03/05(a)-12/31/04                           0.72                 4.87                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                               0.79                 4.09                 n/a                n/a
                        12/31/2005                              0.79                 3.76                 n/a                n/a
                        12/31/2004                              0.79                 3.92                 n/a                n/a
                        12/31/2003                              0.78                 3.26                 n/a                n/a
                        12/31/2002                              0.78                 4.26                 n/a                n/a
                        12/31/2001                              0.82 (e)             5.09                 n/a                n/a

Class B
                        6/30/2006                               0.59                 4.30                 n/a                n/a
                        12/31/2005                              0.59                 3.96                 n/a                n/a
                    03/05(a)-12/31/04                           0.61                 4.22                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of net operating expenses for JNL/Western  Strategic Bond Fund and
JNL/Western   U.S.   Government  &  Quality  Bond  Fund  was  0.95%  and  0.79%,
respectively.

(f) The Portfolio  Turnover  including dollar roll  transactions for JNL/Western
Strategic  Bond Fund and  JNL/Western  U.S.  Government  & Quality  Bond Fund on
06/30/06  was 295.53% and 262.56%,  on 12/31/05 was 453.07% and 487.30%,  and on
12/31/04 was 422.85% and 643.06%, respectively.


This Supplement is dated December 29, 2006.

               SUPPLEMENT DATED DECEMBER 29, 2006 TO THE STATEMENT
                   OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 16, 2007.

PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/WESTERN HIGH YIELD BOND FUND" TO "JNL/WESTERN ASSET HIGH YIELD BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/WESTERN STRATEGIC BOND FUND" TO "JNL/WESTERN ASSET STRATEGIC BOND FUND."

PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND" TO "JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND."


PLEASE CHANGE ALL REFERENCES IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE "JNL/PUTNAM VALUE EQUITY FUND" TO "JNL/PPM AMERICA VALUE EQUITY FUND."


ON PAGE 2, PLEASE DELETE THE PARAGRAPH ENTITLED "BORROWING AND LENDING" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that JNL/AIM Small Cap Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/Franklin Templeton Small Cap Value Fund and JNL/Goldman Sachs Mid Cap Value Fund each may borrow up to 33 1/3% of its total assets. However, the JNL/Franklin Templeton Global Growth Fund may only borrow up to 10% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets. Notwithstanding the foregoing, the JNL/Credit Suisse Long/Short Fund may pledge up to 60% of its net assets as collateral to secure the short sales inherent in its investment strategy. The JNL/Lazard Emerging Markets Fund and the JNL/Credit Suisse Long/Short Fund may borrow for investment purposes to the extent permitted under the 1940 Act.


ON PAGE 18, PLEASE DELETE THE FIRST FULL PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions. The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds' "Pricing Committee" as well as the Sub-Advisers. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

ON PAGE 23, PLEASE DELETE THE PARAGRAPH ENTITLED "TRADE CLAIMS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

TRADE CLAIMS. The JNL/Franklin Templeton Small Cap Value Fund and JNL/Franklin Templeton Mutual Shares Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

BEGINNING ON PAGE 32, UNDER THE SECTION ENTITLED "INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS", PARAGRAPHS (1), (4) AND (9) SHOULD BE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:


     (1) Each Fund, except the JNL/Franklin Templeton Founding Strategy Fund, JNL/PIMCO Real Return Fund, JNL/S&P Managed Growth Fund, JNL/S&P
          Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, JNL/S&P Growth Retirement Strategy Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.


     (4) The JNL/Franklin Templeton Small Cap Value Fund, the JNL/Franklin Templeton Global Growth Fund and the JNL/Franklin Templeton Mutual Shares Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.


     (9) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund and JNL/Goldman Sachs Mid Cap Value Fund) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Goldman Sachs Mid Cap Value Fund) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated. This policy does not apply to the JNL/Lazard Emerging Markets Fund.


IN THE SUB-SECTION ENTITLED "OPERATING POLICIES", BEGINNING ON PAGE 33, PLEASE ADD THE FOLLOWING PARAGRAPH AFTER (A):

     (b)  The  Fund  of  Funds  will  look  through  to  the  investment  of the
          Underlying   Funds   for   purposes   of   determining   concentration
          limitations.



IN THE SUB-SECTION ENTITLED "OPERATING POLICIES", BEGINNING ON PAGE 33, PLEASE ADD THE FOLLOWING:

FOR JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND:


     (a) The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).


     (b) The Fund may not invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.


     (c) The Fund may not pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.


FOR THE JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND:


     (a)  The Fund may invest up to 35% of its assets in foreign securities.


     (b) The Fund may invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.


     (c) The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer, or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.


FOR JNL/PPM AMERICA VALUE EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


IN THE SUB-SECTION ENTITLED "OPERATING POLICIES", FOR THE JNL/PIMCO TOTAL RETURN BOND BUND ON PAGE 38, PLEASE DELETE THE SECTION IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities. For the purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the allowable fixed income instruments.

     (b) The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality.

     (c) The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

     (d) The Fund may invest up to 10% of its total assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

     (f) The Fund may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


ON PAGE 45, UNDER THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST", THE THIRD PARAGRAPH AND THE TABLES THAT FOLLOW SHOULD BE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (61 portfolios), JNL Investors Series Trust (6 portfolios), JNL Variable Fund LLC (18 portfolios), and JNLNY Variable Fund I LLC (7 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.

-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                        THE FUND COMPLEX   OTHER
                                 CURRENT       LENGTH OF                                OVERSEEN BY THE    TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) & ADDRESS  POSITION      TIME SERVED  PRINCIPAL OCCUPATION FOR    TRUSTEE            HELD BY THE
                                 WITH TRUST                 THE PAST 5 YEARS                               TRUSTEE
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Robert A. Fritts (57)*           Trustee**     8/97 to      Senior Vice President              92                None
1 Corporate Way                                present      (9/03 to present) and
Lansing, MI 48951                                           Controller of Jackson
                                 President     12/02 to     National Life Insurance
                                 and Chief     present      Company (9/82 to
                                 Executive                  present); Vice President
                                 Officer                    and Controller of Jackson
                                                            National Life
                                                            Insurance Company
                                                            (8/82 to 8/03);
                                                            Trustee or Manager,
                                                            and (since 12/02)
                                                            President and Chief
                                                            Executive Officer,
                                                            of each other
                                                            investment company
                                                            in the Fund Complex.
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
----------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Michael Bouchard (50)            Trustee**     12/03 to     Sheriff, Oakland County,           92                None
1 Corporate Way                                present      Michigan (1/99 to
Lansing, MI 48951                                           present); Senator - State
                               of Michigan (1991 -
                                1999); Chairman -
                               Financial Services
                                                            Committee (1/95 to 1/99)
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Dominic D'Annunzio (68)          Chairman of   2/04 to      Acting Commissioner of             92                None
1 Corporate Way                  the Board**   present      Insurance for the State
Lansing, MI 48951                                           of Michigan (1/90 to
                                 Trustee**                  5/90); (8/97 to 5/98)
                                               2/02 to
                                               present
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Michelle Engler (48)             Trustee**     12/03 to     Attorney (1983 to                  92            Director of
1 Corporate Way                                present      present); First Lady of                          Federal Home
Lansing, MI 48951                                           the State of Michigan                           Loan Mortgage
                                                            (1990 to 2002); Michigan                         Corporation
                                                            Community Service Chair
                                 (1991 to 2000)
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Joseph Frauenheim (71)           Trustee**     12/94 to     Consultant (Banking)               92                None
1 Corporate Way                                present
Lansing, MI 48951

-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------
Richard McLellan (63)            Trustee**     12/94 to     Member, Dykema Gossett             92                None
1 Corporate Way                                present      PLLC (Law Firm)
Lansing, MI 48951

-------------------------------- ------------- ------------ --------------------------- ------------------ -----------------


* Mr. Fritts is an "interested person" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.
** The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                        THE FUND COMPLEX   OTHER
                                 CURRENT        LENGTH OF                               OVERSEEN BY THE    TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) & ADDRESS  POSITION       TIME        PRINCIPAL OCCUPATION FOR    TRUSTEE            HELD BY THE
                                 WITH TRUST     SERVED      THE PAST 5 YEARS                               TRUSTEE
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

Mark D. Nerud (40) (1)           Vice           8/97 to     Chief Financial Officer      Not Applicable     Not Applicable
1 Corporate Way                  President      present     of the Adviser (11/00 to
Lansing, MI 48951                                           present) and Managing
                                 Treasurer      12/02 to    Board Member of the
                                 and Chief      present     Adviser (11/00 to 11/03);
                                 Financial                  Vice President,
                                 Officer                    Treasurer, and Chief

                              Financial Officer of
                                                            other Investment
                                                            Companies advised by the
                                                            Adviser; Vice President -
                                                            Fund Accounting &
                                                            Administration of Jackson
                                                            National Life Insurance
                                                            Company (1/00 to present)
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

Susan S. Rhee (34)               Vice           2/04 to     Secretary of the Adviser     Not Applicable     Not Applicable
1 Corporate Way                  President,     present     (11/00 to present); Vice
Lansing, MI 48951                Counsel and                President, Counsel, and
                                 Secretary                  Secretary of other
                                                            Investment Companies
                                                            advised by the Adviser;
                                                            Assistant Vice President
                                                            of Jackson National Life
                                                            Insurance Company (8/03
                                                            to present); Associate
                                                            General Counsel of
                                                            Jackson National Life
                                                            Insurance Company (7/01
                                                            to present); Senior
                                                            Attorney of Jackson
                                                            National Life Insurance
                                                            Company (1/00 to 7/01)

-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

Steven J. Fredricks (36)         Chief          1/05 to     Chief Compliance Officer     Not Applicable     Not Applicable
1 Corporate Way                  Compliance     present     of the Adviser and other
Lansing, MI 48951                Officer                    Investment Companies
                                                            advised by the
                                                            Adviser (1/05 to
                                                            present); Attorney
                                                            of Jackson National
                                                            Life Insurance
                                                            Company (2/02 to
                                                            1/05); Contract
                                                            Attorney, Godfrey &
                                                            Kahn, S.C. (2001 -
                                                            2002); Assistant
                                                            General Counsel, Aid
                                                            Association for
                                                            Lutherans (1997 to
                                                            2001)

-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

Daniel W. Koors (36) (2)         Assistant      9/06 to     Assistant Treasurer of       Not Applicable     Not Applicable
1 Corporate Way                  Treasurer      present     other Investment
Lansing, MI 48951                                           Companies advised by the
                                                            Adviser (9/06 to
                                                            presient); Assistant
                                                            Vice President of
                                                            Jackson National
                                                            Life Insurance
                                                            Company (9/06 to
                                                            present); Partner of
                                                            Deloitte & Touche
                                                            LLP (2003 to June
                                                            2006); Senior
                                                            Manager of Deloitte
                                                            & Touche LLP (2000
                                                            to 2003)

-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------
-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

William V. Simon (36)            Vice           12/06 to    Vice President and           Not Applicable     Not Applicable
1 Corporate Way                  President      present     Assistant Treasurer of
Lansing, MI 48951                and                        other Investment
                                 Assistant                  Companies advised by the
                                 Treasurer                  Adviser (12/06 to
                                                            present); Assistant Vice
                                                            President of Jackson
                                                            National Life Insurance
                                                            Company (7/04 to
                                                            present); Director of
                                                            Jackson National Life
                                                            Insurance Company (8/00
                                                            to 7/04)

-------------------------------- -------------- ----------- --------------------------- ------------------ -----------------

(1) Mr. Nerud has been elected  President  of the Trust  effective  December 12,
2006.
(2) Mr. Koors has been elected Vice President, Chief Financial Officer and Treasurer of the Trust effective December 12, 2006.


ON PAGE 50, UNDER THE SECTION ENTITLED "TRUSTEE COMPENSATION", PLEASE DELETE THE TABLE IN ITS ENTIRETY (WITH FOOTNOTES) AND REPLACE IT WITH THE FOLLOWING:

For the fiscal year ended December 31, 2005, the disinterested Trustees and the Trust's Chief Compliance Officer ("CCO") received the following fees for service as Trustee and CCO, respectively:


------------------------------- -------------------- ----------------------- -------------------- -------------------

                                                                                                        TOTAL
                                                     PENSION OR RETIREMENT                        COMPENSATION FROM
                                     AGGREGATE        BENEFITS ACCRUED AS     ESTIMATED ANNUAL      TRUST AND FROM
                                   COMPENSATION             PART OF             BENEFITS UPON        FUND COMPLEX
TRUSTEE                           FROM TRUST (1)         TRUST EXPENSES          RETIREMENT

------------------------------- -------------------- ----------------------- -------------------- -------------------
------------------------------- -------------------- ----------------------- -------------------- -------------------

Michael Bouchard                      $45,954                   $0                   $0                $60,000

------------------------------- -------------------- ----------------------- -------------------- -------------------
------------------------------- -------------------- ----------------------- -------------------- -------------------

Dominic D'Annunzio                    $55,528                   $0                   $0                $72,500 (2)

------------------------------- -------------------- ----------------------- -------------------- -------------------
------------------------------- -------------------- ----------------------- -------------------- -------------------

Michelle Engler                       $45,954                   $0                   $0                $60,000

------------------------------- -------------------- ----------------------- -------------------- -------------------
------------------------------- -------------------- ----------------------- -------------------- -------------------

Joseph Frauenheim (3)                 $53,613                   $0                   $0                $70,000

------------------------------- -------------------- ----------------------- -------------------- -------------------
------------------------------- -------------------- ----------------------- -------------------- -------------------

Richard McLellan                      $49,783                   $0                   $0                $65,000

------------------------------- -------------------- ----------------------- -------------------- -------------------
------------------------------- -------------------- ----------------------- -------------------- -------------------

Steven J. Fredricks (4)               $95,668                   $0                   $0                $124,910

------------------------------- -------------------- ----------------------- -------------------- -------------------


(1) The fees paid to the Independent Trustees are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.
(2) Mr. D'Annunzio deferred $36,250 of his total compensation from the Fund Complex, pursuant to a deferred compensation plan, adopted by the Board of Trustees.
(3) Mr. Frauenheim will retire as Trustee effective January 1, 2007.
(4) Mr. Fredricks' compensation is paid by the Trust for his duties as the Chief Compliance Officer of the Fund Complex.


UNDER THE SUB-SECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" BEGINNING ON PAGE 62, PLEASE ADD THE FOLLOWING:


CREDIT SUISSE ASSET MANAGEMENT, LLC


     Credit Suisse Asset Management, LLC ("Credit Suisse"), located at 466 Lexington Avenue, New York, New York 10017 is the Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of June 30, 2006, the asset management business of Credit Suisse had approximately $502 billion in assets under management. Credit Suisse is compensated directly by the Adviser and not by the Fund.

In connection with Credit Suisse's service as Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund, Credit Suisse Asset Management Limited ("Credit Suisse London") will provide investment advisory and portfolio management advice to all or that portion of the Fund's assets designated by Credit Suisse from time to time. Credit Suisse London is compensated by Credit Suisse at no additional expense to the Trust. Credit Suisse London is located at One Cabot Square, London, UK E14 4QJ.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Credit Suisse's compensation to the portfolio managers includes both a fixed base salary component and bonus component. For certain portfolio managers, part of the bonus component is discretionary and generally is determined by considering various factors, such as the assets held in the Fund and other accounts managed by a portfolio manager, business growth, teamwork, management, corporate citizenship, etc. The other part of the bonus generally is determined by the pre-tax investment performance of products, including the portion of the Fund allocated to Credit Suisse, for which the portfolio manager is responsible. Credit Suisse considers both the short-term (generally one year) and long-term (generally three years) performance of a portfolio manager relative to selected benchmarks as follows:

-------------------------------- ------------------------------ -----------------------------------
Portfolio Manager                Benchmark(s)                   Peer Group
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Neil Gregson                     MSCI Eastern Europe            Lipper Hindsight LUX Eastern
                                 MSCI Emerging Europe           Europe
                                 FT Gold Mines Index            Lipper Hindsight Global Emerging
                                 MSCI Global Emerging Markets   Markets
                                 MSCI Weighted sub-sectors      Lipper Emerging Markets Fund
                                                                Lipper Precious Metals
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
William Weng                     S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Todd Jablonski                   S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------

For other portfolio managers, the discretionary bonus is not tied by formula to the performance of any fund or account. For those portfolio managers, the factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc. Joseph Cherian is the only portfolio manager whose discretionary bonus is not tied by formula to the performance of any fund or account.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, portfolio managers participate in Credit Suisse's profit sharing and 401(k) plans.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

JNL/Credit Suisse Long/Short Fund


                                                                       Number Of                    Total
                                                                        ACCOUNTS                ASSETS ($MIL)
Joseph Cherian
registered investment companies: .......................                   2                     $11.4 Million
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   2                        $536.7
                                                                 -----------------------    ------------------------

                                                                       Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
William Weng
registered investment companies: .......................                   1                        $11,094
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   2                       $537,254
                                                                 -----------------------    ------------------------

                                                                       Number Of                     Total
Todd Jablonski                                                          ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   1                        $11,094
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   2                     $537,254.106
                                                                 -----------------------    ------------------------

JNL/Credit Suisse Global Natural Resources Fund
                                                                       Number Of                     Total
Jay Bhutani                                                             ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   2                       $559,518
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

                                                                       Number Of                     Total
Neil Gregson                                                            ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   4                       $414,000
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   3                       $560,000
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST


It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Funds' investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities between the Funds and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Funds and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Funds. Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.


If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse's fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse's affiliates and accounts in which Credit Suisse's officers, directors, agents, employees or affiliates own interests. Applicant may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS

------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
      PORTFOLIO MANAGER         NONE    $1-         $10,001-     $50,001-       $100,001-       $500,001-       OVER
                                        $10,000     $50,000      $100,000       $500,000        $1,000,000      $1,000,000
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Jay Bhutani                       X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Neil Gregson                      X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Joseph Cherian                    X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
William Weng                      X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Todd Jablonski                    X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------


FRANKLIN MUTUAL ADVISERS, LLC


     Franklin Mutual Advisers, LLC ("Franklin Mutual"), located at 101 John F. Kennedy Parkway, Short Hills, New Jersey, 07078, serves as sub-adviser to the JNL/Franklin Templeton Mutual Shares Fund. Franklin Mutual is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Franklin Mutual seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY. Each portfolio manager is paid a base salary.

          ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          >> INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          >> NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

          >> RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

                                                                      Number Of                     Total
Peter A. Langerman                                                     ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   2                        $19,578
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   2                        $2,136
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

                                                                       Number Of                     Total
Deborah A. Turner                                                       ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   2                        $19,578
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   1                         $76.2
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------


                                                                        Number
                                                                        Of Total
                                                                        ACCOUNTS
                                                                        ASSETS
F. David Segal                                                           ($MIL)
registered investment companies: .......................                   4                        $28,863
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   2                         $323
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST


The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.


The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.


Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics ("Code") which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest. The Code provides that a conflict of interest is any circumstance where an individual's personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the "Company"). The Code provides that all officers, directors, employees and temporary employees (each, a "Covered Person") of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties. The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.


The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
      PORTFOLIO MANAGER         NONE    $1-         $10,001-     $50,001-       $100,001-      $500,001-        OVER
                                        $10,000     $50,0000     $100,000       $500,000       $1,000,000       $1,000,000
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Peter A. Langerman                X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Deborah A. Turner                 X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
F. David Segal                    X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------


JACKSON NATIONAL ASSET MANAGEMENT, LLC


     Jackson National Asset Management, LLC ("JNAM"), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL/Franklin Templeton Founding Strategy Fund. JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Assets of JNL/Franklin Templeton Founding Strategy Fund ("Fund") are invested in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis (approximately 33 1/3%). JNAM manages the Fund according to those narrow asset allocation limits. In this context, the term "portfolio manager" refers to oversight of the asset allocation process, and portfolio managers perform primarily a technical, systems oversight role, insuring the proper pre-determined asset allocation in the Underlying Funds. Due to the reality that the Fund's portfolio managers do not perform any special tasks beyond their usual day-to-day functions as employees of the investment adviser and administrator to the Fund, do not perform extensive investment research and analysis on the Underlying Funds, and should not be considered portfolio managers beyond the most technical definition of the phrase "portfolio managers," there is no special compensation arrangement for the portfolio managers. The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.


Jackson's policy is to reward professional staff according to competitive industry scales, personal effort and performance. This is accomplished throughout three primary compensation elements: Base salary, annual bonus, and Jackson's long-term incentive program (LTIP). Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors. The Jackson LTIP program is based on the overall performance of the operations of Jackson and other U.S. based affiliates. To help in retaining its investment professionals, the Jackson LTIP has a four-year cliff vesting. The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

                                                                      Number Of                     Total
Mark D. Nerud                                                          ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

                                                                      Number Of                     Total
William V. Simo                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

                                                                       Number Of                     Total
Daniel W. Koors                                                         ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

As discussed herein, the Fund is invested in the Underlying Funds according a pre-determined allocation (approximately 33 1/3%) in the Underlying Funds. Daily cash flows will require the allocation of Fund assets among the Underlying Funds. Consequently, the portfolio managers may have access to purchase and sale information related to the Underlying Funds, which may create a conflict of interest should the portfolio managers attempt to trade in shares of the Underlying Funds. Shares of the Fund and the Underlying Funds may only be acquired through the Jackson variable contracts. Pursuant to JNAM's and the Funds' Code of Ethics, purchases and sales of JNL variable contracts must be reported by all "Access Persons," including the portfolio managers, and consequently, all transactions in the Fund and Underlying Funds are monitored for compliance with the Code of Ethics. In addition, JNAM and the Funds have adopted certain compliance policies and procedures, which are reasonably designed to maintain compliance with federal and state regulatory requirements, and to prevent conflicts of interests. However, there is no guarantee that such policies and policies and procedures will detect every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
       PORTFOLIO MANAGER           NONE    $1-         $10,001-      $50,001-      $100,001-       $500,001-       OVER
                                           $10,000     $50,000       $100,000      $500,000        $1,000,000      $1,000,000
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Mark D. Nerud                        X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
William V. Simon                     X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Daniel W. Koors                      X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------


PPM AMERICA, INC.


     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL/PPM America Value Equity Fund. PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

PPM considers compensation critical to the retention of high quality investment professionals. PPM's policy is to reward professional staff according to competitive industry scales, personal effort and performance. This is accomplished throughout three primary compensation elements: Base salary, annual bonus, and PPM's long-term incentive program (LTIP). Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors. Annual bonus is calculated for investment professionals based primarily on the results they achieve for their clients, and the PPM LTIP program is based on the overall performance of the operations of PPM and other U.S. based affiliates. To help in retaining its investment professionals, the PPM LTIP has a four-year cliff vesting. The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of June 30, 2006:


PPM Equity Team:                                                       Number Of                     Total
Richard Brody, Jeffrey Moran, Sam Ye, Alford Zick                       ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   9                    $2,646,820,840
                                                                 -----------------------    ------------------------
other accounts:.........................................                   12                   $3,856,741,200
                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

PPM is not aware of any material conflicts of interest that may arise in connection with its management of the Fund's investments and the investments of its other accounts.

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the PPM Equity Team are managed using the same or substantially similar investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, and allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to allocate securities that are expected to increase in value to preferred accounts, including those of clients affiliated with PPM. Also, the Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of client managed by PPM. PPM seeks to manage such potential conflicts by through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.


Also, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge and timing and potential market impact of trades placed on behalf of clients, as well as current or potential investment opportunities under consideration. While the Fund and PPM have adopted a variety of procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.


As noted above, PPM and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
      PORTFOLIO MANAGER         NONE    $1-         $10,001-      $50,001-      $100,001-      $500,001-        OVER
      (PPM EQUITY TEAM)                 $10,000     $50,000       $100,000      $500,000       $1,000,000       $1,000,000
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Richard Brody                     X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Jeffrey Moran                     X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Sam Ye                            X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------
Alford Zick                       X
------------------------------ -------- ----------- ------------ ------------- --------------- --------------- --------------

TEMPLETON GLOBAL ADVISORS LIMITED


     Templeton Global Advisors Limited ("Global Advisors"), located at Lyford Cay, Nassau, Bahamas, serves as sub-adviser to the JNL/Franklin Templeton Global Growth Fund. Global Advisors is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Global Advisors seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY. Each portfolio manager is paid a base salary.

          ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          >> INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          >> NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

          >> RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of December 31, 2005:

                                                                       Number Of                     Total
Murdo Murchison, CFA                                                    ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   7                        $58,939
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   6                        $13,255
                                                                 -----------------------    ------------------------
other accounts:.........................................                   7                        $1,509
                                                                 -----------------------    ------------------------

                                                                        Number Of                     Total
Jeffrey A. Everett, CFA                                                  ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   11                       $60,879
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   11                       $11,922
                                                                 -----------------------    ------------------------
other accounts:.........................................                   8                         $617
                                                                 -----------------------    ------------------------

                                                                        Number Of                     Total
Lisa F. Myers, CFA                                                       ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   1                        $58,778
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   8                         $109
                                                                 -----------------------    ------------------------
other accounts:.........................................                   20                       $4,916
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.


Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics ("Code") which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest. The Code provides that a conflict of interest is any circumstance where an individual's personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the "Company"). The Code provides that all officers, directors, employees and temporary employees (each, a "Covered Person") of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties. The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.


The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)

--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
       PORTFOLIO MANAGER           NONE    $1-          $10,001-    $50,001-        $100,001-       $500,001-       OVER
                                           $10,000      $50,0000    $100,000        $500,000        $1,000,000      $1,000,000
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Murdo Murchison, CFA                 X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Jeffrey A. Everett, CFA              X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------
Lisa F. Myers, CFA                   X
--------------------------------- -------- ----------- ------------ -------------- --------------- -------------- --------------


ON PAGE 92, PLEASE DELETE IN ITS ENTIRETY THE SECOND PARAGRAPH ON THE PAGE AND REPLACE IT WITH THE FOLLOWING:


     Mellon Capital Management Corporation ("Mellon Capital"), located at 595 Market Street, Suite 3000, San Francisco, California 94105, serves as sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and to the JNL/Mellon Capital Management Bond Index Fund. Mellon Capital also serves as co-sub-adviser to the JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Growth Retirement Strategy Fund, and JNL/S&P Moderate Growth Retirement Strategy. Mellon Capital Management Corporation is a wholly-owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.



ON PAGE 94, PLEASE ADD THE FOLLOWING TABLES UNDER THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

JNL/S&P Moderate Retirement Strategy Fund

                                                                       Number Of                     Total
Susan Ellison, Richard Brown, Karen Wong                                ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   13                       $4,665
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                  703                       $56,591
                                                                 -----------------------    ------------------------
other accounts:.........................................                   30                       $18,708
                                                                 -----------------------    ------------------------

JNL/S&P Moderate Growth Retirement Strategy Fund

                                                                       Number Of                     Total
Susan Ellison, Richard Brown, Karen Wong                                ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   13                       $4,665
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                  703                       $56,591
                                                                 -----------------------    ------------------------
other accounts:.........................................                   30                       $18,708
                                                                 -----------------------    ------------------------


JNL/S&P Growth Retirement Strategy Fund

                                                                       Number Of                     Total
Susan Ellison, Richard Brown, Karen Wong                                ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   13                       $4,665
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                  703                       $56,591
                                                                 -----------------------    ------------------------
other accounts:.........................................                   30                       $18,708
                                                                 -----------------------    ------------------------


ON PAGE 97, PLEASE DELETE IN ITS ENTIRETY THE FIRST FULL PARAGRAPH ON THE PAGE AND REPLACE IT WITH THE FOLLOWING:

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-adviser to the JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holding Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH and 74.47% by Allianz Aktiengesellschaft. Allianz-Argos 6 Vermogensverwaltungsgesellschaft is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company.


ON PAGE 97, PLEASE DELETE IN ITS ENTIRETY THE SECTION ENTITLED "PORTFOLIO MANAGER COMPENSATION", AND REPLACE IT WITH THE FOLLOWING:

PORTFOLIO MANAGER COMPENSATION

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In  addition,   the  following   non-exclusive  list  of  qualitative   criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     o 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;
     o Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     o    Amount and nature of assets managed by the portfolio manager;
     o Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     o Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     o Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     o    Contributions to asset retention, gathering and client satisfaction;
     o    Contributions to mentoring, coaching and/or supervising; and
     o    Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


ON PAGE 100, PLEASE DELETE IN ITS ENTIRETY THE SECTION ENTITLED "CONFLICTS OF INTEREST", AND REPLACE IT WITH THE FOLLOWING:

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.


ON PAGE 114, PLEASE DELETE IN ITS ENTIRETY THE LAST PARAGRAPH ON THE PAGE AND REPLACE IT WITH THE FOLLOWING:

     Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund. SPIAS is co-sub-adviser with Mellon Capital Management Corporation for the following funds: JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.


ADD THE FOLLOWING FUNDS TO THE CHART BEGINNING ON PAGE 122:

                             FUND                                               ASSETS                        FEES

  JNL/Credit Suisse Global Natural Resources Fund......        $0 to $100 million......................      .45%
                                                               $100 million to $300 million............      .40%
                                                               Over $300 million.......................      .35%

  JNL/Credit Suisse Long/Short Fund....................        $0 to $150 million......................      .60%
                                                               $150 million to $300 million............      .55%
                                                               Over $300 million.......................      .50%


  JNL/Franklin Templeton Global Growth Fund............        $0 to $50 million.......................     .625%
                                                               $50 million to $200 million.............     .465%
                                                               $200 million to $500 million............     .375%
                                                               Over $500 million.......................     .350%

  JNL/Franklin Templeton Mutual Shares Fund............        All Assets                                    .51%
  JNL/PIMCO Real Return Fund...........................        All Assets                                    .25%
  JNL/PPM America Value Equity Fund....................        $0 to $150 million......................      .25%
                                                               $150 million to $300 million............      .20%
                                                               Over $300 million.......................      .17%

  JNL/S&P Disciplined Moderate Fund*...................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Disciplined Moderate Growth Fund*............        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Disciplined Growth Fund*.....................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Moderate Retirement Strategy Fund*...........        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Moderate Growth Retirement Strategy Fund*....        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Growth Retirement Strategy Fund*.............        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Moderate Retirement Strategy Fund****........        $0 to $100 million......................      .06%
                                                               $100 million to $750 million............      .03%
                                                               Over $750 million.......................      .015%

  JNL/S&P Moderate Growth Retirement Strategy Fund****.        $0 to $100 million......................      .06%
                                                               $100 million to $750 million............      .03%
                                                               Over $750 million.......................      .015%

  JNL/S&P Growth Retirement Strategy Fund****..........        $0 to $100 million......................      .06%
                                                               $100 million to $750 million............      .03%
                                                               Over $750 million.......................      .015%

**** These sub-advisory fees are paid to Mellon Capital Management Corporation.

ON PAGE 127, PLEASE DELETE THE PARAGRAPH ENTITLED "ADMINISTRATIVE FEE" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:


ADMINISTRATIVE FEE. Each Fund, except the JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/JPMorgan International Equity Fund and the JNL/S&P Funds, pays to the JNAM L.L.C. (the Administrator) an Administrative Fee of 0.10% of the average daily net assets of the Fund. Each of the following Funds pays an Administrative Fee of 0.15%: JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, and the JNL/JPMorgan International Equity Fund. The JNL/S&P Funds (except the JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy) pay an Administrative Fee of 0.05%. The JNL/S&P Moderate Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, and JNL/S&P Growth Retirement Strategy pay an Administrative Fee of 0.10%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2003, December 31, 2004 and December 31, 2005, were $5,453,968, $8,059,419 and $10,079,000, respectively.



ON PAGE 127, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "CUSTODIAN AND TRANSFER AGENT" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, The custodian is an affiliate of Mellon Capital Management Corporation.


ON PAGE 128, PLEASE DELETE THE PARAGRAPH ENTITLED "THE DISTRIBUTOR" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE DISTRIBUTOR. Jackson National Life Distributors LLC (the "Distributors" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on August 30, 2006.


ON PAGE 139, PLEASE DELETE THE FIRST PARAGRAPH ENTITLED "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Trustees has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Trustees on such conflicts.



ON PAGE 140, PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE SECTION ENTITLED "I. INTRODUCTION":

Certain of the Funds underlie variable products sponsored by Jackson National Life Insurance Company, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain "Qualified Retirement Plans." Certain of the Funds are sold as retail mutual funds.


ON PAGE 140, PLEASE DELETE THE FIRST PARAGRAPH IN THE SECTION ENTITLED "II. STATEMENT OF POLICY" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

JNAM, the Distributor, and the Funds' Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds' portfolio holdings. In adopting these policies and procedures, the Funds' Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders. The procedures are designed to control the disclosure of Fund portfolio information. These policies and procedures are intended to balance the interests of the Funds' shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.



ON PAGE 148, THE SECTION ENTITLED "FINANCIAL STATEMENTS" SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                              FINANCIAL STATEMENTS

The unaudited financial statements of the JNL Series Trust for the period ended June 30, 2006 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Semi-Annual Report to shareholders. The Semi-Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

This Supplement is dated December 29, 2006.

(To be used with V3180 Rev. 05/06)

                                                          V_____________ ___/06

                       CREDIT SUISSE ASSET MANAGEMENT, LLC
                               CREDIT SUISSE FUNDS

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                         CREDIT SUISSE CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

Introduction

     Credit Suisse Asset Management, LLC ("Credit Suisse") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires Credit Suisse to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

     The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value. Policy

     The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse's clients. The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies. The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

     The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse's clients.

     For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

     Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

     Credit Suisse is the part of the asset management business of Credit Suisse one of the world's leading banks. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of Credit Suisse's clients in connection with any proxy issue. In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter. Consent

     In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

Credit Suisse is required to maintain in an easily accessible place for five years all records relating to proxy voting.

     These records include the following:

     o    a copy of the Policy;
     o a copy of each proxy statement received on behalf of Credit Suisse clients;
     o    a record of each vote cast on behalf of Credit Suisse clients;
     o a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
     o    a copy of each  written  request  by a client for  information  on how


Credit Suisse voted proxies, as well as a copy of any written response. Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

Disclosure

Credit Suisse will describe the Policy to each client. Upon request, Credit Suisse will provide any client with a copy of the Policy. Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes. ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law. Procedures

The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

Operational Items

Adjourn Meeting

     Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements

     Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws

     Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting

     Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

     Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

Voting on Director Nominees in Uncontested Elections

     Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting

     Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection

     Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Filling Vacancies/Removal of Directors

     Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

     Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or
     (4) established governance guidelines.

Majority of Independent Directors

     Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits

     Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests

Voting on Director Nominees in Contested Elections

     Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent

     Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting

     Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

Cumulative Voting

     Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

     Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent

     Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills (Shareholder Rights Plans)

     Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders' Ability to Act by Written Consent

     Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders' Ability to Call Special Meetings

     Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements

     Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis. Merger and Corporate Restructuring

Appraisal Rights

     Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

     Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

Asset Sales

     Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

Conversion of Securities

     Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

     Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account:
     (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures

     Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure;
     (5) conflicts of interest; (6) other alternatives;  (7) noncompletion risk;
     (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

     Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private  Placements

     Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans

     Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization

     Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion;
     (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

     Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

     Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization  Proposals

     Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

Adjustments to Par Value of Common Stock

     Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

Common Stock  Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

     Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

     Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive  Rights

     Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred  Stock

     Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of
     shareholder    returns.

Recapitalization

     Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion;
     (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

     Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share  Repurchase Programs

     Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock  Distributions:  Splits  and  Dividends

     Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock

     Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

Executive and Director Compensation

     Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

     Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans

     Generally  vote  against   retirement  plans  for  nonemployee   directors.
     Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

     Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following:
     (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value;
     (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals

     Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

     Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

     Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

     Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals

     Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing

     Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes

     Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 17, 2006

42369-1
                          FRANKLIN MUTUAL ADVISORS, LLC

                       PROXY VOTING POLICIES & PROCEDURES


RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Franklin Mutual Advisors, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.

HOW ADVISER VOTES PROXIES

FIDUCIARY CONSIDERATIONS
All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

CONFLICTS OF INTEREST
All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS
One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Adviser reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Adviser may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Adviser generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Adviser will give careful review on a case-by-case basis of the potential ramifications of such implementation.

RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion with regard to social, environmental and ethical issues although Adviser may vote in favor of those issues that are believed to have significant economic benefits or implications.

GLOBAL CORPORATE GOVERNANCE: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Adviser may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

     1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Adviser. The Proxy Group will periodically review and update this list.

     2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

     3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

     4. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

     5. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

     6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

     7. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

     8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

     9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

     10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

     11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

     12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

     13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

     14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

     15.  At least  annually,  the Proxy  Group will verify  that:

          o All annual proxies for the securities held by Advisory Clients have been received;

          o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

          o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;

          o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy
Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at WWW.FRANKLINTEMPLETON.COM and may request additional copies by calling the number above. The proxy voting records for Canadian mutual fund products will be available no later than August 31, 2006 at WWW.FRANKLINTEMPLETON.CA. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of June 30, 2006

                               PPM AMERICA, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                        ADOPTED JUNE 19, 2003, AS AMENDED

                          LAST REVIEWED MARCH 31, 2006

     The following policies and procedures are adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (the "Act"). The policies and procedures are designed to prevent material conflicts of interest from affecting the manner in which PPM America, Inc. ("PPM") votes proxies on behalf of its clients and to ensure that proxies are voted in the best economic interests of clients. The policies and procedures are tailored to suit PPM's advisory business, the types of securities and portfolios managed by PPM and the extent to which PPM clients have adopted their own proxy voting procedures.

I. RESPONSIBILITY FOR VOTING. PPM shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless:

          o the client is subject to the Employee Retirement Income Security Act ("ERISA") and the investment management agreement between PPM and the client expressly precludes the voting of proxies by PPM;

          o    the client otherwise instructs PPM; or

          o in PPM's judgment, the cost of voting the proxy would exceed the anticipated benefit to the client.

     The financial interest of PPM's clients is the primary consideration in determining how proxies should be voted.

     When making proxy voting decisions, PPM generally adheres to its Proxy Voting Guidelines set forth in Appendix A hereto (the "Voting Guidelines"). The Voting Guidelines, which have been developed with the assistance of Institutional Shareholder Services ("ISS"), set forth PPM's positions on recurring issues and criteria for addressing non-recurring issues.


II. OVERSIGHT. The Public Equity Group oversees the proxy voting process, reviews these policies and procedures, including the Voting Guidelines, at least annually and proposes any changes to Senior Management. The Public Equity Group also grants authority to certain PPM employees or services to vote proxies in accordance with the Voting Guidelines.

III. ADMINISTRATION. All proxies received by PPM for voting, including those received by portfolio management groups other than the Public Equity Group, will be forwarded to Portfolio Services for administration. PPM has engaged an independent third party service, Institutional Shareholder Services ("ISS"), to provide administrative assistance in connection with the voting of proxies. ISS is a premier proxy research, advisory, voting and vote reporting service that specializes in proxy voting. ISS' primary function with respect to PPM is to apprise us of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and recommend the manner in which PPM should vote on particular proxy proposals. ISS also will electronically vote proxies in accordance with PPM's instructions.

     PPM retains final authority and fiduciary responsibility for the voting of proxies.

     A.   RECEIPT AND RECORDING OF PROXY INFORMATION.

          1. Portfolio Services is responsible for establishing in the records for each client whether the client has:

               o vested PPM with proxy voting authority or has reserved or delegated that responsibility to another, designated person; and

               o adopted a proxy voting policy that PPM is required to follow, including one that would require voting on issues relating to social and/or political responsibility.

          2. For each account that PPM advises and has discretion to vote shareholder proxies, Portfolio Services shall notify the client's custodian that all proxy materials and ballots shall be forwarded to ISS.

          3. ISS shall input all proxy information into its system and shall publish a daily report that identifies pending meetings and due dates for ballots.

     B.   RECONCILIATION OF HOLDINGS.

          1. Portfolio Services shall forward a current list of portfolio holdings to ISS weekly; and

          2. For each proxy received, ISS shall confirm that share amounts reflected on proxy ballots are the actual number of shares entitled to vote.

     C.   TRANSMISSION  OF  BALLOTS.   ISS  shall  transmit  each  proxy  ballot
          (electronically or by mail).

     D. RECORDS. In accordance with Section 204-2 of the Act, the following documents shall be maintained for a period of five years:

          1. a copy of each proxy statement received (PPM will rely on EDGAR for retention of all proxy statements);

          2. a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

          3. a copy of any document generated by PPM, a PPM affiliate or a delegate of PPM that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision;

          4. a copy of each written client request for PPM's proxy voting record; and

          5. a copy of any written response from PPM to any client request (written or oral) for PPM's proxy voting record.

     E. AVAILABILITY OF RECORDS. Copies of these policies and procedures, which may be updated from time to time, and records of all proxies voted shall be made available to clients, in such forms or intervals as the clients reasonably request. ISS shall maintain electronic records of each vote cast and will make voting records available electronically to PPM clients. Client requests for such information will be forwarded to Portfolio Services for fulfillment and tracking purposes.

IV.  VOTING POLICY.

     A. CLIENT POLICY. If a client has a proxy voting policy that it has delivered to PPM, PPM shall vote proxies solicited by or with respect to the issuers of securities held in that client's account in accordance with that policy. Portfolio managers shall be responsible for reviewing client directed voting policies and Legal/Compliance will periodically review votes cast to ensure compliance with such policies.

     B. NO CLIENT POLICY. If a client does not have or does not deliver a proxy voting policy to PPM prior to the record date stated in the proxy, PPM shall vote each proxy solicited by or with respect to the issuers of securities held in that client's account in accordance with the Voting Guidelines set forth in Appendix A hereto, or, in such other manner that, in the judgment of PPM, is in the best interests of the client.

V. VOTING ANALYSIS AND GUIDELINES. PPM has adopted the Voting Guidelines to provide guidance on how to address specific proposals as they arise.

     A.   RESEARCH.   PPM   utilizes   ISS  to   perform   research   and   make
          recommendations to PPM based on the Voting Guidelines on matters for which votes are being solicited.

     B. ANALYSIS. ISS shall deliver to PPM research and vote recommendations electronically for analysis.

          As soon as practicable after receipt, Portfolio Services shall forward the ISS research and vote recommendations to the appropriate portfolio manager(s) for their shall review and:

               o if the portfolio manager determines that the recommendation is consistent with the Voting Guidelines, no response to Portfolio Services is required. Portfolio Services shall then confirm with ISS that the recommended vote is appropriate for transmission; or

               o if, after consideration of certain factors, the portfolio manager determines that the proposal will not enhance shareholder value and the portfolio manager determines to vote the proxy in a manner contrary to the Voting Guidelines, the portfolio manager shall then submit the recommended vote to Legal/Compliance to determine whether there is a potential conflict of interest. If there is no conflict of interest, the vote shall be submitted to ISS for transmission. If a conflict of interest is identified, the vote shall be submitted to the Conflicts Committee and the Conflicts Committee will review the proposed vote to determine if the vote is consistent with these policies and procedures, and if so, approve the submission of the vote to ISS for transmission.

VI. CONFLICTS OF INTEREST. To ensure that conflicts of interest have no effect on votes cast, the Voting Guidelines are designed to eliminate adviser discretion from the voting process and votes are generally cast based upon the recommendations of ISS. In the event that PPM determines that a proxy should be voted in a manner contrary to the policy set forth in the Voting Guidelines, the following shall apply:

     A. IDENTIFICATION. Legal/Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios. PPM will be deemed to have a potential conflict when voting a proxy of an issuer if:

          o the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;

          o an officer or board member of the issuer is also an employee of PPM;

          o    PPM has a personal or business relationship with a participant in
               the  proxy  contest,   corporate   directors  or  candidates  for
               corporate directorship;

          o PPM or an affiliate is providing a service to a company whose management is soliciting proxies;

          o PPM has an interest in the outcome of the matter before shareholders; or

          o the chief compliance officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client.

     B. RESOLUTION. PPM shall maintain a list of all issuers with whom it is deemed to have a potential conflict voting proxies (the "Identified Issuers") and will provide such list to ISS and update the list from time to time. For any meeting of shareholders of an Identified Issuer, the Conflicts Committee will conduct an independent review of the proposed vote. The Conflicts Committee may include any member of the Public Equity Group, the chief compliance officer of PPM or general counsel of PPM, but may not be the person with whom the Identified Issuer has a relationship or a member of the portfolio management group that invests in such Identified Issuer.

                                   APPENDIX B


                                PPM AMERICA, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                 REQUEST FOR VOTE CONTRARY TO VOTING GUIDELINES

Section V of the Proxy Voting Policies and Procedures of PPM America, Inc. (the "Procedures") permits portfolio managers to submit recommendations for proxy votes that are contrary to Voting Guidelines to the Conflicts Committee. The Conflicts Committee is then responsible for reviewing the recommendation and must determine whether the recommendation is consistent with the Procedures and in the best economic interests of clients. Please note: capitalized terms not otherwise defined in this Appendix have the meanings ascribed to them in the Procedures. IN ORDER TO FACILITATE THE PROCESS OF REVIEWING ANY REQUEST FOR A VOTE CONTRARY TO THE VOTING GUIDELINES, PLEASE PROVIDE THE FOLLOWING
INFORMATION:

PART I.  REQUEST AND RELATED FACTS (TO BE COMPLETED BY THE PORTFOLIO MANAGER)

     1. State the provision of the Voting Guidelines that applies to the shareholder proposal:

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


     2. Describe below (or attach hereto) the recommended vote, together with the relevant factors you considered related to the recommended vote. IN PARTICULAR, PLEASE DESCRIBE ANY CIRCUMSTANCE OR FACTOR IN WHICH THE PROPOSED RECOMMENDATION MAY BE DEEMED TO BE THE PRODUCT OF A CONFLICT OF INTEREST OR RESULT IN A BREACH OF THE DUTIES OWED TO PPM'S CLIENTS BY EITHER ANY INDIVIDUAL OR PPM (IF NONE, PLEASE INDICATE ACCORDINGLY):

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

REQUESTED FOR APPROVAL:

I CERTIFY THAT I HAVE READ AND UNDERSTAND THE SECTION(S) OF THE VOTING GUIDELINES THAT WOULD OTHERWISE RESULT IN A VOTE CONTRARY TO THE RECOMMENDED VOTE LISTED ABOVE AND TO THE BEST OF MY KNOWLEDGE I BELIEVE THAT THE PROPOSED RECOMMENDATION (I) IS NOT THE RESULT OF A CONFLICT OF INTEREST AND (II) DOES NOT RESULT IN A BREACH OF THE DUTIES OWED TO PPM CLIENTS BY ME, ANY INDIVIDUAL AT PPM OR PPM.

-----------------------------       ------------------------  ----------------
Name                                Title                     Date

Approved by (Conflicts Committee)


-----------------------------       ------------------------  ----------------
Name

-------------------------------------------------------------------------------

PART II: CONFLICTS COMMITTEE DUE DILIGENCE (TO BE COMPLETED BY THE CONFLICTS COMMITTEE)

Discuss briefly below, or attach hereto,  any concerns  relating to the proposed
recommendation,    including   any   qualifications   with   respect   to   your
recommendation:

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


PART VI: DETERMINATION OF THE CONFLICTS COMMITTEE (TO BE COMPLETED BY THE CONFLICTS COMMITTEE)

THE CONFLICTS COMMITTEE SHALL REVIEW THE FOREGOING INFORMATION TO DETERMINE WHETHER THE PROPOSED RECOMMENDATION (I) IS NOT THE PRODUCT OF A CONFLICT OF INTEREST AND (II) DOES NOT RESULT IN A BREACH OF THE DUTIES OWED TO CLIENTS BY EITHER THE INDIVIDUALS LISTED OR PPM. IN LIGHT THEREOF AND UPON REVIEW OF THE FOREGOING, THE PROPOSED EXCEPTION IS:

_____    Approved*

_____    Not Approved


-----------------------------       ------------------------  ----------------
Name                                Title                     Date

-------------------------------------

*Any qualifications to such approval are set forth below:

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

THE [PORTFOLIO SERVICES DEPARTMENT] SHALL RETAIN IN ITS FILES A COPY OF THIS REQUEST AND ANY RELATED INFORMATION.


PMA/Proxy Voting Policies and Procedures V1.2          Last  Reviewed 03/31/06

                        TEMPLETON GLOBAL ADVISORS LIMITED

                       PROXY VOTING POLICIES & PROCEDURES


RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Templeton Global Advisors Limited (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.

HOW ADVISER VOTES PROXIES

FIDUCIARY CONSIDERATIONS
All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

CONFLICTS OF INTEREST
All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS
One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Adviser reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Adviser may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Adviser generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Adviser will give careful review on a case-by-case basis of the potential ramifications of such implementation.

RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion with regard to social, environmental and ethical issues although Adviser may vote in favor of those issues that are believed to have significant economic benefits or implications.

GLOBAL CORPORATE GOVERNANCE: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Adviser may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

     1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Adviser. The Proxy Group will periodically review and update this list.

     2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

     3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

     4. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

     5. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

     6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

     7. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

     8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

     9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

     10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

     11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

     12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

     13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

     14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

     15.  At least  annually,  the Proxy  Group will verify  that:

          o All annual proxies for the securities held by Advisory Clients have been received;

          o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

          o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;

          o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy
Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at WWW.FRANKLINTEMPLETON.COM and may request additional copies by calling the number above. The proxy voting records for Canadian mutual fund products will be available no later than August 31, 2006 at WWW.FRANKLINTEMPLETON.CA. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.


As of June 30, 2006

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits
          (a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

       (b)(1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (3) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (c)  Not Applicable

       (d)(1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

         (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

         (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (66) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (67) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (71) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (72) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (81) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (82) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (84) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (85) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (86) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (87) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (96) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (97) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (98) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (99) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (100) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (101) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (102) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (103) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (104) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (105) Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (106) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (107) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (108) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (109) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (110) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (111) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (112) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (113) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (114) Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (115) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, attached hereto.

       (e)(1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

         (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (18) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (19) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

          (f)  Not Applicable

       (g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

          (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

          (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (14) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (15) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (16) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, attached hereto.

       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

          (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

          (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (20) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (21) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

         (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (31) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (33) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (34) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (35) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (36) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (37) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (38) Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (39) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, attached hereto.

          (i)  Opinion and Consent of Counsel, attached hereto.

          (j)  Consent of Auditors, attached hereto.

          (k)  Not Applicable

          (l)  Not Applicable

       (m)(1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (9) Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (10) Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (11) Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (12) Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (13) Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

       (n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (5) Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (6) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (7) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (8) Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

          (9) Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

          (o)  Not Applicable

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

         (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

         (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (38) Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (39) Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (40) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (41) Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (42) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

         (43) Code of Ethics for Pacific Investment Management Company, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (44) Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (45) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (46) Code of Ethics for Credit Suisse Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (47) Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (48) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (49) Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.


Item 24. Persons controlled by or under Common Control with Registrant.

Jackson National  Separate Account I
Jackson National  Separate Account III
Jackson National  Separate  Account IV
Jackson National  Separate Account V
JNLNY Separate  Account I
JNLNY Separate  Account II
JNLNY Separate Account  IV

Item 25. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The  foregoing  indemnification  arrangements  are subject to the  provisions of
Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Frauenheim, Fritts, McLellan, D'Annunzio, Bouchard, Nerud, Koors, Simon, Fredricks, and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                                 Address                                Principal Occupation

Andrew B. Hopping                    1 Corporate Way                        President, Managing Board Member (3/98
                                     Lansing, MI 48951                      to Present)

Mark D. Nerud                        1 Corporate Way                        Chief Financial Officer
                                     Lansing, MI 48951                      (3/98 to Present)

Susan S. Rhee                        1 Corporate Way                        Secretary (1/00 to Present)
                                     Lansing, MI 48951                      Chief Legal Officer (7/04 to Present)

Steve Fredricks                      1 Corporate Way                        Chief Compliance Officer
                                     Lansing, MI 48951                      (2/05 to Present)

Robert A. Fritts                     1 Corporate Way                        Board Member (11/03 to present)
                                     Lansing, MI 48951

Thomas J. Meyer                      1 Corporate Way                        Board Member (11/03 to present)
                                     Lansing, MI 48951

AIM Capital Management, Inc., Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Limited, Eagle Asset Management, Inc., Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., Lazard Asset
Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Standard & Poor's Investment Advisory Services, Inc., Templeton Global Advisors Limited, T. Rowe Price Associates, Inc., Wellington Management Company, LLP, Western Asset Management Company, and Western Asset Management Company Ltd the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

                                                                                                    File No.
AIM Capital Management, Inc.                                                                        801-15211
Credit Suisse Asset Management, LLC                                                                 801-37170
Credit Suisse Asset Management Limited                                                              801-40177
Eagle Asset Management, Inc.                                                                        801-21343
Fidelity Management & Research Company                                                              801-07884
Franklin Advisers, Inc.                                                                             801-26292
Franklin Advisory Services, LLC                                                                     801-51967
Franklin Mutual Advisers, LLC                                                                       801-53068
Fred Alger Management, Inc.                                                                         801-06709
Goldman Sachs Asset Management, L.P.                                                                801-37591
INVESCO Institutional (N.A.), Inc.                                                                  801-33949
J.P. Morgan Investment Management Inc.                                                              801-21011
Lazard Asset Management                                                                             801-6568
Mellon Capital Management Corporation                                                               801-19785
OppenheimerFunds, Inc.                                                                              801-8253
Pacific Investment Management Company                                                               801-48187
PPM America, Inc.                                                                                   801-40783
Putnam Investment Management, Inc.                                                                  801-7974
Standard & Poor's Investment Advisory Services, Inc.                                                801-51431
Templeton Global Advisors Limited                                                                   801-42343
T. Rowe Price Associates, Inc.                                                                      801-856
Wellington Management Company llp                                                                   801-15908
Western Asset Management Company                                                                    801-08162
Western Asset Management Company Ltd                                                                801-21068

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC.:


Name and Business Address          Positions and Officers with Underwriter

Michael A. Wells                     Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                    Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                     Director, President and
8055 E. Tufts Avenue                    Chief Executive Officer
Suite 1000
Denver, CO 80237

Nikhil Advani                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pamela Aurbach                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brad Baker                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Linda Baker                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Janice Blanchard                     Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                          Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                         Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Robert DiNardo                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Paul Fitzgerald                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                     Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kevin Grant                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bonnie Howe                          Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                        Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                        Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brian Lane                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brook Meyer                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                      Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Justin Rafferty                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                  Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen Schofield                   Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Sam Somuri                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                        Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                  Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                        Vice President and Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

C. Ray Trueblood                     Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Wright                        Vice President and Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of December 2006.

                                      JNL SERIES TRUST

                             By:      /S/ ROBERT A. FRITTS BY SUSAN S. RHEE*
                                      ----------------------------------------
                                      Robert A. Fritts
                                      President and Chief Executive Officer


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/S/ ROBERT A. FRITTS BY SUSAN S. RHEE*                  December 8, 2006
----------------------------------------
Robert A. Fritts
President, Chief Executive Officer and Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                   December 8, 2006
---------------------------------------
Michelle Engler
Trustee

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                  December 8, 2006
----------------------------------------
Michael Bouchard
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                December 8, 2006
------------------------------------------
Dominic D'Annunzio
Trustee

/S/ JOSEPH FRAUENHEIM BY SUSAN S. RHEE*                 December 8, 2006
-----------------------------------------
Joseph Frauenheim
Trustee

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*               December 8, 2006
-------------------------------------------
Richard D. McLellan
Trustee

/S/ MARK D. NERUD BY SUSAN S. RHEE*                     December 8, 2006
-------------------------------------
Mark D. Nerud
Vice President, Chief Financial Officer and Treasurer

* By Susan S. Rhee, Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/S/ ROBERT A. FRITTS                                      November 1, 2006
---------------------
Robert A. Fritts

/S/ MICHELLE ENGLER                                       November 1, 2006
--------------------
Michelle Engler

/S/ MICHAEL BOUCHARD                                      November 1, 2006
---------------------
Michael Bouchard

/S/ DOMINIC D'ANNUNZIO                                    November 1, 2006
-----------------------
Dominic D'Annunzio

/S/ JOSEPH FRAUENHEIM                                     November 1, 2006
----------------------
Joseph Frauenheim

/S/ RICHARD D. MCLELLAN                                   November 1, 2006
------------------------
Richard D. McLellan

/S/ MARK D. NERUD                                         November 1, 2006
------------------
Mark D. Nerud

                                  EXHIBIT LIST

EXHIBIT NUMBER 23  DESCRIPTION

 (d)(115) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, attached hereto as EX-99.23(d)(115).

  (g)(16)  Form of Amendment to Mutual Fund Custody and Services
           Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, attached hereto as EX-99.23(g)(16).

  (h)(39) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, attached hereto as EX-99.23(h)(39).

  (i)      Opinion and Consent of Counsel, attached hereto as EX-99.23(i).

  (j)      Consent of Auditors, attached hereto as EX-99.23(j).